UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2546

Fidelity Commonwealth Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Fund

February 29, 2016

EIF-QTLY-0416
1.814098.111

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 0.3%
China Automotive Systems, Inc. (a)	9,677	$40,740
China XD Plastics Co. Ltd. (a)	13,378	37,057
Dorman Products, Inc. (a)(b)	10,784	545,347
Federal-Mogul Corp. Class A (a)	55,940	406,124
Fox Factory Holding Corp. (a)	13,591	202,914
Fuel Systems Solutions, Inc. (a)	5,576	25,148
Gentex Corp.	85,506	1,244,967
Gentherm, Inc. (a)	11,014	459,284
Kandi Technolgies, Inc. (a)(b)	14,193	98,925
Motorcar Parts of America, Inc. (a)	5,172	178,434
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(b)	5,763	4,149
Shiloh Industries, Inc. (a)	8,773	38,075
SORL Auto Parts, Inc. (a)	1,464	2,328
Spartan Motors, Inc.	15,102	54,216
Strattec Security Corp.	1,501	77,211
Sypris Solutions, Inc. (a)	1,434	1,219
The Goodyear Tire & Rubber Co.	79,276	2,387,793
		5,803,931
Automobiles - 0.4%
Tesla Motors, Inc. (a)(b)	39,187	7,521,161
Distributors - 0.2%
Core-Mark Holding Co., Inc.	6,864	505,396
Fenix Parts, Inc. (b)	5,505	27,415
LKQ Corp. (a)	91,777	2,533,045
Pool Corp. (b)	12,325	989,328
VOXX International Corp. (a)(b)	5,545	22,125
Weyco Group, Inc.	4,744	129,132
		4,206,441
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	13,765	307,648
American Public Education, Inc. (a)	4,342	66,997
Apollo Education Group, Inc. Class A (non-vtg.) (a)	33,121	271,261
Ascent Capital Group, Inc. (a)(b)	3,915	54,419
ATA, Inc. ADR (a)(b)	2,232	11,294
Cambium Learning Group, Inc. (a)	16,088	71,431
Capella Education Co.	3,864	178,671
Career Education Corp. (a)	23,870	60,152
Collectors Universe, Inc.	3,024	48,233
Grand Canyon Education, Inc. (a)	14,125	550,593
Houghton Mifflin Harcourt Co. (a)(b)	40,526	762,294
Liberty Tax, Inc.	4,498	76,376
Lincoln Educational Services Corp. (a)	11,240	29,898
National American University Holdings, Inc.	1,829	2,853
Strayer Education, Inc. (a)	3,169	143,017
Tarena International, Inc. ADR (a)	10,560	106,867
		2,742,004
Hotels, Restaurants & Leisure - 2.8%
Amaya, Inc. (a)	40,397	584,308
BJ's Restaurants, Inc. (a)	7,534	332,099
Bloomin' Brands, Inc.	35,550	614,660
Bob Evans Farms, Inc.	6,754	289,814
Bojangles', Inc. (a)(b)	11,915	172,291
Bravo Brio Restaurant Group, Inc. (a)	5,313	41,495
Buffalo Wild Wings, Inc. (a)(b)	5,538	878,604
Caesars Acquisition Co. (a)(b)	43,503	263,628
Caesars Entertainment Corp. (a)(b)	43,904	396,892
Carrols Restaurant Group, Inc. (a)	11,201	148,637
Century Casinos, Inc. (a)	8,025	54,008
China Lodging Group Ltd. ADR	9,348	261,744
China Yida Holding Co. (a)(b)	388	640
Churchill Downs, Inc.	5,017	680,406
Chuy's Holdings, Inc. (a)(b)	4,715	151,069
Cosi, Inc. (a)(b)	12,944	8,207
Cracker Barrel Old Country Store, Inc. (b)	7,145	1,057,817
Dave & Buster's Entertainment, Inc. (a)	12,314	454,510
Del Frisco's Restaurant Group, Inc. (a)	7,307	112,820
Del Taco Restaurants, Inc. (a)	11,946	129,375
Denny's Corp. (a)	27,012	279,034
Diversified Restaurant Holdings, Inc. (a)	7,360	13,395
Dunkin' Brands Group, Inc. (b)	27,542	1,282,906
El Pollo Loco Holdings, Inc. (a)(b)	12,071	155,837
Eldorado Resorts, Inc. (a)	13,504	135,175
Empire Resorts, Inc. (a)	3,074	38,056
Famous Dave's of America, Inc. (a)	1,737	10,109
Fiesta Restaurant Group, Inc. (a)(b)	7,711	255,388
Fogo de Chao, Inc. (b)	9,961	159,376
Gaming Partners International Corp. (a)	597	5,755
Golden Entertainment, Inc. (a)	6,854	70,939
Good Times Restaurants, Inc. (a)(b)	8,038	34,081
Habit Restaurants, Inc. Class A (a)(b)	3,424	71,151
Homeinns Hotel Group ADR (a)(b)	10,415	362,963
Iao Kun Group Holding Co. Ltd.	14,955	17,796
Icahn Enterprises LP	38,951	2,317,585
Ignite Restaurant Group, Inc. (a)(b)	10,009	32,529
International Speedway Corp. Class A	8,813	303,960
Interval Leisure Group, Inc. (b)	18,311	237,127
Isle of Capri Casinos, Inc. (a)	12,068	136,972
Jack in the Box, Inc.	10,608	729,300
Jamba, Inc. (a)(b)	4,597	61,002
Kona Grill, Inc. (a)	3,779	56,005
Lindblad Expeditions Holdings (a)	15,397	148,735
Marriott International, Inc. Class A (b)	77,077	5,252,798
Melco Crown Entertainment Ltd. sponsored ADR (b)	50,834	802,669
Monarch Casino & Resort, Inc. (a)	5,282	106,274
Morgans Hotel Group Co. (a)(b)	9,232	13,663
Nathan's Famous, Inc. (a)	1,506	76,068
Noodles & Co. (a)(b)	8,042	103,179
Norwegian Cruise Line Holdings Ltd. (a)	68,805	3,380,390
Panera Bread Co. Class A (a)	6,993	1,448,950
Papa John's International, Inc. (b)	11,642	676,982
Papa Murphy's Holdings, Inc. (a)(b)	5,342	57,854
Peak Resorts, Inc. (b)	8,205	30,112
Penn National Gaming, Inc. (a)	22,534	311,871
Pinnacle Entertainment, Inc. (a)	18,069	522,375
Popeyes Louisiana Kitchen, Inc. (a)(b)	6,736	367,045
Potbelly Corp. (a)	9,310	116,841
Rave Restaurant Group, Inc. (a)(b)	4,931	25,641
RCI Hospitality Holdings, Inc.	3,935	34,746
Red Robin Gourmet Burgers, Inc. (a)	4,333	282,078
Ruth's Hospitality Group, Inc.	11,848	208,169
Scientific Games Corp. Class A (a)(b)	27,135	230,919
Sonic Corp.	14,673	430,946
Starbucks Corp.	444,131	25,852,866
Texas Roadhouse, Inc. Class A (b)	20,744	865,232
The Cheesecake Factory, Inc.	14,189	708,031
Town Sports International Holdings, Inc. (a)	5,713	6,399
Tuniu Corp. Class A sponsored ADR (a)(b)	9,872	104,248
Wendy's Co.	80,988	758,858
Wingstop, Inc. (b)	8,388	199,802
Wynn Resorts Ltd. (b)	30,458	2,512,176
		59,035,382
Household Durables - 0.3%
Bassett Furniture Industries, Inc.	3,109	96,317
Cavco Industries, Inc. (a)	2,517	204,229
Dixie Group, Inc. (a)(b)	3,770	16,927
Flexsteel Industries, Inc.	2,294	93,664
Garmin Ltd. (b)	56,684	2,296,269
GoPro, Inc. Class A (a)(b)	30,440	361,627
Green Brick Partners, Inc. (a)(b)	16,112	98,444
Helen of Troy Ltd. (a)	8,393	800,356
Hooker Furniture Corp.	3,483	111,177
iRobot Corp. (a)	9,054	283,752
LGI Homes, Inc. (a)(b)	6,216	147,568
Lifetime Brands, Inc.	7,010	83,840
Live Ventures, Inc. (a)(b)	1,819	2,819
Nova LifeStyle, Inc. (a)	3,428	4,422
SGOCO Technology Ltd. (a)	250	843
Skullcandy, Inc. (a)	6,790	24,037
SodaStream International Ltd. (a)(b)	5,952	88,863
Stanley Furniture Co., Inc. (a)	825	2,096
Turtle Beach Corp. (a)(b)	11,150	11,262
Universal Electronics, Inc. (a)	4,111	218,459
Vuzix Corp. (a)(b)	6,024	34,216
Zagg, Inc. (a)(b)	8,826	91,967
		5,073,154
Internet & Catalog Retail - 6.6%
1-800-FLOWERS.com, Inc. Class A (a)	10,182	79,521
Amazon.com, Inc. (a)	140,425	77,587,621
Blue Nile, Inc.	3,584	93,399
CafePress, Inc. (a)	1,330	4,894
Cnova NV (a)(b)	137,886	303,349
Ctrip.com International Ltd. sponsored ADR (a)(b)	103,126	4,219,916
Duluth Holdings, Inc.	9,739	161,180
eLong, Inc. sponsored ADR (a)(b)	4,381	77,631
Etsy, Inc. (b)	34,429	273,366
EVINE Live, Inc. (a)	15,769	8,028
Expedia, Inc.	41,157	4,284,855
FTD Companies, Inc. (a)(b)	9,560	222,270
Gaiam, Inc. Class A (a)	6,590	37,365
Groupon, Inc. Class A (a)(b)	186,721	892,526
HSN, Inc. (b)	15,859	841,954
JD.com, Inc. sponsored ADR (a)	261,136	6,713,807
Lands' End, Inc. (a)(b)	10,395	250,104
Liberty Interactive Corp.:
(Venture Group) Series A (a)	42,567	1,561,783
QVC Group Series A (a)	140,922	3,576,600
Liberty TripAdvisor Holdings, Inc. (a)	22,531	459,407
MakeMyTrip Ltd. (a)(b)	13,385	226,207
Netflix, Inc. (a)	128,036	11,959,843
NutriSystem, Inc.	8,722	177,493
Overstock.com, Inc. (a)	10,181	148,643
PetMed Express, Inc. (b)	7,027	115,946
Priceline Group, Inc. (a)(b)	14,910	18,864,281
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	19,515	723,811
Shutterfly, Inc. (a)	11,028	490,084
TripAdvisor, Inc. (a)(b)	39,422	2,467,817
U.S. Auto Parts Network, Inc. (a)	5,624	15,466
		136,839,167
Leisure Products - 0.3%
Arctic Cat, Inc.	3,330	58,208
Black Diamond, Inc. (a)	10,163	43,701
Escalade, Inc.	5,185	65,331
Hasbro, Inc.	37,201	2,822,440
JAKKS Pacific, Inc. (a)(b)	8,850	64,074
Johnson Outdoors, Inc. Class A	3,128	68,597
Malibu Boats, Inc. Class A (a)	5,676	87,694
Mattel, Inc. (b)	101,536	3,301,951
MCBC Holdings, Inc. (a)	6,935	92,097
Smith & Wesson Holding Corp. (a)	15,859	402,184
Summer Infant, Inc. (a)	1,750	3,395
		7,009,672
Media - 5.0%
AirMedia Group, Inc. ADR (a)(b)	11,144	60,958
AMC Networks, Inc. Class A (a)(b)	18,001	1,179,786
Beasley Broadcast Group, Inc. Class A	689	2,377
Bona Film Group Ltd. sponsored ADR (a)(b)	9,136	123,793
Carmike Cinemas, Inc. (a)	7,720	169,377
Central European Media Enterprises Ltd. Class A (a)(b)	48,238	118,665
Charter Communications, Inc. Class A (a)(b)	33,493	6,014,003
Cinedigm Corp. (a)(b)	19,604	5,107
Comcast Corp. Class A (b)	731,358	42,221,297
Crown Media Holdings, Inc. Class A (a)	115,469	506,909
CTC Media, Inc.	52,194	97,081
Cumulus Media, Inc. Class A (a)(b)	60,579	15,145
Daily Journal Corp. (a)(b)	470	91,561
Discovery Communications, Inc.:
Class A (a)(b)	45,582	1,139,550
Class B (a)	715	18,054
Class C (non-vtg.) (a)(b)	82,356	2,030,075
DISH Network Corp. Class A (a)	67,310	3,172,320
DreamWorks Animation SKG, Inc. Class A (a)(b)	23,217	595,748
Emmis Communications Corp. Class A (a)	2,486	1,318
Global Eagle Entertainment, Inc. (a)(b)	23,148	208,101
Hemisphere Media Group, Inc. (a)(b)	8,520	117,917
Insignia Systems, Inc. (a)	738	1,919
Liberty Broadband Corp.:
Class A (a)	7,387	371,492
Class C (a)	22,329	1,124,712
Liberty Global PLC:
Class A (a)(b)	76,266	2,809,639
Class B (a)	247	8,445
Class C (a)	177,434	6,380,527
LiLAC Class A (a)	4,022	136,547
LiLAC Class C (a)(b)	9,016	330,797
Liberty Media Corp.:
Class A (a)	34,801	1,239,612
Class C (a)	65,877	2,299,107
Loral Space & Communications Ltd. (a)	7,844	251,479
MDC Partners, Inc. Class A (sub. vtg.) (b)	15,538	331,270
National CineMedia, Inc.	21,047	314,653
News Corp.:
Class A	113,697	1,230,202
Class B	58,050	662,351
Nexstar Broadcasting Group, Inc. Class A (b)	9,191	410,654
Radio One, Inc. Class D (non-vtg.) (a)(b)	10,308	13,916
ReachLocal, Inc. (a)(b)	4,325	8,261
Reading International, Inc. Class A (a)	8,651	87,029
RRSat Global Communications Network Ltd.	2,447	31,909
Salem Communications Corp. Class A	6,056	29,129
Scholastic Corp.	9,726	340,702
Sinclair Broadcast Group, Inc. Class A	19,860	613,078
Sirius XM Holdings, Inc. (a)(b)	1,550,617	5,768,295
Sizmek, Inc. (a)	11,447	37,317
Spanish Broadcasting System, Inc. Class A (a)	311	1,011
Starz Series A (a)(b)	30,308	763,459
Twenty-First Century Fox, Inc.:
Class A	348,362	9,412,741
Class B	239,991	6,518,156
Viacom, Inc.:
Class A	15,241	631,892
Class B (non-vtg.)	103,579	3,816,886
Videocon d2h Ltd. sponsored ADR (a)(b)	13,671	83,393
VisionChina Media, Inc. ADR (a)	1,079	10,153
WPP PLC ADR (b)	5,426	571,032
YOU On Demand Holdings, Inc. (a)(b)	15,827	28,489
		104,559,396
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)(b)	70,173	5,631,383
Fred's, Inc. Class A	11,921	170,351
Gordmans Stores, Inc. (a)(b)	3,931	9,277
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	17,473	352,955
Sears Canada, Inc. (a)(b)	29,750	76,739
Sears Holdings Corp. (a)(b)	32,056	560,018
The Bon-Ton Stores, Inc. (b)	5,468	10,389
Tuesday Morning Corp. (a)(b)	12,485	84,024
		6,895,136
Specialty Retail - 1.7%
America's Car Mart, Inc. (a)	2,497	62,775
Ascena Retail Group, Inc. (a)(b)	58,859	497,359
bebe stores, Inc. (b)	19,126	8,800
Bed Bath & Beyond, Inc. (a)(b)	49,938	2,394,527
Big 5 Sporting Goods Corp.	7,420	101,654
Citi Trends, Inc.	4,611	85,257
Conn's, Inc. (a)(b)	9,568	162,369
DavidsTea, Inc. (b)	7,633	79,765
Destination Maternity Corp.	3,661	29,581
Destination XL Group, Inc. (a)(b)	19,982	88,920
Finish Line, Inc. Class A	13,458	245,205
Five Below, Inc. (a)(b)	15,936	611,146
Francesca's Holdings Corp. (a)	12,836	232,075
Hibbett Sports, Inc. (a)(b)	6,916	245,518
Kirkland's, Inc.	4,778	68,278
Mattress Firm Holding Corp. (a)(b)	10,718	482,632
Michaels Companies, Inc. (a)	62,725	1,461,493
Monro Muffler Brake, Inc. (b)	9,543	652,455
O'Reilly Automotive, Inc. (a)(b)	29,460	7,669,027
Office Depot, Inc. (a)	163,338	829,757
Outerwall, Inc. (b)	5,210	162,500
Pacific Sunwear of California, Inc. (a)(b)	15,934	3,075
Perfumania Holdings, Inc. (a)	1,858	4,775
Rent-A-Center, Inc.	15,062	192,342
Ross Stores, Inc.	121,976	6,706,240
Sears Hometown & Outlet Stores, Inc. (a)	7,167	48,521
Select Comfort Corp. (a)	15,318	274,192
Shoe Carnival, Inc.	6,746	159,003
Sportsman's Warehouse Holdings, Inc. (a)	13,189	171,061
Staples, Inc.	192,071	1,815,071
Stein Mart, Inc.	18,108	134,180
Tandy Leather Factory, Inc. (a)	1,041	7,225
The Children's Place Retail Stores, Inc.	5,795	394,871
Tile Shop Holdings, Inc. (a)(b)	15,716	198,336
Tractor Supply Co.	40,068	3,388,551
Trans World Entertainment Corp. (a)	6,821	24,215
Ulta Salon, Cosmetics & Fragrance, Inc. (a)(b)	19,054	3,147,530
Urban Outfitters, Inc. (a)(b)	35,210	932,713
West Marine, Inc. (a)	10,472	85,661
Winmark Corp.	1,430	138,567
Zumiez, Inc. (a)(b)	8,312	171,726
		34,168,948
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)	4,097	3,441
Cherokee, Inc. (a)	3,256	55,417
Columbia Sportswear Co. (b)	20,969	1,248,075
Crocs, Inc. (a)	21,234	207,881
Crown Crafts, Inc.	1,184	9,993
Fossil Group, Inc. (a)(b)	14,273	669,546
G-III Apparel Group Ltd. (a)	13,765	726,104
Iconix Brand Group, Inc. (a)(b)	15,311	133,206
Joe's Jeans, Inc. (a)	147	662
Kingold Jewelry, Inc. (a)	26,949	27,488
Lakeland Industries, Inc. (a)(b)	2,257	26,903
lululemon athletica, Inc. (a)(b)	39,161	2,456,570
Perry Ellis International, Inc. (a)	4,580	84,593
Rocky Brands, Inc.	3,378	38,881
Sequential Brands Group, Inc. (a)	19,492	135,859
Steven Madden Ltd. (a)	18,943	666,794
Superior Uniform Group, Inc.	5,441	96,578
Vera Bradley, Inc. (a)	10,846	180,369
		6,768,360

TOTAL CONSUMER DISCRETIONARY		380,622,752

CONSUMER STAPLES - 5.9%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated	2,113	369,183
Craft Brew Alliance, Inc. (a)	9,311	77,002
MGP Ingredients, Inc.	5,345	125,020
Monster Beverage Corp. (b)	60,737	7,622,494
National Beverage Corp. (a)	14,001	532,318
Primo Water Corp. (a)	8,555	79,647
		8,805,664
Food & Staples Retailing - 2.5%
Andersons, Inc.	8,388	225,218
Casey's General Stores, Inc.	11,634	1,228,201
Chefs' Warehouse Holdings (a)(b)	7,607	143,544
China Jo-Jo Drugstores, Inc. (a)	1,100	1,804
Costco Wholesale Corp.	130,993	19,652,880
Fairway Group Holdings Corp. (a)(b)	10,070	3,031
Fresh Market, Inc. (a)(b)	14,237	328,448
G Willi-Food International Ltd. (a)	4,242	16,077
Ingles Markets, Inc. Class A	4,342	146,456
PriceSmart, Inc.	9,252	714,810
SpartanNash Co.	11,054	303,432
Sprouts Farmers Market LLC (a)(b)	45,507	1,296,039
United Natural Foods, Inc. (a)	15,082	465,431
Village Super Market, Inc. Class A	3,307	87,669
Walgreens Boots Alliance, Inc.	313,585	24,754,400
Whole Foods Market, Inc.	101,736	3,185,354
		52,552,794
Food Products - 2.9%
Alico, Inc.	2,730	65,356
Blue Buffalo Pet Products, Inc. (a)(b)	58,714	1,074,466
Bridgford Foods Corp. (a)	433	3,797
Cal-Maine Foods, Inc. (b)	13,280	708,886
Calavo Growers, Inc.	5,075	271,817
Diamond Foods, Inc. (a)	9,300	352,007
Farmer Brothers Co. (a)(b)	6,095	160,664
Freshpet, Inc. (a)(b)	11,791	78,410
Inventure Foods, Inc. (a)(b)	6,705	41,035
J&J Snack Foods Corp.	5,470	606,021
John B. Sanfilippo & Son, Inc.	2,459	171,146
Keurig Green Mountain, Inc. (b)	44,771	4,116,246
Lancaster Colony Corp.	8,068	821,080
Landec Corp. (a)	8,847	89,266
Lifeway Foods, Inc. (a)	5,561	62,784
Limoneira Co. (b)	5,024	70,135
Mondelez International, Inc.	476,388	19,308,006
Origin Agritech Ltd. (a)(b)	2,765	3,263
Pilgrim's Pride Corp. (b)	76,318	1,865,975
S&W Seed Co. (a)(b)	8,090	33,897
Sanderson Farms, Inc. (b)	6,658	607,609
Seneca Foods Corp. Class A (a)	4,224	140,490
SkyPeople Fruit Juice, Inc. (a)(b)	1,700	731
Snyders-Lance, Inc. (b)	21,229	694,401
SunOpta, Inc. (a)	24,535	149,909
The Hain Celestial Group, Inc. (a)(b)	30,771	1,137,604
The Kraft Heinz Co. (b)	363,756	28,016,487
		60,651,488
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	16,033	216,926
WD-40 Co.	4,534	489,672
		706,598
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)(b)	10,526	65,261
Inter Parfums, Inc.	10,400	263,224
LifeVantage Corp. (a)(b)	4,117	41,129
Mannatech, Inc. (a)	625	11,331
Natural Health Trends Corp. (b)	3,424	106,726
Nature's Sunshine Products, Inc.	7,919	66,361
Neptune Technologies & Bioressources, Inc. (a)(b)	17,693	19,615
Nutraceutical International Corp. (a)	4,423	108,540
Reliv International, Inc. (a)	923	877
Synutra International, Inc. (a)(b)	19,248	97,972
The Female Health Co. (a)(b)	6,933	13,381
United-Guardian, Inc.	1,179	26,386
		820,803

TOTAL CONSUMER STAPLES		123,537,347

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Archrock Partners LP	19,891	136,054
Dawson Geophysical Co. (a)	7,613	25,960
DryShips, Inc. (b)	196,761	22,490
ENGlobal Corp. (a)	5,041	4,135
Forbes Energy Services Ltd. (a)	4,367	1,284
Geospace Technologies Corp. (a)(b)	4,623	51,639
Glori Energy, Inc. (a)	5,415	650
Gulf Island Fabrication, Inc.	5,322	47,419
Matrix Service Co. (a)	8,713	160,232
Mitcham Industries, Inc. (a)(b)	2,123	6,985
Ocean Rig UDW, Inc. (United States)	54,499	43,599
Patterson-UTI Energy, Inc. (b)	44,533	692,043
PHI, Inc. (non-vtg.) (a)	5,206	94,957
Profire Energy, Inc. (a)	7,873	6,191
RigNet, Inc. (a)(b)	5,882	77,642
SAExploration Holdings, Inc. (a)	3,388	4,032
Synthesis Energy Systems, Inc. (a)(b)	23,079	21,348
Tesco Corp.	14,411	104,336
		1,500,996
Oil, Gas & Consumable Fuels - 0.3%
Abraxas Petroleum Corp. (a)(b)	25,964	23,368
Aemetis, Inc. (a)(b)	5,390	9,864
Alliance Holdings GP, LP	19,331	268,121
Alliance Resource Partners LP	21,478	225,519
Amyris, Inc. (a)(b)	62,993	95,119
Approach Resources, Inc. (a)	8,306	6,262
Blueknight Energy Partners LP	9,473	46,891
BreitBurn Energy Partners LP	53,725	31,161
Calumet Specialty Products Partners LP	21,778	211,464
Capital Product Partners LP	36,962	123,823
Carrizo Oil & Gas, Inc. (a)	17,322	372,423
Clean Energy Fuels Corp. (a)(b)	24,912	71,747
Diamondback Energy, Inc.	21,215	1,511,569
Dorchester Minerals LP	11,954	113,443
Energy XXI (Bermuda) Ltd. (b)	29,919	11,136
EV Energy Partners LP	11,535	21,455
Gevo, Inc. (a)	314	119
Golar LNG Ltd. (b)	28,830	528,454
Golar LNG Partners LP	14,262	208,225
Green Plains Partners LP	5,333	68,529
Green Plains, Inc.	10,332	140,515
Gulfport Energy Corp. (a)	32,315	775,560
Hallador Energy Co. (b)	13,014	62,858
Hongli Clean Energy Technologies Corp. (a)	4,480	1,702
Isramco, Inc. (a)(b)	558	45,477
Legacy Reserves LP	16,922	11,507
Lilis Energy, Inc. (a)	2,890	460
LINN Energy LLC/LINN Energy Finance Corp.	102,015	42,765
LinnCo LLC (b)	32,952	8,146
Magellan Petroleum Corp. (a)	569	563
Marine Petroleum Trust	339	1,349
Martin Midstream Partners LP	10,618	164,260
Memorial Production Partners LP	27,639	54,449
Memorial Resource Development Corp. (a)	61,491	594,618
Mid-Con Energy Partners LP	7,322	8,347
Pacific Ethanol, Inc. (a)(b)	12,497	49,238
PDC Energy, Inc. (a)	11,830	592,801
PennTex Midstream Partners LP	7,073	72,215
PrimeEnergy Corp. (a)	333	15,581
Renewable Energy Group, Inc. (a)	13,388	97,599
Rex Energy Corp. (a)(b)	14,752	8,710
Solazyme, Inc. (a)(b)	22,326	34,829
StealthGas, Inc. (a)(b)	12,561	39,065
Torchlight Energy Resources, Inc. (a)(b)	2,041	1,061
TransGlobe Energy Corp. (a)	19,974	28,787
U.S. Energy Corp. (a)	3,179	1,136
Uranium Resources, Inc. (a)	5,678	1,278
Vanguard Natural Resources LLC	42,060	79,493
Vertex Energy, Inc. (a)(b)	4,311	6,467
Viper Energy Partners LP	24,858	370,136
Warren Resources, Inc. (a)(b)	12,572	999
Westmoreland Coal Co. (a)(b)	4,186	25,744
Zion Oil & Gas, Inc. (a)	3,214	5,625
Zion Oil & Gas, Inc. rights 3/31/16	32	0
		7,292,032

TOTAL ENERGY		8,793,028

FINANCIALS - 7.7%
Banks - 2.8%
1st Source Corp.	9,007	274,263
Access National Corp.	4,127	76,762
ACNB Corp.	934	20,184
Allegiance Bancshares, Inc. (a)(b)	3,946	68,108
American National Bankshares, Inc.	4,129	104,835
American River Bankshares (a)	684	7,045
Ameris Bancorp	8,677	234,192
Ames National Corp.	3,882	90,878
Arrow Financial Corp.	6,349	166,153
Atlantic Capital Bancshares, Inc. (a)	8,089	105,238
Avenue Financial Holdings, Inc.	3,947	71,954
BancFirst Corp.	5,797	327,531
Bancorp, Inc., Delaware (a)	10,990	52,422
Bank of Commerce Holdings	4,385	26,047
Bank of Marin Bancorp	2,183	107,753
Bank of the Ozarks, Inc. (b)	25,497	964,806
Bankwell Financial Group, Inc.	2,711	53,081
Banner Corp.	9,977	396,187
Baylake Corp.	3,140	45,436
BBCN Bancorp, Inc.	23,317	333,666
BCB Bancorp, Inc.	4,294	42,210
Blue Hills Bancorp, Inc.	10,596	146,225
BNC Bancorp	12,204	247,497
BOK Financial Corp. (b)	20,005	977,644
Boston Private Financial Holdings, Inc.	24,048	253,947
Bridge Bancorp, Inc.	6,490	184,381
Brookline Bancorp, Inc., Delaware	21,298	223,842
Bryn Mawr Bank Corp.	5,543	139,296
C & F Financial Corp.	1,129	45,307
California First National Bancorp	3,963	51,717
Camden National Corp.	3,354	130,169
Capital Bank Financial Corp. Series A	7,496	220,757
Capital City Bank Group, Inc.	9,199	132,466
Cardinal Financial Corp.	9,297	179,060
Carolina Financial Corp.	3,893	65,402
Cascade Bancorp (a)	29,149	156,239
Cathay General Bancorp	22,497	600,445
Centerstate Banks of Florida, Inc.	14,725	206,150
Central Valley Community Bancorp (b)	3,341	40,326
Century Bancorp, Inc. Class A (non-vtg.)	1,598	63,041
Chemical Financial Corp.	13,841	468,241
Chemung Financial Corp.	1,150	31,085
Citizens & Northern Corp.	5,396	107,380
Citizens Holding Co.	1,328	30,478
City Holding Co.	4,337	191,132
Civista Bancshares, Inc.	1,242	12,172
CNB Financial Corp., Pennsylvania	7,829	138,808
CoBiz, Inc.	14,313	155,296
Codorus Valley Bancorp, Inc.	3,778	75,636
Colony Bankcorp, Inc. (a)	217	1,849
Columbia Banking Systems, Inc.	15,826	456,264
Commerce Bancshares, Inc. (b)	27,840	1,182,643
Community Trust Bancorp, Inc.	6,808	229,566
CommunityOne Bancorp (a)	8,761	112,491
ConnectOne Bancorp, Inc.	12,583	194,030
County Bancorp, Inc. (b)	1,532	29,614
CU Bancorp (a)	6,745	147,581
CVB Financial Corp.	28,636	444,717
DNB Financial Corp.	927	26,679
Eagle Bancorp, Inc. (a)	9,823	450,286
East West Bancorp, Inc.	42,110	1,262,037
Eastern Virginia Bankshares, Inc.	5,032	34,218
Enterprise Bancorp, Inc.	3,752	85,283
Enterprise Financial Services Corp.	5,693	157,867
Equity Bancshares, Inc.	2,827	59,056
Farmers Capital Bank Corp.	2,916	74,970
Farmers National Banc Corp.	9,918	84,303
Fidelity Southern Corp.	7,431	111,391
Fifth Third Bancorp (b)	235,526	3,594,127
Financial Institutions, Inc.	5,682	150,687
First Bancorp, North Carolina	7,479	138,287
First Busey Corp.	8,511	161,283
First Business Finance Services, Inc.	3,986	84,144
First Citizen Bancshares, Inc.	3,413	799,086
First Community Bancshares, Inc.	9,664	174,918
First Connecticut Bancorp, Inc.	5,957	95,848
First Financial Bancorp, Ohio	17,306	290,222
First Financial Bankshares, Inc. (b)	19,704	520,383
First Financial Corp., Indiana	6,871	226,399
First Foundation, Inc. (a)	4,911	106,667
First Internet Bancorp	1,663	43,438
First Interstate Bancsystem, Inc.	5,223	139,976
First Merchants Corp.	13,461	298,700
First Midwest Bancorp, Inc., Delaware	20,509	342,500
First NBC Bank Holding Co. (a)	5,831	137,495
First Niagara Financial Group, Inc.	101,873	941,307
First Northwest Bancorp	5,897	74,184
First of Long Island Corp.	6,181	172,079
First South Bancorp, Inc., Virginia	619	5,082
First United Corp. (a)	493	5,107
FirstMerit Corp.	48,443	950,936
Flushing Financial Corp.	9,009	186,036
Fulton Financial Corp.	47,276	596,150
German American Bancorp, Inc.	5,050	161,247
Glacier Bancorp, Inc.	21,014	500,553
Great Southern Bancorp, Inc.	5,837	219,296
Green Bancorp, Inc. (a)	12,894	92,192
Grupo Financiero Galicia SA sponsored ADR (b)	13,847	405,440
Guaranty Bancorp	9,082	135,231
Hampton Roads Bankshares, Inc. (a)(b)	66,670	112,006
Hancock Holding Co.	21,480	495,544
Hanmi Financial Corp.	9,845	205,071
Hawthorn Bancshares, Inc.	678	10,001
Heartland Financial U.S.A., Inc.	7,625	224,175
Heritage Commerce Corp.	10,547	98,404
Heritage Financial Corp., Washington	9,211	160,640
Heritage Oaks Bancorp	14,610	106,069
Home Bancshares, Inc.	20,818	822,727
HomeTrust Bancshares, Inc. (a)	6,601	116,244
Horizon Bancorp Industries	3,808	92,154
Huntington Bancshares, Inc. (b)	232,553	2,034,839
IBERIABANK Corp.	11,819	563,530
Independent Bank Corp.	7,383	108,752
Independent Bank Corp., Massachusetts (b)	8,366	361,411
Independent Bank Group, Inc.	5,201	143,028
International Bancshares Corp.	21,116	476,166
Investar Holding Corp.	1,376	19,773
Investors Bancorp, Inc.	102,193	1,156,825
Lakeland Bancorp, Inc.	13,953	139,530
Lakeland Financial Corp.	5,429	231,873
Landmark Bancorp, Inc.	518	12,691
LCNB Corp.	4,073	65,168
LegacyTexas Financial Group, Inc.	13,368	237,282
Live Oak Bancshares, Inc.	10,398	137,670
Macatawa Bank Corp.	15,222	92,854
MainSource Financial Group, Inc.	9,118	188,743
MB Financial, Inc.	21,334	651,114
MBT Financial Corp.	9,373	76,577
Mercantile Bank Corp.	6,559	148,037
Merchants Bancshares, Inc.	2,816	81,382
Middleburg Financial Corp. (b)	2,232	46,671
MidWestOne Financial Group, Inc.	5,221	136,059
Monarch Financial Holdings, Inc.	3,628	55,146
MutualFirst Financial, Inc.	2,861	70,095
National Bankshares, Inc. (b)	2,969	98,749
National Commerce Corp.	4,298	94,685
National Penn Bancshares, Inc.	39,106	435,250
NBT Bancorp, Inc.	14,240	367,392
NewBridge Bancorp	12,614	137,871
Northeast Bancorp	1,292	12,804
Northrim Bancorp, Inc.	2,711	65,552
Norwood Financial Corp.	895	23,816
Oak Valley Bancorp Oakdale California	1,916	18,106
Ohio Valley Banc Corp.	1,615	36,338
Old Line Bancshares, Inc.	2,635	46,956
Old National Bancorp, Indiana	30,878	344,598
Old Point Financial Corp.	453	8,172
Old Second Bancorp, Inc. (a)	15,708	105,087
Opus Bank	9,657	311,535
Orrstown Financial Services, Inc.	2,177	38,293
Pacific Continental Corp.	8,315	128,384
Pacific Mercantile Bancorp (a)	9,313	64,539
Pacific Premier Bancorp, Inc. (a)	7,375	151,556
PacWest Bancorp	34,467	1,109,148
Park Sterling Corp.	17,930	111,704
Patriot National Bancorp, Inc. (a)	1,723	22,399
Peapack-Gladstone Financial Corp.	5,501	91,207
Penns Woods Bancorp, Inc. (b)	1,952	75,562
People's Utah Bancorp	8,000	121,600
Peoples Bancorp of North Carolina	1,863	34,615
Peoples Bancorp, Inc.	6,192	110,465
Peoples Financial Services Corp. (b)	3,284	118,946
Peoples United Financial, Inc. (b)	87,353	1,276,227
Pinnacle Financial Partners, Inc.	11,925	552,962
Popular, Inc.	30,704	813,656
Preferred Bank, Los Angeles	4,081	116,513
Premier Financial Bancorp, Inc.	2,589	40,130
PrivateBancorp, Inc.	22,415	770,179
QCR Holdings, Inc.	4,346	97,437
Renasant Corp.	12,595	393,216
Republic Bancorp, Inc., Kentucky Class A	8,205	210,130
Republic First Bancorp, Inc. (a)(b)	15,141	61,018
S&T Bancorp, Inc.	10,799	272,351
Sandy Spring Bancorp, Inc.	8,000	207,840
SB Financial Group, Inc.	723	7,346
Seacoast Banking Corp., Florida (a)	10,462	155,047
ServisFirst Bancshares, Inc.	7,779	284,322
Shore Bancshares, Inc.	4,335	48,855
Sierra Bancorp	6,519	122,362
Signature Bank (a)	14,861	1,925,243
Simmons First National Corp. Class A	8,923	367,538
South State Corp.	7,619	475,807
Southcoast Financial Corp. (a)	3,721	48,559
Southern National Bancorp of Virginia, Inc.	3,827	48,297
Southside Bancshares, Inc.	8,321	194,878
Southwest Bancorp, Inc., Oklahoma	6,487	98,278
State Bank Financial Corp.	12,215	228,665
Stock Yards Bancorp, Inc.	7,150	267,053
Stonegate Bank	5,009	143,808
Summit Financial Group, Inc.	616	8,125
Sun Bancorp, Inc. (a)(b)	6,509	135,257
SVB Financial Group (a)(b)	14,968	1,329,907
Talmer Bancorp, Inc. Class A	18,370	308,616
Texas Capital Bancshares, Inc. (a)	13,378	432,511
The First Bancorp, Inc.	4,381	82,626
TowneBank	15,781	275,063
Trico Bancshares	8,202	203,410
TriState Capital Holdings, Inc. (a)	10,095	121,241
Triumph Bancorp, Inc. (a)	5,436	74,310
Trustmark Corp.	15,882	347,498
UMB Financial Corp.	14,395	706,938
Umpqua Holdings Corp.	61,208	920,568
Union Bankshares Corp.	14,579	331,818
Union Bankshares, Inc.	744	21,011
United Bankshares, Inc., West Virginia (b)	19,892	697,016
United Community Bank, Inc.	20,690	358,144
United Security Bancshares, Inc.	450	3,731
United Security Bancshares, California	1,180	5,688
Univest Corp. of Pennsylvania	6,446	123,054
Veritex Holdings, Inc. (a)	5,201	67,561
Washington Trust Bancorp, Inc.	6,274	232,765
WashingtonFirst Bankshares, Inc.	3,764	80,399
WesBanco, Inc.	12,652	357,672
West Bancorp., Inc.	7,617	133,755
Westamerica Bancorp. (b)	7,240	325,728
Wilshire Bancorp, Inc.	23,189	228,180
Wintrust Financial Corp.	14,031	596,318
Your Community Bankshares, Inc.	2,345	77,197
Zions Bancorporation	57,268	1,220,954
		58,735,093
Capital Markets - 1.1%
American Capital Senior Floating Ltd.	4,809	38,809
BGC Partners, Inc. Class A	65,956	569,860
Calamos Asset Management, Inc. Class A	10,100	85,547
Capital Southwest Corp.	5,526	77,364
Capitala Finance Corp.	5,297	58,161
Carlyle Group LP	24,406	376,585
CM Finance, Inc. (b)	5,770	41,140
Cowen Group, Inc. Class A (a)(b)	30,004	101,714
Diamond Hill Investment Group, Inc.	1,123	189,787
E*TRADE Financial Corp. (a)(b)	86,412	2,027,226
FBR & Co.	4,327	75,506
Fifth Street Asset Management, Inc. Class A	4,060	12,951
Financial Engines, Inc. (b)	15,904	388,058
Harris & Harris Group, Inc. (a)	12,222	22,855
Harvest Capital Credit Corp.	3,560	36,917
Hennessy Advisors, Inc.	1,715	43,578
Horizon Technology Finance Corp.	3,800	40,812
Interactive Brokers Group, Inc.	18,845	643,934
INTL FCStone, Inc. (a)	5,492	140,211
LPL Financial (b)	28,491	576,373
Newtek Business Services Corp.	4,787	50,264
Northern Trust Corp.	69,594	4,132,492
SEI Investments Co.	49,491	1,889,071
Siebert Financial Corp. (a)	2,067	2,604
Silvercrest Asset Management Group Class A	3,070	33,524
T. Rowe Price Group, Inc. (b)	75,271	5,201,979
TD Ameritrade Holding Corp.	160,956	4,600,122
U.S. Global Investments, Inc. Class A	870	1,418
Virtu Financial, Inc. Class A	12,592	280,928
Virtus Investment Partners, Inc.	2,469	226,679
WisdomTree Investments, Inc. (b)	41,555	492,427
		22,458,896
Consumer Finance - 0.2%
Asta Funding, Inc. (a)(b)	3,624	26,165
Atlanticus Holdings Corp. (a)(b)	2,291	6,850
Consumer Portfolio Services, Inc. (a)	11,810	51,846
Credit Acceptance Corp. (a)(b)	6,219	1,225,578
Encore Capital Group, Inc. (a)(b)	7,531	175,096
EZCORP, Inc. (non-vtg.) Class A (a)(b)	16,249	47,122
First Cash Financial Services, Inc.	8,630	363,927
Navient Corp.	108,546	1,175,553
Nicholas Financial, Inc. (a)	4,973	52,415
PRA Group, Inc. (a)(b)	14,098	343,991
SLM Corp. (a)	130,754	763,603
World Acceptance Corp. (a)(b)	3,024	111,072
		4,343,218
Diversified Financial Services - 1.4%
A-Mark Precious Metals, Inc.	2,324	50,501
Broadcom Ltd. (b)	85,915	11,510,033
CBOE Holdings, Inc.	24,838	1,552,375
China Commercial Credit, Inc. (a)	1,526	441
CME Group, Inc.	101,544	9,285,183
MarketAxess Holdings, Inc. (b)	11,180	1,324,383
Markit Ltd. (a)	62,242	1,731,572
Marlin Business Services Corp.	5,056	69,823
Morningstar, Inc.	13,597	1,079,466
NewStar Financial, Inc. (a)	16,205	111,166
PICO Holdings, Inc. (a)	6,956	59,474
Resource America, Inc. Class A	7,199	32,324
The NASDAQ OMX Group, Inc. (b)	49,026	3,102,856
TheStreet.com, Inc.	8,907	8,016
Tiptree Financial, Inc. (b)	13,335	81,744
Value Line, Inc.	1,458	21,928
WL Ross Holding Corp. (a)	24,310	243,100
		30,264,385
Insurance - 1.0%
AMBAC Financial Group, Inc. (a)	14,678	224,133
American Independence Corp. (a)	848	16,756
American National Insurance Co.	8,804	895,103
Amerisafe, Inc.	5,170	266,255
AmTrust Financial Services, Inc. (b)	52,490	1,283,381
Arch Capital Group Ltd. (a)	35,631	2,420,770
Argo Group International Holdings, Ltd.	8,504	473,928
Atlas Financial Holdings, Inc. (a)	3,081	55,366
Baldwin & Lyons, Inc. Class B	5,276	128,471
Cincinnati Financial Corp. (b)	48,128	3,038,802
CNinsure, Inc. ADR (a)	13,271	95,750
Conifer Holdings, Inc.	3,170	19,813
Donegal Group, Inc. Class A	10,694	156,774
eHealth, Inc. (a)	6,376	64,334
EMC Insurance Group	7,434	179,011
Enstar Group Ltd. (a)	4,830	763,382
Erie Indemnity Co. Class A	14,441	1,357,598
Federated National Holding Co.	4,343	103,798
Global Indemnity PLC (a)	4,545	127,533
Greenlight Capital Re, Ltd. (a)	10,439	223,395
Hallmark Financial Services, Inc. (a)	7,017	70,030
Health Insurance Innovations, Inc. (a)(b)	2,090	12,164
Infinity Property & Casualty Corp.	3,093	231,233
Investors Title Co.	621	53,630
James River Group Holdings Ltd.	8,075	236,032
Kingstone Companies, Inc.	3,333	25,897
Maiden Holdings Ltd.	22,290	266,811
National General Holdings Corp.	31,924	636,245
National Interstate Corp.	7,652	170,334
National Western Life Group, Inc.	1,104	236,929
Navigators Group, Inc. (a)	4,417	357,689
Oxbridge Re Holdings Ltd.	1,344	6,787
Safety Insurance Group, Inc.	4,690	259,404
Selective Insurance Group, Inc.	17,518	588,254
State Auto Financial Corp.	13,714	295,125
State National Companies, Inc.	15,066	169,794
Unico American Corp. (a)	912	8,573
United Fire Group, Inc.	7,990	322,157
United Insurance Holdings Corp.	6,540	127,595
Willis Group Holdings PLC	40,839	4,627,875
WMI Holdings Corp. (a)(b)	68,797	167,865
		20,764,776
Real Estate Investment Trusts - 0.7%
American Capital Agency Corp.	102,090	1,844,766
American Capital Mortgage Investment Corp.	14,816	204,757
CareTrust (REIT), Inc.	14,821	168,811
CIM Commercial Trust Corp.	24,432	399,708
Communications Sales & Leasing, Inc.	45,291	853,735
CyrusOne, Inc.	21,258	842,667
Equinix, Inc. (b)	20,597	6,255,103
Gaming & Leisure Properties	34,468	902,717
Gladstone Commercial Corp.	7,404	110,172
Gladstone Land Corp.	5,578	47,413
Gyrodyne LLC (a)(b)	1,037	30,032
Lamar Advertising Co. Class A	24,320	1,389,402
New York Mortgage Trust, Inc. (b)	32,846	137,296
Potlatch Corp.	12,209	322,806
Retail Opportunity Investments Corp.	33,854	622,237
Sabra Health Care REIT, Inc.	20,579	409,831
SoTHERLY Hotels, Inc.	7,917	43,068
United Development Funding IV (b)	9,244	29,581
		14,614,102
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	5,841	156,305
AV Homes, Inc. (a)	7,112	70,978
China HGS Real Estate, Inc. (a)(b)	10,514	14,509
Colliers International Group, Inc.	11,081	380,833
Cresud S.A.C.I.F. y A. sponsored ADR (a)	13,765	163,253
Elbit Imaging Ltd. (a)	109	73
FirstService Corp.	10,929	426,094
FRP Holdings, Inc. (a)	3,769	127,920
Griffin Industrial Realty, Inc.	1,362	30,645
Landmark Infrastructure Partners LP	5,278	75,106
Stratus Properties, Inc. (a)	2,797	64,499
The RMR Group, Inc. (a)	4,372	98,632
		1,608,847
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	16,601	79,519
Anchor BanCorp Wisconsin, Inc. (a)	2,723	113,712
ASB Bancorp, Inc. (a)	402	9,990
Bank Mutual Corp.	16,323	121,933
BankFinancial Corp.	11,610	139,784
Bear State Financial, Inc. (a)(b)	13,538	124,414
Beneficial Bancorp, Inc. (a)	23,561	301,345
BofI Holding, Inc. (a)(b)	18,739	347,234
BSB Bancorp, Inc. (a)	5,184	113,478
Cape Bancorp, Inc.	4,456	57,304
Capitol Federal Financial, Inc.	37,596	472,582
Carver Bancorp, Inc. (a)	695	2,210
Charter Financial Corp.	6,783	92,995
Cheviot Financial Corp.	2,477	36,313
Chicopee Bancorp, Inc.	1,629	28,915
Clifton Bancorp, Inc.	8,796	129,829
Dime Community Bancshares, Inc.	11,555	196,782
ESSA Bancorp, Inc.	5,151	68,869
First Clover Leaf Financial Corp.	1,082	10,041
First Defiance Financial Corp.	2,593	101,620
First Financial Northwest, Inc.	7,408	99,045
Fox Chase Bancorp, Inc.	4,570	87,607
HF Financial Corp.	2,906	49,286
Hingham Institution for Savings	854	100,302
HMN Financial, Inc. (a)	448	4,973
Home Bancorp, Inc.	2,884	71,667
HomeStreet, Inc. (a)(b)	7,795	155,666
HopFed Bancorp, Inc.	1,199	14,112
Kearny Financial Corp.	25,598	306,408
Lake Shore Bancorp, Inc.	812	10,856
Lake Sunapee Bank Group	999	14,615
Lendingtree, Inc. (a)(b)	3,668	324,141
Meridian Bancorp, Inc.	20,317	280,171
Meta Financial Group, Inc.	2,741	113,450
NMI Holdings, Inc. (a)	16,701	85,175
Northfield Bancorp, Inc.	14,435	226,774
Northwest Bancshares, Inc. (b)	27,097	341,151
Ocean Shore Holding Co.	2,171	37,016
OceanFirst Financial Corp.	6,256	106,289
Oritani Financial Corp.	15,031	254,325
Provident Financial Holdings, Inc.	2,969	52,047
Prudential Bancorp, Inc.	3,638	55,661
Pulaski Financial Corp.	5,265	79,133
River Valley Bancorp	460	15,787
Riverview Bancorp, Inc.	4,177	17,794
Severn Bancorp, Inc. (a)	677	3,473
SI Financial Group, Inc.	7,040	97,856
Southern Missouri Bancorp, Inc.	3,040	71,562
Territorial Bancorp, Inc.	3,435	88,383
TFS Financial Corp.	88,331	1,492,794
Trustco Bank Corp., New York	36,411	210,091
United Community Financial Corp.	16,550	97,645
United Financial Bancorp, Inc. New	18,056	209,088
Washington Federal, Inc.	24,554	520,299
Waterstone Financial, Inc.	14,845	209,611
Westfield Financial, Inc.	7,742	64,723
WSFS Financial Corp.	8,550	259,065
		8,776,910

TOTAL FINANCIALS		161,566,227

HEALTH CARE - 14.5%
Biotechnology - 9.0%
Abeona Therapeutics, Inc. (a)(b)	19,068	42,712
ACADIA Pharmaceuticals, Inc. (a)(b)	33,181	572,704
Acceleron Pharma, Inc. (a)	10,691	270,910
Achillion Pharmaceuticals, Inc. (a)(b)	41,052	303,374
Acorda Therapeutics, Inc. (a)	12,832	419,735
Adamas Pharmaceuticals, Inc. (a)	6,461	82,701
Adaptimmune Therapeutics PLC sponsored ADR (b)	7,934	57,045
ADMA Biologics, Inc. (a)(b)	4,173	19,822
Aduro Biotech, Inc. (b)	19,087	277,907
Advanced Accelerator Applications SA sponsored ADR (b)	2,298	76,615
Advaxis, Inc. (a)(b)	9,693	52,924
Aegerion Pharmaceuticals, Inc. (a)(b)	7,858	44,319
Affimed NV (a)(b)	8,764	27,957
Agenus, Inc. (a)	21,582	59,782
Agios Pharmaceuticals, Inc. (a)(b)	11,268	432,128
Aimmune Therapeutics, Inc. (a)(b)	13,570	217,120
Akebia Therapeutics, Inc. (a)	12,072	88,126
Alder Biopharmaceuticals, Inc. (a)(b)	13,268	251,959
Alexion Pharmaceuticals, Inc. (a)(b)	67,571	9,513,997
Alkermes PLC (a)(b)	44,984	1,451,634
Alnylam Pharmaceuticals, Inc. (a)	25,126	1,471,630
AMAG Pharmaceuticals, Inc. (a)(b)	10,616	278,988
Amarin Corp. PLC ADR (a)(b)	60,435	88,235
Amgen, Inc. (b)	225,937	32,146,316
Amicus Therapeutics, Inc. (a)(b)	37,573	231,450
Anacor Pharmaceuticals, Inc. (a)	13,283	847,190
Anavex Life Sciences Corp. (a)(b)	8,870	39,649
Anthera Pharmaceuticals, Inc. (a)(b)	9,885	29,952
Applied Genetic Technologies Corp. (a)	5,947	78,917
Aquinox Pharmaceuticals, Inc. (a)	4,762	42,334
Arbutus Biopharma Corp. (a)(b)	15,464	48,866
Ardelyx, Inc. (a)	11,279	108,955
Arena Pharmaceuticals, Inc. (a)	79,017	117,735
Argos Therapeutics, Inc. (a)(b)	4,768	21,170
ARIAD Pharmaceuticals, Inc. (a)(b)	57,467	313,770
ArQule, Inc. (a)	26,211	49,539
Array BioPharma, Inc. (a)	39,182	98,347
Arrowhead Research Corp. (a)(b)	18,114	70,645
Ascendis Pharma A/S sponsored ADR (a)(b)	6,221	107,934
Atara Biotherapeutics, Inc. (a)(b)	8,935	146,891
Athersys, Inc. (a)(b)	38,796	69,057
aTyr Pharma, Inc. (a)(b)	8,217	36,730
Aurinia Pharmaceuticals, Inc. (a)	9,563	21,487
Avalanche Biotechnologies, Inc. (a)	6,327	32,394
AVEO Pharmaceuticals, Inc. (a)	12,750	12,495
Bellicum Pharmaceuticals, Inc. (a)(b)	7,381	66,577
BIND Therapeutics, Inc. (a)	9,908	16,051
BioCryst Pharmaceuticals, Inc. (a)(b)	21,424	42,634
Biogen, Inc. (a)	66,781	17,324,327
BioMarin Pharmaceutical, Inc. (a)	48,330	3,956,777
Biospecifics Technologies Corp. (a)	1,935	68,693
Biota Pharmaceuticals, Inc. (a)	7,051	10,859
Biotie Therapies Corp. sponsored ADR	1,834	45,392
bluebird bio, Inc. (a)(b)	10,939	505,601
Blueprint Medicines Corp. (b)	8,723	151,170
Calithera Biosciences, Inc. (a)(b)	7,315	43,451
Cancer Genetics, Inc. (a)(b)	3,642	8,012
Capricor Therapeutics, Inc. (a)	3,109	7,586
Cara Therapeutics, Inc. (a)	8,007	39,394
CareDx, Inc. (a)	5,786	27,889
CASI Pharmaceuticals, Inc. (a)	899	710
Catabasis Pharmaceuticals, Inc. (b)	5,874	24,671
Catalyst Biosciences, Inc. (a)	1,132	2,275
Catalyst Pharmaceutical Partners, Inc. (a)	24,398	25,618
Celator Pharmaceuticals, Inc. (a)(b)	6,769	14,486
Celgene Corp. (a)(b)	235,457	23,741,129
Celladon Corp. (a)(b)	5,077	4,722
Celldex Therapeutics, Inc. (a)(b)	29,930	203,524
Cellectis SA sponsored ADR (b)	2,735	65,120
Cellular Biomedicine Group, Inc. (a)(b)	3,536	61,314
Celsion Corp. (a)(b)	10,874	13,375
Cepheid, Inc. (a)	21,616	641,563
Ceres, Inc. (a)	312	79
Cerulean Pharma, Inc. (a)(b)	8,259	16,105
ChemoCentryx, Inc. (a)(b)	16,612	54,653
Chiasma, Inc. (a)	6,835	67,461
Chimerix, Inc. (a)	12,243	56,440
China Biologic Products, Inc. (a)(b)	7,966	908,124
Cidara Therapeutics, Inc. (b)	4,301	43,096
Cleveland Biolabs, Inc. (a)(b)	4,912	15,964
Clovis Oncology, Inc. (a)(b)	11,637	216,681
Coherus BioSciences, Inc. (a)(b)	12,277	174,211
Colucid Pharmaceuticals, Inc. (b)	4,541	24,885
Conatus Pharmaceuticals, Inc. (a)(b)	3,522	6,269
Concert Pharmaceuticals, Inc. (a)	6,666	85,725
ContraFect Corp. (a)(b)	6,691	22,749
Corbus Pharmaceuticals Holdings, Inc. (a)	14,493	20,145
CTI BioPharma Corp. (a)(b)	78,057	42,299
Cubist Pharmaceuticals, Inc. rights (a)	5,544	0
Curis, Inc. (a)(b)	46,136	63,206
Cyclacel Pharmaceuticals, Inc. (a)	5,706	2,003
Cytokinetics, Inc. (a)	11,049	69,609
CytomX Therapeutics, Inc. (a)(b)	11,165	144,029
Cytori Therapeutics, Inc. (a)	71,017	14,914
CytRx Corp. (a)(b)	18,151	47,919
DBV Technologies SA sponsored ADR (a)(b)	7,290	183,344
Dicerna Pharmaceuticals, Inc. (a)	5,947	29,497
Discovery Laboratories, Inc. (a)	1,658	3,316
Dyax Corp. rights 12/31/19 (a)	43,075	100,365
Dynavax Technologies Corp. (a)(b)	11,477	185,009
Eagle Pharmaceuticals, Inc. (a)(b)	4,631	293,559
Edge Therapeutics, Inc. (a)(b)	8,818	63,137
Editas Medicine, Inc.	11,025	319,174
Eleven Biotherapeutics, Inc. (a)(b)	5,420	1,599
Enanta Pharmaceuticals, Inc. (a)(b)	5,883	167,018
Enzon Pharmaceuticals, Inc. (b)	19,841	8,532
Enzymotec Ltd. (a)	8,720	69,934
Epirus Biopharmaceuticals, Inc. (a)(b)	8,074	21,558
Epizyme, Inc. (a)(b)	17,679	155,398
Esperion Therapeutics, Inc. (a)(b)	6,276	93,450
Exact Sciences Corp. (a)(b)	29,396	147,862
Exelixis, Inc. (a)(b)	66,831	243,265
Fate Therapeutics, Inc. (a)(b)	9,778	17,209
Fibrocell Science, Inc. (a)(b)	11,742	26,537
FibroGen, Inc. (a)	18,795	325,717
Five Prime Therapeutics, Inc. (a)	8,272	269,419
Flexion Therapeutics, Inc. (a)(b)	7,034	66,506
Fortress Biotech, Inc. (a)(b)	18,811	53,423
Forward Pharma A/S sponsored ADR (a)(b)	4,401	56,157
Foundation Medicine, Inc. (a)(b)	10,792	160,045
Galapagos Genomics NV sponsored ADR	2,746	112,668
Galectin Therapeutics, Inc. (a)(b)	9,741	12,468
Galena Biopharma, Inc. (a)(b)	69,823	57,953
Galmed Pharmaceuticals Ltd. (a)(b)	4,237	19,702
Genocea Biosciences, Inc. (a)	9,398	36,840
Genomic Health, Inc. (a)	9,889	251,477
GenVec, Inc. (a)	3,850	1,925
Geron Corp. (a)(b)	44,981	108,404
Gilead Sciences, Inc. (b)	431,704	37,666,174
Global Blood Therapeutics, Inc. (a)(b)	9,465	141,312
GlycoMimetics, Inc. (a)	6,164	27,985
Grifols SA ADR	46,807	730,189
GTx, Inc. (a)	5,496	3,353
Halozyme Therapeutics, Inc. (a)(b)	39,079	317,712
Harvard Apparatus (a)	528	713
Heron Therapeutics, Inc. (a)(b)	10,873	172,663
Histogenics Corp. (a)	3,605	9,373
Idera Pharmaceuticals, Inc. (a)(b)	34,537	61,476
Ignyta, Inc. (a)	9,721	62,117
Immune Design Corp. (a)(b)	5,994	60,000
ImmunoGen, Inc. (a)	26,823	195,271
Immunomedics, Inc. (a)(b)	28,416	64,220
Incyte Corp. (a)(b)	55,734	4,096,449
Infinity Pharmaceuticals, Inc. (a)	15,673	90,590
Inotek Pharmaceuticals Corp. (b)	7,577	51,675
Inovio Pharmaceuticals, Inc. (a)(b)	20,054	126,340
Insmed, Inc. (a)	19,019	232,602
Insys Therapeutics, Inc. (a)(b)	21,702	379,351
Intercept Pharmaceuticals, Inc. (a)	7,247	807,171
Ionis Pharmaceuticals, Inc. (a)	36,169	1,250,001
Ironwood Pharmaceuticals, Inc. Class A (a)	38,669	373,156
Juno Therapeutics, Inc. (a)(b)	29,925	1,052,462
Kamada (a)	8,190	29,730
Karyopharm Therapeutics, Inc. (a)	9,737	57,448
Keryx Biopharmaceuticals, Inc. (a)(b)	33,270	133,745
Kindred Biosciences, Inc. (a)	6,727	25,697
Kite Pharma, Inc. (a)(b)	13,183	589,544
La Jolla Pharmaceutical Co. (a)	5,044	77,627
Lexicon Pharmaceuticals, Inc. (a)(b)	31,438	293,631
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	5,859	540,669
General CVR	1,518	46
Glucagon CVR (a)	1,518	61
MRK CVR rights (a)	1,639	0
rights (a)	1,518	3
TR Beta CVR	1,518	21
Lion Biotechnologies, Inc. (a)(b)	15,660	87,383
Loxo Oncology, Inc. (a)	6,079	114,224
Macrocure Ltd. (a)(b)	5,698	5,413
Macrogenics, Inc. (a)	10,782	172,296
MannKind Corp. (a)(b)	134,155	138,180
MediciNova, Inc. (a)(b)	10,329	61,974
Medivation, Inc. (a)	49,058	1,754,805
MEI Pharma, Inc. (a)	6,684	7,753
Merrimack Pharmaceuticals, Inc. (a)(b)	33,035	191,273
MiMedx Group, Inc. (a)(b)	33,168	272,973
Minerva Neurosciences, Inc. (a)(b)	11,316	55,109
Mirati Therapeutics, Inc. (a)(b)	5,986	126,245
Momenta Pharmaceuticals, Inc. (a)	21,437	180,178
Myriad Genetics, Inc. (a)(b)	20,603	721,105
Nanosphere, Inc. (a)(b)	1,695	1,203
NantKwest, Inc. (a)(b)	25,048	172,330
Natera, Inc. (a)(b)	14,666	98,996
Neothetics, Inc. (a)(b)	4,838	2,922
NephroGenex, Inc. (a)(b)	3,625	2,248
Neuralstem, Inc. (a)(b)	28,402	28,402
Neurocrine Biosciences, Inc. (a)	25,430	935,315
NewLink Genetics Corp. (a)(b)	8,904	187,340
Nexvet Biopharma PLC (a)(b)	5,964	20,218
Nivalis Therapeutics, Inc.	4,215	19,094
Northwest Biotherapeutics, Inc. (a)(b)	27,004	49,687
Novavax, Inc. (a)(b)	81,075	353,487
Nymox Pharmaceutical Corp. (a)(b)	11,657	32,057
Ohr Pharmaceutical, Inc. (a)(b)	6,780	21,357
OncoGenex Pharmaceuticals, Inc. (a)(b)	10,105	6,063
Oncolytics Biotech, Inc. (a)	17,521	4,815
OncoMed Pharmaceuticals, Inc. (a)(b)	8,459	80,614
Onconova Therapeutics, Inc. (a)	2,820	1,304
Oncothyreon, Inc. (a)(b)	32,326	32,006
Ophthotech Corp. (a)	10,421	469,362
Orexigen Therapeutics, Inc. (a)(b)	43,794	31,098
Osiris Therapeutics, Inc. (b)	12,134	86,637
Otonomy, Inc. (a)	8,865	112,320
OvaScience, Inc. (a)(b)	8,806	48,873
OXiGENE, Inc. (a)	4,000	2,316
PDL BioPharma, Inc.	54,324	163,515
Peregrine Pharmaceuticals, Inc. (a)(b)	84,708	33,892
Pieris Pharmaceuticals, Inc. (a)(b)	12,868	22,905
Pluristem Therapeutics, Inc. (a)(b)	26,881	34,408
Portola Pharmaceuticals, Inc. (a)(b)	15,899	447,875
Prana Biotechnology Ltd. ADR (a)	3,293	1,976
Progenics Pharmaceuticals, Inc. (a)	19,073	84,112
ProNai Therapeutics, Inc. (a)(b)	10,497	61,827
ProQR Therapeutics BV (a)(b)	5,848	25,380
Proteon Therapeutics, Inc. (a)(b)	4,823	25,948
Prothena Corp. PLC (a)(b)	9,157	291,559
PTC Therapeutics, Inc. (a)(b)	10,361	82,681
QLT, Inc. (a)	15,216	36,518
Radius Health, Inc. (a)(b)	12,814	375,450
Raptor Pharmaceutical Corp. (a)	24,893	86,130
Recro Pharma, Inc. (a)	2,448	16,353
Regeneron Pharmaceuticals, Inc. (a)(b)	30,584	11,744,868
REGENXBIO, Inc. (a)(b)	8,063	97,804
Regulus Therapeutics, Inc. (a)(b)	14,580	95,791
Repligen Corp. (a)(b)	10,214	262,806
Retrophin, Inc. (a)	11,088	157,782
Rigel Pharmaceuticals, Inc. (a)	30,988	70,343
Sage Therapeutics, Inc. (a)(b)	9,777	287,444
Sangamo Biosciences, Inc. (a)	20,336	106,561
Sarepta Therapeutics, Inc. (a)(b)	14,092	193,201
Seattle Genetics, Inc. (a)(b)	41,522	1,253,549
Seres Therapeutics, Inc. (b)	11,907	275,171
Sinovac Biotech Ltd. (a)	17,922	114,342
Sorrento Therapeutics, Inc. (a)(b)	13,277	80,193
Spark Therapeutics, Inc. (b)	7,750	246,915
Spectrum Pharmaceuticals, Inc. (a)	19,144	86,531
StemCells, Inc. (a)(b)	60,746	26,060
Stemline Therapeutics, Inc. (a)	8,899	42,804
Strongbridge Biopharma PLC	4,354	17,416
Sunesis Pharmaceuticals, Inc. (a)(b)	21,950	16,463
Synergy Pharmaceuticals, Inc. (a)(b)	31,563	98,477
Synta Pharmaceuticals Corp. (a)(b)	39,269	8,934
T2 Biosystems, Inc. (a)(b)	6,465	51,655
Tenax Therapeutics, Inc. (a)(b)	12,195	27,683
TESARO, Inc. (a)(b)	12,376	500,733
TetraLogic Pharmaceuticals Corp. (a)(b)	4,788	527
TG Therapeutics, Inc. (a)(b)	16,804	139,977
Threshold Pharmaceuticals, Inc. (a)(b)	20,539	4,632
Tobira Therapeutics, Inc. (a)(b)	6,103	43,209
Tokai Pharmaceuticals, Inc. (a)(b)	6,171	39,309
TONIX Pharmaceuticals Holding (a)(b)	6,127	15,195
TRACON Pharmaceuticals, Inc. (b)	3,559	23,632
Transition Therapeutics, Inc. (a)	8,979	8,261
Trevena, Inc. (a)	16,747	140,172
Trillium Therapeutics, Inc. (a)	4,186	32,190
Trovagene, Inc. (a)(b)	10,513	54,142
Ultragenyx Pharmaceutical, Inc. (a)	11,553	704,617
uniQure B.V. (a)(b)	6,749	94,688
United Therapeutics Corp. (a)	13,631	1,662,164
Vanda Pharmaceuticals, Inc. (a)(b)	12,693	99,640
VBL Therapeutics (a)(b)	6,559	22,563
Verastem, Inc. (a)	8,737	9,785
Vericel Corp. (a)	7,531	15,213
Versartis, Inc. (a)(b)	8,731	57,363
Vertex Pharmaceuticals, Inc. (a)	73,606	6,292,577
Vical, Inc. (a)	13,452	4,890
Vitae Pharmaceuticals, Inc. (a)(b)	5,864	52,952
Vital Therapies, Inc. (a)(b)	8,413	69,828
Voyager Therapeutics, Inc. (a)(b)	8,943	85,585
vTv Therapeutics, Inc. Class A (a)	3,233	18,460
Xbiotech, Inc.	9,130	69,936
Xencor, Inc. (a)(b)	13,246	145,706
Xenon Pharmaceuticals, Inc. (a)	4,574	33,207
XOMA Corp. (a)(b)	28,824	21,906
Zafgen, Inc. (a)	8,564	53,611
ZIOPHARM Oncology, Inc. (a)(b)	40,157	315,634
		188,041,278
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc.	6,914	271,167
Abiomed, Inc. (a)(b)	12,733	1,018,767
Accuray, Inc. (a)(b)	23,633	119,347
Aethlon Medical, Inc. (a)(b)	3,425	16,474
Align Technology, Inc. (a)(b)	23,672	1,563,062
Alliqua Biomedical, Inc. (a)(b)	8,560	8,560
Alphatec Holdings, Inc. (a)	29,327	5,572
Analogic Corp.	3,962	297,071
Angiodynamics, Inc. (a)	13,567	147,473
Anika Therapeutics, Inc. (a)(b)	4,337	195,729
Antares Pharma, Inc. (a)(b)	43,620	41,875
Atossa Genetics, Inc. (a)	4,348	1,804
Atricure, Inc. (a)(b)	9,470	156,918
Atrion Corp.	642	241,232
Avinger, Inc. (b)	3,879	59,853
AxoGen, Inc. (a)	9,371	48,729
Bellerophon Therapeutics, Inc. (b)	4,624	10,173
BioLase Technology, Inc. (a)(b)	19,079	16,980
Cardica, Inc. (a)	2,691	10,979
Cardiovascular Systems, Inc. (a)	10,562	88,298
Cerus Corp. (a)(b)	30,977	151,787
Cesca Therapeutics, Inc. (a)	1,101	244
Cogentix Medical, Inc. (a)	2,300	2,553
ConforMis, Inc. (a)	12,638	115,132
CONMED Corp.	8,432	335,088
Cutera, Inc. (a)	4,323	51,141
Cynosure, Inc. Class A (a)	7,047	286,601
CytoSorbents Corp. (a)(b)	8,905	45,950
Dehaier Medical Systems Ltd. (a)	837	1,381
Delcath Systems, Inc. (a)	357	98
Dentsply Sirona, Inc. (b)	71,908	4,383,512
Derma Sciences, Inc. (a)	13,335	44,006
DexCom, Inc. (a)	24,244	1,577,315
EDAP TMS SA sponsored ADR (a)(b)	10,586	42,926
Endologix, Inc. (a)(b)	22,222	191,554
Entellus Medical, Inc. (b)	5,967	95,532
EnteroMedics, Inc. (a)	762	823
Exactech, Inc. (a)	4,702	87,692
Fonar Corp. (a)	2,012	33,077
Genmark Diagnostics, Inc. (a)	12,119	59,989
Hansen Medical, Inc. (a)(b)	9,032	22,128
HeartWare International, Inc. (a)	5,150	164,594
Hologic, Inc. (a)	83,906	2,905,665
ICU Medical, Inc. (a)	4,820	442,958
IDEXX Laboratories, Inc. (a)(b)	26,915	1,969,101
Inogen, Inc. (a)	5,670	193,801
Insulet Corp. (a)	17,107	524,158
Integra LifeSciences Holdings Corp. (a)	10,816	663,670
Intuitive Surgical, Inc. (a)(b)	11,258	6,338,929
InVivo Therapeutics Holdings Corp. (a)(b)	7,874	36,929
Invuity, Inc.	4,641	34,019
IRadimed Corp. (a)(b)	3,610	64,366
Iridex Corp. (a)	5,451	55,546
K2M Group Holdings, Inc. (a)	12,187	144,294
Lantheus Holdings, Inc. (a)	8,743	18,535
LDR Holding Corp. (a)	9,125	189,344
LeMaitre Vascular, Inc.	5,777	85,095
LivaNova PLC (a)(b)	14,548	821,089
Lombard Medical, Inc. (a)	1,819	1,783
Masimo Corp. (a)	14,830	561,167
Mazor Robotics Ltd. sponsored ADR (a)(b)	3,651	35,123
MELA Sciences, Inc. (a)	309	312
Meridian Bioscience, Inc.	12,774	257,396
Merit Medical Systems, Inc. (a)	13,409	252,223
Misonix, Inc. (a)	2,036	12,216
Natus Medical, Inc. (a)	9,903	359,677
Neogen Corp. (a)(b)	11,463	564,553
Neovasc, Inc. (a)	20,561	82,038
Novadaq Technologies, Inc. (a)(b)	17,342	166,657
Novocure Ltd. (a)(b)	24,969	291,888
NuVasive, Inc. (a)	14,436	603,425
NxStage Medical, Inc. (a)(b)	19,122	284,918
OncoSec Medical, Inc. (a)	4,800	8,736
OraSure Technologies, Inc. (a)	18,584	124,699
Orthofix International NV (a)	5,549	213,137
Oxford Immunotec Global PLC (a)(b)	9,580	91,872
PhotoMedex, Inc. (a)	1,894	1,136
Quidel Corp. (a)(b)	9,590	150,275
Quotient Ltd. (a)(b)	6,704	50,414
ReWalk Robotics Ltd. (a)(b)	3,029	31,744
Rockwell Medical Technologies, Inc. (a)(b)	14,560	139,776
Roka Bioscience, Inc. (a)	2,827	2,064
RTI Biologics, Inc. (a)	23,895	83,633
Seaspine Holdings Corp. (a)	4,796	60,430
Second Sight Medical Products, Inc. (a)(b)	10,067	51,543
Sientra, Inc. (a)(b)	6,064	42,448
Span-America Medical System, Inc.	503	9,235
Staar Surgical Co. (a)	11,963	74,529
Stereotaxis, Inc. (a)(b)	2,480	2,182
Sunshine Heart, Inc. (a)(b)	14,640	10,687
SurModics, Inc. (a)	4,719	88,057
Symmetry Surgical, Inc. (a)	5,133	48,969
Synergetics U.S.A., Inc.	7,788	1,480
Syneron Medical Ltd. (a)	11,589	80,659
Tandem Diabetes Care, Inc. (a)	8,685	77,644
TearLab Corp. (a)(b)	8,271	6,948
The Spectranetics Corp. (a)(b)	12,073	171,195
Trinity Biotech PLC sponsored ADR	8,762	85,955
Unilife Corp. (a)(b)	43,819	36,874
Utah Medical Products, Inc.	1,583	93,793
Vascular Solutions, Inc. (a)	5,106	153,486
Veracyte, Inc. (a)(b)	10,726	70,792
Vermillion, Inc. (a)(b)	8,983	14,552
Wright Medical Group NV (a)	31,158	532,490
Zeltiq Aesthetics, Inc. (a)(b)	11,945	275,093
Zosano Pharma Corp. (a)(b)	3,225	7,740
		32,868,328
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc. (a)(b)	24,751	1,371,453
Aceto Corp.	8,980	192,621
Addus HomeCare Corp. (a)	3,760	85,352
Air Methods Corp. (a)(b)	11,655	423,426
Alliance Healthcare Services, Inc. (a)	3,497	25,004
Almost Family, Inc. (a)	3,287	124,117
Amedisys, Inc. (a)	9,974	366,445
AmSurg Corp. (a)(b)	14,268	970,937
BioScrip, Inc. (a)(b)	16,785	36,256
BioTelemetry, Inc. (a)	8,442	101,811
Caladrius Biosciences, Inc. (a)(b)	20,856	11,971
Corvel Corp. (a)	6,179	256,367
Cross Country Healthcare, Inc. (a)	10,052	124,745
Digirad Corp.	7,344	38,262
Express Scripts Holding Co. (a)(b)	202,274	14,236,044
HealthEquity, Inc. (a)	17,470	363,725
Healthways, Inc. (a)	13,045	137,364
Henry Schein, Inc. (a)(b)	24,881	4,116,561
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	13,482	280,426
LHC Group, Inc. (a)	5,595	199,350
LifePoint Hospitals, Inc. (a)	13,060	814,422
Magellan Health Services, Inc. (a)	7,652	481,961
National Research Corp.:
Class A (b)	9,635	144,236
Class B (b)	369	13,229
Patterson Companies, Inc.	29,115	1,264,756
PDI, Inc. (a)	1,717	343
Premier, Inc. (a)	12,641	411,085
Providence Service Corp. (a)	4,859	230,851
Psychemedics Corp.	2,537	32,144
RadNet, Inc. (a)	13,857	78,985
Sharps Compliance Corp. (a)	5,820	31,137
Surgery Partners, Inc. (a)	15,437	202,688
Surgical Care Affiliates, Inc. (a)	11,756	476,471
The Ensign Group, Inc.	16,127	330,765
USMD Holdings, Inc. (a)	1,157	9,534
VCA, Inc. (a)	23,625	1,205,584
		29,190,428
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)(b)	54,925	687,661
athenahealth, Inc. (a)(b)	11,578	1,494,372
Cerner Corp. (a)(b)	102,317	5,224,306
Computer Programs & Systems, Inc. (b)	3,936	223,014
Connecture, Inc. (a)	5,953	17,799
HealthStream, Inc. (a)	10,099	208,746
HMS Holdings Corp. (a)(b)	26,188	344,896
iCAD, Inc. (a)	3,147	14,067
Inovalon Holdings, Inc. Class A	15,345	263,781
Medidata Solutions, Inc. (a)(b)	16,635	573,908
Omnicell, Inc. (a)	11,203	306,626
Quality Systems, Inc.	18,613	289,432
Simulations Plus, Inc.	6,174	59,085
Streamline Health Solutions, Inc. (a)	5,177	7,196
		9,714,889
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	15,670	188,510
Affymetrix, Inc. (a)(b)	23,636	331,849
Albany Molecular Research, Inc. (a)(b)	11,588	170,807
Bio-Techne Corp.	11,101	952,910
Bruker Corp.	49,265	1,279,905
Compugen Ltd. (a)(b)	17,966	85,339
Fluidigm Corp. (a)(b)	7,856	52,085
Harvard Bioscience, Inc. (a)	10,582	29,101
ICON PLC (a)(b)	16,768	1,193,211
Illumina, Inc. (a)(b)	43,888	6,593,733
INC Research Holdings, Inc. Class A (a)	16,530	655,910
Luminex Corp. (a)(b)	13,163	245,885
Nanostring Technologies, Inc. (a)(b)	5,649	68,014
NeoGenomics, Inc. (a)	16,779	106,882
Pacific Biosciences of California, Inc. (a)(b)	22,873	189,617
PAREXEL International Corp. (a)(b)	15,589	914,918
PRA Health Sciences, Inc. (a)(b)	18,316	790,702
pSivida Corp. (a)(b)	15,200	41,192
QIAGEN NV (a)(b)	69,427	1,465,604
Sequenom, Inc. (a)(b)	35,658	52,417
VWR Corp. (a)(b)	39,302	958,969
		16,367,560
Pharmaceuticals - 1.2%
Acasti Pharma, Inc. (a)	1,813	2,738
AcelRx Pharmaceuticals, Inc. (a)(b)	16,081	59,661
Achaogen, Inc. (a)(b)	7,852	27,482
Aclaris Therapeutics, Inc. (b)	6,481	118,862
Acura Pharmaceuticals, Inc. (a)	981	2,119
Adamis Pharmaceuticals Corp. (a)	6,035	35,003
Aerie Pharmaceuticals, Inc. (a)	7,386	124,380
Agile Therapeutics, Inc. (a)	10,487	60,405
Akorn, Inc. (a)(b)	33,905	901,534
Alcobra Pharma Ltd. (a)(b)	11,033	51,414
Alexza Pharmaceuticals, Inc. (a)	2,516	1,588
Alimera Sciences, Inc. (a)(b)	17,215	37,012
Amphastar Pharmaceuticals, Inc. (a)	12,885	135,679
ANI Pharmaceuticals, Inc. (a)(b)	3,099	102,453
ANI Pharmaceuticals, Inc. rights	1,389	0
Apricus Biosciences, Inc. (a)(b)	9,297	9,762
Aralez Pharmaceuticals, Inc. (a)	10,803	61,253
Aratana Therapeutics, Inc. (a)(b)	9,570	31,294
Assembly Biosciences, Inc. (a)(b)	4,565	20,725
AstraZeneca PLC rights (a)	3,011	0
Avexis, Inc.	3,000	58,230
Axsome Therapeutics, Inc. (a)	6,818	52,976
Bio Path Holdings, Inc. (a)	24,674	43,920
Biodelivery Sciences International, Inc. (a)(b)	15,383	59,686
Carbylan Therapeutics, Inc. (b)	10,117	6,273
Cardiome Pharma Corp. (a)(b)	9,692	50,592
Cempra, Inc. (a)(b)	13,330	224,344
Collegium Pharmaceutical, Inc.	7,401	129,073
Concordia Healthcare Corp. (a)	15,123	439,626
Corcept Therapeutics, Inc. (a)(b)	35,547	135,790
Corium International, Inc. (a)(b)	6,460	29,587
Cumberland Pharmaceuticals, Inc. (a)	4,718	22,033
CymaBay Therapeutics, Inc. (a)(b)	15,586	17,924
Cynapsus Therapeutics, Inc. (a)(b)	5,080	69,686
DepoMed, Inc. (a)(b)	18,304	279,685
Dermira, Inc. (a)	9,115	210,192
Dipexium Pharmaceuticals, Inc. (a)(b)	5,388	40,410
Durect Corp. (a)(b)	36,555	41,307
Egalet Corp. (a)(b)	9,167	61,969
Endo Health Solutions, Inc. (a)(b)	67,825	2,835,763
Endocyte, Inc. (a)(b)	14,909	44,876
Flamel Technologies SA sponsored ADR (a)	11,509	100,474
Flex Pharma, Inc. (b)	4,665	34,661
Foamix Pharmaceuticals Ltd. (a)(b)	10,994	62,996
GW Pharmaceuticals PLC ADR (a)(b)	4,763	195,759
Heska Corp. (a)	2,258	73,520
Horizon Pharma PLC (a)(b)	48,040	824,366
Impax Laboratories, Inc. (a)	20,981	685,869
Imprimis Pharmaceuticals, Inc. (a)(b)	5,164	21,069
Innoviva, Inc.	34,992	410,106
IntelliPharmaCeutics International Corp. (a)(b)	4,988	12,171
Intersect ENT, Inc. (a)	9,120	164,890
Intra-Cellular Therapies, Inc. (a)(b)	12,831	360,808
Jazz Pharmaceuticals PLC (a)(b)	18,419	2,239,382
Juniper Pharmaceuticals, Inc. (a)	2,768	20,732
KemPharm, Inc. (b)	4,635	75,597
Lipocine, Inc. (a)(b)	5,021	50,712
Marinus Pharmaceuticals, Inc. (a)	4,794	19,464
MediWound Ltd. (a)	7,454	60,154
Mylan N.V. (b)	147,289	6,638,315
MyoKardia, Inc. (a)(b)	9,143	64,915
Nektar Therapeutics (a)(b)	40,197	449,000
Neos Therapeutics, Inc. (a)(b)	4,250	42,118
NeuroDerm Ltd. (a)(b)	6,029	73,433
Ocera Therapeutics, Inc. (a)	5,923	16,584
Ocular Therapeutix, Inc. (a)(b)	6,579	51,777
Omeros Corp. (a)(b)	12,432	126,060
Oramed Pharmaceuticals, Inc. (a)	5,254	37,251
Pacira Pharmaceuticals, Inc. (a)(b)	10,873	565,505
Pain Therapeutics, Inc. (a)	17,995	33,111
Paratek Pharmaceuticals, Inc. (a)	5,910	90,305
Parnell Pharmaceuticals Holdings Ltd. (a)	1,667	4,918
Pernix Therapeutics Holdings, Inc. (a)(b)	16,329	35,924
Phibro Animal Health Corp. Class A	5,501	152,158
ProPhase Labs, Inc. (a)	1,566	1,879
RedHill Biopharma Ltd. sponsored ADR (a)(b)	4,824	46,769
Relypsa, Inc. (a)(b)	12,818	169,967
Repros Therapeutics, Inc. (a)	24,932	21,442
Revance Therapeutics, Inc. (a)(b)	8,771	155,115
Sagent Pharmaceuticals, Inc. (a)	10,372	147,075
SciClone Pharmaceuticals, Inc. (a)(b)	14,352	142,372
Shire PLC sponsored ADR (b)	13,951	2,177,891
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	13,944	183,364
Supernus Pharmaceuticals, Inc. (a)	15,050	188,727
Teligent, Inc. (a)(b)	15,529	90,845
Tetraphase Pharmaceuticals, Inc. (a)(b)	10,751	43,434
The Medicines Company (a)(b)	20,530	660,245
Theravance Biopharma, Inc. (a)(b)	12,305	193,435
Titan Pharmaceuticals, Inc. (a)(b)	7,882	30,109
VIVUS, Inc. (a)(b)	35,567	36,990
WAVE Life Sciences (a)(b)	6,754	101,648
XenoPort, Inc. (a)(b)	17,876	79,906
Zogenix, Inc. (a)(b)	8,409	89,135
Zynerba Pharmaceuticals, Inc. (a)	2,304	13,824
		25,005,582

TOTAL HEALTH CARE		301,188,065

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	7,477	186,028
American Science & Engineering, Inc.	2,262	53,632
API Technologies Corp. (a)	14,000	27,300
Arotech Corp. (a)(b)	12,878	36,058
Astronics Corp. (a)	5,701	181,349
Astrotech Corp. (a)(b)	3,584	4,767
BE Aerospace, Inc.	31,048	1,354,314
Elbit Systems Ltd.	13,342	1,104,317
Erickson Air-Crane, Inc. (a)	2,141	3,640
Innovative Solutions & Support, Inc. (a)	1,668	4,270
KEYW Holding Corp. (a)(b)	13,776	85,824
KLX, Inc. (a)	16,056	449,407
Kratos Defense & Security Solutions, Inc. (a)(b)	20,475	68,387
LMI Aerospace, Inc. (a)	5,819	55,630
Taser International, Inc. (a)(b)	16,314	316,165
TAT Technologies Ltd. (a)	863	5,756
		3,936,844
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	20,910	241,511
Atlas Air Worldwide Holdings, Inc. (a)	7,731	279,940
C.H. Robinson Worldwide, Inc.	42,681	2,980,414
Echo Global Logistics, Inc. (a)(b)	9,606	245,049
Expeditors International of Washington, Inc.	55,264	2,529,986
Forward Air Corp.	9,462	385,293
Hub Group, Inc. Class A (a)	10,686	394,527
Park-Ohio Holdings Corp.	5,145	151,263
		7,207,983
Airlines - 0.8%
Allegiant Travel Co.	5,010	821,039
American Airlines Group, Inc. (b)	188,272	7,719,152
Hawaiian Holdings, Inc. (a)	15,876	682,986
JetBlue Airways Corp. (a)	93,171	2,049,762
Ryanair Holdings PLC sponsored ADR	33,050	2,748,769
SkyWest, Inc.	15,319	276,508
Spirit Airlines, Inc. (a)	21,590	1,030,923
Virgin America, Inc. (a)(b)	13,284	414,328
		15,743,467
Building Products - 0.2%
AAON, Inc.	16,955	420,484
American Woodmark Corp. (a)	4,883	333,460
Apogee Enterprises, Inc.	8,880	354,578
Builders FirstSource, Inc. (a)	33,242	263,609
Caesarstone Sdot-Yam Ltd. (a)	10,554	391,342
China Ceramics Co. Ltd. (a)	1,500	637
CSW Industrials, Inc. (a)(b)	4,713	143,747
Gibraltar Industries, Inc. (a)	9,404	232,420
Insteel Industries, Inc.	6,078	159,122
Nortek, Inc. (a)	5,146	212,170
Patrick Industries, Inc. (a)	4,711	208,179
PGT, Inc. (a)	14,377	142,189
Tecogen, Inc. New (a)	3,759	15,262
Universal Forest Products, Inc.	5,950	456,484
		3,333,683
Commercial Services & Supplies - 0.7%
Casella Waste Systems, Inc. Class A (a)	13,101	77,689
CECO Environmental Corp.	10,990	68,248
China Recycling Energy Corp. (a)	16,068	5,431
Cintas Corp.	31,962	2,684,488
Copart, Inc. (a)	33,109	1,249,865
Essendant, Inc.	12,445	366,754
Fuel Tech, Inc. (a)	2,055	3,185
G&K Services, Inc. Class A	5,869	389,115
Healthcare Services Group, Inc.	21,549	764,559
Heritage-Crystal Clean, Inc. (a)	8,319	63,890
Herman Miller, Inc.	18,334	478,334
Hudson Technologies, Inc. (a)	9,731	31,626
Industrial Services of America, Inc. (a)	694	1,221
InnerWorkings, Inc. (a)	17,541	120,682
Interface, Inc.	19,943	317,094
Intersections, Inc. (a)(b)	8,109	18,894
Kimball International, Inc. Class B	12,619	132,878
MagneGas Corp. (a)(b)	7,634	9,084
Matthews International Corp. Class A	10,120	479,384
McGrath RentCorp.	7,096	174,562
Mobile Mini, Inc.	12,962	372,528
Multi-Color Corp.	5,040	245,347
Performant Financial Corp. (a)	14,422	23,796
Perma-Fix Environmental Services, Inc. (a)	973	3,668
Pointer Telocation Ltd. (a)	1,202	7,344
Quest Resource Holding Corp. (a)(b)	30,682	14,881
R.R. Donnelley & Sons Co.	62,956	955,672
SP Plus Corp. (a)	8,253	206,077
Stericycle, Inc. (a)(b)	25,418	2,895,873
Tetra Tech, Inc.	18,131	499,146
U.S. Ecology, Inc.	6,966	257,742
Virco Manufacturing Co. (a)	1,086	3,530
VSE Corp.	1,864	116,891
West Corp.	25,916	577,408
		13,616,886
Construction & Engineering - 0.0%
Abengoa SA sponsored ADR Class B (b)	4,224	3,149
Aegion Corp. (a)	10,110	183,092
Great Lakes Dredge & Dock Corp. (a)	18,939	64,393
Integrated Electrical Services, Inc. (a)	7,097	91,480
Layne Christensen Co. (a)(b)	4,863	30,880
MYR Group, Inc. (a)	6,746	151,313
Northwest Pipe Co. (a)	2,404	24,761
NV5 Holdings, Inc. (a)(b)	2,166	47,392
Primoris Services Corp.	14,936	319,033
Sterling Construction Co., Inc. (a)	6,610	35,694
		951,187
Electrical Equipment - 0.1%
Active Power, Inc. (a)	1,672	1,538
Allied Motion Technologies, Inc.	2,975	54,919
American Superconductor Corp. (a)(b)	6,555	44,902
Ballard Power Systems, Inc. (a)(b)	44,264	62,487
Broadwind Energy, Inc. (a)	1,948	3,565
Capstone Turbine Corp. (a)(b)	4,970	5,815
Encore Wire Corp.	6,356	229,706
Energous Corp. (a)(b)	4,557	34,405
Energy Focus, Inc. (a)(b)	2,530	32,232
Enphase Energy, Inc. (a)(b)	10,090	23,510
Franklin Electric Co., Inc.	14,067	419,900
FuelCell Energy, Inc. (a)(b)	10,205	58,271
Highpower International, Inc. (a)	2,296	5,304
Hydrogenics Corp. (a)(b)	2,694	22,791
Ideal Power, Inc. (a)	3,212	15,899
Jinpan International Ltd.	5,036	27,698
LSI Industries, Inc.	7,559	81,637
Ocean Power Technologies, Inc. (a)	143	192
Pioneer Power Solutions, Inc. (a)	1,000	3,210
Plug Power, Inc. (a)(b)	58,332	121,331
Powell Industries, Inc.	3,423	90,607
Power Solutions International, Inc. (a)(b)	2,692	26,920
Preformed Line Products Co.	1,863	60,920
Real Goods Solar, Inc. (a)	296	139
Revolution Lighting Technologies, Inc. (a)(b)	57,849	44,659
SolarCity Corp. (a)(b)	28,762	530,084
Sunrun, Inc. (a)(b)	30,132	169,342
Ultralife Corp. (a)	6,195	31,037
Vicor Corp. (a)	12,031	99,857
		2,302,877
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	10,166	155,336
Machinery - 0.6%
Altra Industrial Motion Corp.	9,459	229,948
American Railcar Industries, Inc. (b)	6,038	249,188
ARC Group Worldwide, Inc. (a)	3,852	6,471
Astec Industries, Inc.	7,360	319,645
Blue Bird Corp. (a)(b)	7,486	67,599
Chart Industries, Inc. (a)	9,530	192,220
Cleantech Solutions International, Inc. (a)	197	246
Columbus McKinnon Corp. (NY Shares)	5,664	78,446
Commercial Vehicle Group, Inc. (a)	15,100	37,901
Dynamic Materials Corp.	4,562	25,228
Eastern Co.	2,159	34,199
Energy Recovery, Inc. (a)	16,254	118,004
ExOne Co. (a)	5,769	52,729
FreightCar America, Inc.	3,936	58,528
Gencor Industries, Inc. (a)	3,527	47,861
Hardinge, Inc.	3,857	34,173
Hurco Companies, Inc.	2,512	65,186
Jason Industries, Inc. (a)(b)	6,627	19,550
Key Technology, Inc. (a)	313	2,191
Kornit Digital Ltd. (a)(b)	10,723	124,387
L.B. Foster Co. Class A	2,834	38,939
Lincoln Electric Holdings, Inc. (b)	21,446	1,170,308
Manitex International, Inc. (a)(b)	6,059	30,901
MFRI, Inc. (a)	997	7,109
Middleby Corp. (a)(b)	16,784	1,554,198
NN, Inc.	7,665	97,192
Nordson Corp.	17,495	1,253,867
Omega Flex, Inc.	3,431	109,929
PACCAR, Inc.	105,686	5,442,829
RBC Bearings, Inc. (a)(b)	7,251	461,852
Sun Hydraulics Corp.	8,378	249,497
TriMas Corp. (a)	13,031	215,533
Twin Disc, Inc.	3,944	34,273
Westport Innovations, Inc. (a)	15,220	28,766
Woodward, Inc.	18,877	886,275
		13,345,168
Marine - 0.0%
Diana Containerships, Inc.	16,211	7,133
Eagle Bulk Shipping, Inc. (a)(b)	10,568	7,356
Euroseas Ltd. (a)	273	513
Golden Ocean Group Ltd. (a)(b)	7,697	4,469
Paragon Shipping, Inc. Class A (a)	5,459	256
Rand Logistics, Inc. (a)	1,744	1,666
Seanergy Martime Holdings Corp. (a)	159	453
Star Bulk Carriers Corp. (a)(b)	116,773	72,212
Ultrapetrol (Bahamas) Ltd. (a)(b)	32,074	7,220
		101,278
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	7,759	215,700
Acacia Research Corp. (b)	15,251	48,193
Advisory Board Co. (a)	12,435	366,708
Barrett Business Services, Inc.	2,071	72,361
CRA International, Inc. (a)	2,842	56,044
Exponent, Inc.	7,947	371,045
Heidrick & Struggles International, Inc.	5,640	132,484
Hudson Global, Inc.	2,817	7,296
Huron Consulting Group, Inc. (a)	6,790	376,981
ICF International, Inc. (a)	6,544	221,056
Kelly Services, Inc. Class A (non-vtg.)	12,990	223,818
Kforce, Inc.	9,285	148,003
Lightbridge Corp. (a)(b)	2,205	1,383
Marathon Patent Group, Inc. (a)(b)	6,000	13,200
Odyssey Marine Exploration, Inc. (a)	548	1,397
Pendrell Corp. (a)(b)	61,309	34,946
RCM Technologies, Inc.	3,957	23,346
Resources Connection, Inc.	11,105	154,026
RPX Corp. (a)	16,247	161,008
Verisk Analytics, Inc. (a)	50,578	3,684,102
Willdan Group, Inc. (a)	2,439	19,219
		6,332,316
Road & Rail - 0.8%
AMERCO	5,846	2,004,067
ArcBest Corp.	7,835	153,331
Avis Budget Group, Inc. (a)	29,850	765,354
Covenant Transport Group, Inc. Class A (a)	4,105	90,967
CSX Corp.	291,739	7,042,579
Heartland Express, Inc. (b)	25,684	472,586
J.B. Hunt Transport Services, Inc.	33,772	2,576,466
Landstar System, Inc.	12,375	732,600
Marten Transport Ltd.	9,989	163,820
Old Dominion Freight Lines, Inc. (a)(b)	25,066	1,618,261
P.A.M. Transportation Services, Inc. (a)	3,060	87,424
Patriot Transportation Holding, Inc. (a)	659	13,839
Providence & Worcester Railroad Co.	595	8,187
Saia, Inc. (a)	7,386	193,883
Student Transportation, Inc. (b)	31,802	153,486
U.S.A. Truck, Inc. (a)	3,742	59,049
Universal Truckload Services, Inc.	10,735	168,110
Werner Enterprises, Inc.	21,280	564,984
YRC Worldwide, Inc. (a)	9,675	77,884
		16,946,877
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	17,138	618,682
BMC Stock Holdings, Inc. (a)	19,506	297,467
DXP Enterprises, Inc. (a)	4,048	55,012
Fastenal Co. (b)	86,394	3,912,784
General Finance Corp. (a)	6,826	27,509
H&E Equipment Services, Inc.	9,778	128,776
HD Supply Holdings, Inc. (a)	58,639	1,629,578
Houston Wire & Cable Co.	7,080	38,161
Lawson Products, Inc. (a)	3,661	59,455
Rush Enterprises, Inc.:
Class A (a)(b)	11,117	192,769
Class B (a)	1,565	27,075
Titan Machinery, Inc. (a)(b)	8,041	76,550
Willis Lease Finance Corp. (a)	2,622	52,125
		7,115,943
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	2,270	85,829

TOTAL INDUSTRIALS		91,175,674

INFORMATION TECHNOLOGY - 46.2%
Communications Equipment - 3.8%
ADTRAN, Inc.	14,654	274,176
Alliance Fiber Optic Products, Inc. (a)	5,233	72,215
Applied Optoelectronics, Inc. (a)(b)	4,187	75,324
Arris International PLC (a)	57,959	1,384,641
AudioCodes Ltd. (a)(b)	14,232	61,340
Aviat Networks, Inc. (a)	16,549	10,699
Bel Fuse, Inc.:
Class A	300	4,131
Class B (non-vtg.)	3,204	47,579
Black Box Corp.	5,455	72,279
Brocade Communications Systems, Inc.	123,452	1,225,878
CalAmp Corp. (a)	11,096	202,835
Ceragon Networks Ltd. (a)(b)	17,277	19,005
Cisco Systems, Inc.	1,520,211	39,799,124
Clearfield, Inc. (a)(b)	4,785	69,526
ClearOne, Inc.	2,453	29,019
CommScope Holding Co., Inc. (a)	56,294	1,418,046
Communications Systems, Inc.	2,071	14,000
Comtech Telecommunications Corp.	5,085	104,497
Digi International, Inc. (a)	8,481	72,004
DragonWave, Inc. (a)	609	1,265
EchoStar Holding Corp. Class A (a)	13,225	591,158
EMCORE Corp. (a)	8,637	46,035
EXFO, Inc. (sub. vtg.) (a)	2,252	6,708
Extreme Networks, Inc. (a)	30,123	84,947
F5 Networks, Inc. (a)	20,611	1,982,160
Finisar Corp. (a)	31,887	464,912
Gilat Satellite Networks Ltd. (a)	13,064	50,427
Gilat Satellite Networks Ltd. rights 3/21/16 (a)	1,451	0
Harmonic, Inc. (a)	25,627	85,850
Infinera Corp. (a)(b)	41,242	647,087
InterDigital, Inc.	10,588	526,541
Ituran Location & Control Ltd.	8,782	148,591
Ixia (a)	25,040	285,706
KVH Industries, Inc. (a)	5,647	51,557
Lumentum Holdings, Inc. (a)	17,905	430,257
Mitel Networks Corp. (a)	29,118	210,523
MRV Communications, Inc. (a)	1,761	21,308
NETGEAR, Inc. (a)	9,337	368,905
NetScout Systems, Inc. (a)	29,894	617,909
Novatel Wireless, Inc. (a)(b)	19,413	31,837
NumereX Corp. Class A (a)	9,528	55,929
Oclaro, Inc. (a)(b)	33,900	166,449
Parkervision, Inc. (a)(b)	10,867	2,405
PC-Tel, Inc.	8,979	50,282
Polycom, Inc. (a)	38,675	402,607
Qualcomm, Inc.	450,311	22,871,296
Radcom Ltd. (a)	3,990	52,389
Radware Ltd. (a)	13,270	152,738
Resonant, Inc. (a)(b)	2,072	4,040
ShoreTel, Inc. (a)	19,932	147,297
Sierra Wireless, Inc. (a)(b)	9,893	130,785
Silicom Ltd. (b)	2,758	82,712
Sonus Networks, Inc. (a)	15,739	122,607
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	83,473	765,865
Tessco Technologies, Inc.	3,589	62,808
Ubiquiti Networks, Inc. (a)(b)	25,075	819,200
UTStarcom Holdings Corp. (a)	8,881	19,361
ViaSat, Inc. (a)(b)	14,366	1,048,862
Viavi Solutions, Inc. (a)	72,897	476,017
Westell Technologies, Inc. Class A (a)	16,462	18,437
Wi-Lan, Inc.	35,463	64,478
xG Technology, Inc. (a)	479	79
Xtera Communications, Inc.	8,575	23,667
Zhone Technologies, Inc. (a)	5,132	5,953
		79,156,264
Electronic Equipment & Components - 1.0%
Agilysys, Inc. (a)	9,207	96,213
Applied DNA Sciences, Inc. (a)(b)	6,250	17,938
CDW Corp.	49,857	1,973,340
China BAK Battery, Inc. (a)	782	1,806
ClearSign Combustion Corp. (a)(b)	2,495	10,304
Cognex Corp.	25,136	930,283
Coherent, Inc. (a)	7,252	613,519
Control4 Corp. (a)	8,561	70,200
CUI Global, Inc. (a)(b)	5,386	48,097
Daktronics, Inc. (b)	12,976	91,740
Deswell Industries, Inc.	1,530	2,142
Digital Ally, Inc. (a)	179	1,160
DTS, Inc. (a)	5,467	129,404
Echelon Corp. (a)	339	1,807
Electro Rent Corp.	9,435	89,444
Electro Scientific Industries, Inc. (a)	10,892	77,660
ePlus, Inc. (a)	2,149	161,368
FARO Technologies, Inc. (a)	5,101	163,487
FEI Co.	12,165	988,285
Flextronics International Ltd. (a)	163,753	1,778,358
FLIR Systems, Inc.	41,007	1,269,577
Frequency Electronics, Inc. (a)	801	7,473
GSI Group, Inc. (a)	11,415	146,911
Hollysys Automation Technologies Ltd. (b)	17,767	334,197
I. D. Systems Inc. (a)	5,073	22,017
Identiv, Inc. (a)(b)	2,829	6,196
II-VI, Inc. (a)	18,992	416,874
Insight Enterprises, Inc. (a)	10,946	285,691
IPG Photonics Corp. (a)(b)	15,716	1,295,941
Itron, Inc. (a)(b)	11,517	458,837
KEY Tronic Corp. (a)	4,924	35,354
Kimball Electronics, Inc. (a)	11,593	132,392
Littelfuse, Inc.	6,737	765,458
LoJack Corp. (a)	6,090	39,159
LRAD Corp.	9,621	16,356
Magal Security Systems Ltd. (a)	7,555	31,429
Maxwell Technologies, Inc. (a)(b)	9,752	55,879
Mercury Systems, Inc. (a)	9,884	161,505
Mesa Laboratories, Inc.	1,031	92,769
MicroVision, Inc. (a)(b)	15,058	44,421
MOCON, Inc.	740	9,886
MTS Systems Corp.	4,938	271,343
Multi-Fineline Electronix, Inc. (a)	7,720	174,240
Napco Security Technolgies, Inc. (a)	6,882	42,806
National Instruments Corp.	37,703	1,087,732
Neonode, Inc. (a)(b)	11,949	29,873
NetList, Inc. (a)(b)	9,502	12,258
Newport Corp. (a)	14,768	336,267
Orbotech Ltd. (a)	12,699	287,632
OSI Systems, Inc. (a)	5,777	348,757
PC Connection, Inc.	7,997	198,086
PC Mall, Inc. (a)	4,541	34,330
Perceptron, Inc. (a)	4,209	22,434
Plexus Corp. (a)	10,181	370,487
QLogic Corp. (a)	25,119	323,784
RadiSys Corp. (a)	14,163	36,541
Research Frontiers, Inc. (a)(b)	7,119	32,961
Richardson Electronics Ltd.	2,997	14,685
RMG Networks Holding Corp. (a)	2,029	1,988
Rofin-Sinar Technologies, Inc. (a)(b)	8,487	189,600
Sanmina Corp. (a)	23,547	485,068
ScanSource, Inc. (a)	7,646	285,884
Supercom Ltd. (a)(b)	7,335	34,034
Tech Data Corp. (a)(b)	10,365	729,800
Trimble Navigation Ltd. (a)	74,810	1,740,081
TTM Technologies, Inc. (a)	29,042	190,516
Uni-Pixel, Inc. (a)(b)	2,687	1,720
Universal Display Corp. (a)	13,747	656,832
Wayside Technology Group, Inc.	1,282	21,640
Zebra Technologies Corp. Class A (a)(b)	15,404	951,659
		21,787,915
Internet Software & Services - 12.9%
21Vianet Group, Inc. ADR (a)(b)	15,089	264,963
Actua Corp. (a)	14,632	118,958
Akamai Technologies, Inc. (a)	53,306	2,876,925
Alarm.com Holdings, Inc. (b)	14,347	286,223
Alphabet, Inc.:
Class A	87,216	62,553,060
Class C	103,540	72,247,106
Angie's List, Inc. (a)	16,538	152,646
Apigee Corp. (b)	8,432	49,327
AppFolio, Inc. (a)(b)	2,321	27,156
Autobytel, Inc. (a)	3,383	64,954
Baidu.com, Inc. sponsored ADR (a)	82,991	14,392,299
Baozun, Inc. sponsored ADR (b)	5,671	33,459
Bazaarvoice, Inc. (a)(b)	21,766	68,345
Benefitfocus, Inc. (a)(b)	8,964	281,380
Blucora, Inc. (a)(b)	13,543	83,289
Brightcove, Inc. (a)	9,792	58,752
BroadVision, Inc. (a)	599	3,594
Carbonite, Inc. (a)	12,177	92,180
China Finance Online Co. Ltd. ADR (a)	8,455	44,304
ChinaCache International Holdings Ltd. sponsored ADR (a)	7,308	52,179
Cimpress NV (a)(b)	9,477	835,682
comScore, Inc. (a)(b)	16,946	697,328
Cornerstone OnDemand, Inc. (a)	16,479	474,595
CoStar Group, Inc. (a)(b)	9,743	1,725,096
Criteo SA sponsored ADR (a)(b)	16,938	628,400
Cyren Ltd. (a)	7,440	9,895
Determine, Inc. (a)	245	404
Draftday Fantasy Sports, Inc. (a)	2,471	1,387
EarthLink Holdings Corp.	32,690	184,372
eBay, Inc. (a)	359,325	8,551,935
eGain Communications Corp. (a)(b)	3,510	13,127
Endurance International Group Holdings, Inc. (a)(b)	40,417	454,287
Facebook, Inc. Class A (a)	680,100	72,716,292
Five9, Inc. (a)	15,633	125,846
GigaMedia Ltd. (a)	1,007	2,971
Global Sources Ltd. (a)	7,406	55,249
Gogo, Inc. (a)(b)	26,628	289,713
Hortonworks, Inc. (a)(b)	13,074	151,005
IAC/InterActiveCorp	22,751	1,010,599
Internap Network Services Corp.(a)	15,802	40,295
iPass, Inc. (a)(b)	4,991	4,842
j2 Global, Inc.	14,504	1,059,952
Jiayuan.com International Ltd. sponsored ADR (a)	5,298	38,463
Ku6 Media Co. Ltd. sponsored ADR (a)	2,051	1,682
Limelight Networks, Inc. (a)	26,651	41,309
Liquidity Services, Inc. (a)	10,641	49,693
LivePerson, Inc. (a)	17,783	91,227
LogMeIn, Inc. (a)	7,530	383,277
Marchex, Inc. Class B	14,684	62,994
Marketo, Inc. (a)	13,497	227,694
Match Group, Inc. (a)(b)	10,838	118,026
MeetMe, Inc. (a)(b)	15,935	49,558
MercadoLibre, Inc. (b)	13,073	1,330,308
Mimecast Ltd. (a)	16,214	151,763
MINDBODY, Inc. (b)	3,078	36,259
Momo, Inc. ADR (a)(b)	12,273	144,576
Net Element International, Inc. (a)(b)	9,087	1,890
NetEase, Inc. sponsored ADR	22,595	3,041,513
NIC, Inc.	20,284	356,796
Perion Network Ltd. (a)	21,960	51,167
Points International Ltd. (a)(b)	4,960	37,200
QuinStreet, Inc. (a)	15,140	44,966
Qumu Corp. (a)	2,780	11,064
RealNetworks, Inc. (a)	17,726	69,131
Reis, Inc.	4,351	96,462
Remark Media, Inc. (a)(b)	6,690	25,823
RetailMeNot, Inc. (a)	15,100	122,008
Rightside Group Ltd. (a)	6,964	59,473
Rocket Fuel, Inc. (a)(b)	12,998	46,013
SciQuest, Inc. (a)	9,041	109,848
Sify Technologies Ltd. sponsored ADR	1,965	1,945
SINA Corp. (a)	17,351	741,235
Sohu.com, Inc. (a)	11,550	502,079
SPS Commerce, Inc. (a)	4,780	213,762
Stamps.com, Inc. (a)	4,914	582,456
Support.com, Inc. (a)	26,933	21,277
Synacor, Inc. (a)	2,654	4,698
TechTarget, Inc. (a)	10,378	72,750
Travelzoo, Inc. (a)	5,478	43,002
TrueCar, Inc. (a)(b)	25,784	140,007
Tucows, Inc. (a)	4,445	102,324
United Online, Inc. (a)	4,366	53,745
Unwired Planet, Inc. (a)	3,433	29,798
VeriSign, Inc. (a)(b)	33,200	2,805,068
Web.com Group, Inc. (a)	15,954	289,565
WebMD Health Corp. (a)	11,004	610,282
Weibo Corp. sponsored ADR (a)(b)	14,338	205,894
Wix.com Ltd. (a)(b)	12,581	241,933
Xunlei Ltd. sponsored ADR (a)	10,609	61,744
Yahoo!, Inc. (a)	282,855	8,991,960
Yandex NV (a)	79,528	1,027,502
YY, Inc. ADR (a)(b)	9,889	514,722
Zillow Group, Inc.:
Class A (a)(b)	17,248	399,291
Class C (a)(b)	34,384	742,694
		267,984,287
IT Services - 3.0%
6D Global Technologies, Inc. (a)(b)	22,206	64,619
Acxiom Corp. (a)	23,781	493,218
Amdocs Ltd.	45,659	2,591,605
Automatic Data Processing, Inc. (b)	138,142	11,699,246
Blackhawk Network Holdings, Inc. (a)	16,419	555,619
BluePhoenix Solutions Ltd. (a)	284	582
Cardtronics, Inc. (a)(b)	14,175	477,981
Cass Information Systems, Inc.	3,793	189,119
China Information Technology, Inc. (a)	7,343	8,885
Cognizant Technology Solutions Corp. Class A (a)	182,215	10,382,611
Computer Task Group, Inc.	7,107	33,616
CSG Systems International, Inc.	9,767	370,755
Datalink Corp. (a)	8,904	63,753
Edgewater Technology, Inc. (a)	1,090	7,728
Euronet Worldwide, Inc. (a)	15,577	1,020,917
ExlService Holdings, Inc. (a)	9,940	468,075
Fiserv, Inc. (a)(b)	67,961	6,499,110
Forrester Research, Inc.	6,737	209,655
Hackett Group, Inc.	8,533	118,609
Information Services Group, Inc. (a)	14,505	44,385
Innodata, Inc. (a)	1,720	3,956
InterCloud Systems, Inc. (a)(b)	12,476	6,488
Jack Henry & Associates, Inc.	23,142	1,903,198
JetPay Corp. (a)	3,116	7,790
Lionbridge Technologies, Inc. (a)	19,225	84,782
ManTech International Corp. Class A	8,552	249,120
Mattersight Corp. (a)	9,378	47,453
ModusLink Global Solutions, Inc. (a)(b)	17,854	33,744
MoneyGram International, Inc. (a)	19,181	103,194
NCI, Inc. Class A	3,649	54,516
Net 1 UEPS Technologies, Inc. (a)	13,388	122,232
Paychex, Inc. (b)	106,979	5,497,651
PayPal Holdings, Inc. (a)(b)	365,999	13,959,202
Perficient, Inc. (a)	10,088	182,088
PFSweb, Inc. (a)	5,819	75,181
Planet Payment, Inc. (a)	19,100	50,615
PRG-Schultz International, Inc. (a)	9,669	35,002
QIWI PLC Class B sponsored ADR (b)	13,754	152,944
Sabre Corp.	81,992	2,226,083
ServiceSource International, Inc. (a)(b)	29,508	119,802
Sykes Enterprises, Inc. (a)	13,006	396,293
Syntel, Inc. (a)	25,477	1,164,808
Sysorex Global (a)	2,625	1,419
Teletech Holdings, Inc.	16,333	452,424
Virtusa Corp. (a)	9,154	324,052
		62,554,125
Semiconductors & Semiconductor Equipment - 6.7%
Actions Semiconductor Co. Ltd. ADR (a)	203	284
Adesto Technologies Corp. (b)	6,015	33,263
Advanced Energy Industries, Inc. (a)	12,151	362,464
Advanced Micro Devices, Inc. (a)(b)	236,119	505,295
Aixtron AG sponsored ADR (a)(b)	4,986	18,249
Alpha & Omega Semiconductor Ltd. (a)	8,910	105,405
Ambarella, Inc. (a)(b)	9,602	445,533
Amkor Technology, Inc. (a)	72,453	366,612
Amtech Systems, Inc. (a)(b)	3,169	16,162
ANADIGICS, Inc. (a)(b)	17,226	14,472
Analog Devices, Inc.	92,840	4,919,592
Applied Materials, Inc.	358,776	6,770,103
Applied Micro Circuits Corp. (a)	24,267	140,263
ARM Holdings PLC sponsored ADR (b)	30,701	1,257,820
ASML Holding NV (b)	17,850	1,624,707
Atmel Corp.	125,593	1,014,791
Axcelis Technologies, Inc. (a)	36,390	90,975
AXT, Inc. (a)	11,530	28,940
Brooks Automation, Inc.	20,115	196,121
Cabot Microelectronics Corp.	7,582	291,604
Camtek Ltd. (a)(b)	16,454	31,592
Canadian Solar, Inc. (a)(b)	16,392	373,246
Cascade Microtech, Inc. (a)	5,846	120,369
Cavium, Inc. (a)	16,503	981,763
Ceva, Inc. (a)	6,069	119,013
China Sunergy Co. Ltd. ADR (a)	811	592
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	9,135	157,853
Cirrus Logic, Inc. (a)	18,850	664,086
Cohu, Inc.	8,454	96,460
Cree, Inc. (a)(b)	30,565	970,133
CVD Equipment Corp. (a)(b)	3,218	26,999
Cypress Semiconductor Corp. (b)	99,174	791,409
Diodes, Inc. (a)	15,373	294,239
DSP Group, Inc. (a)	7,996	69,005
Entegris, Inc. (a)	43,701	540,144
Fairchild Semiconductor International, Inc. (a)	32,814	658,249
First Solar, Inc. (a)(b)	30,247	2,173,852
FormFactor, Inc. (a)	20,120	152,912
GSI Technology, Inc. (a)	5,288	20,676
Hanwha Solarone Co. Ltd. sponsored ADR (a)	2,413	41,721
Himax Technologies, Inc. sponsored ADR (b)	32,505	321,474
Integrated Device Technology, Inc. (a)	43,667	848,013
Intel Corp.	1,412,496	41,795,757
Intermolecular, Inc. (a)	16,622	36,236
Intersil Corp. Class A	41,516	530,159
IXYS Corp.	9,471	106,833
JA Solar Holdings Co. Ltd. ADR (a)(b)	12,054	107,642
KLA-Tencor Corp.	46,528	3,151,807
Kopin Corp. (a)	29,573	56,484
Kulicke & Soffa Industries, Inc. (a)	22,965	259,505
Lam Research Corp. (b)	46,778	3,428,827
Lattice Semiconductor Corp. (a)(b)	36,816	233,045
Linear Technology Corp. (b)	70,205	3,062,342
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	15,763	597,418
Marvell Technology Group Ltd.	155,403	1,484,099
Mattson Technology, Inc. (a)	20,091	72,529
Maxim Integrated Products, Inc.	84,778	2,870,583
Mellanox Technologies Ltd. (a)	13,709	696,554
Microchip Technology, Inc. (b)	59,666	2,654,540
Micron Technology, Inc. (a)	325,073	3,455,526
Microsemi Corp. (a)	33,413	1,157,092
MKS Instruments, Inc.	15,762	518,570
Monolithic Power Systems, Inc.	11,554	682,379
MoSys, Inc. (a)	17,551	10,794
Nanometrics, Inc. (a)	7,258	100,741
Nova Measuring Instruments Ltd. (a)	10,345	110,485
NVE Corp.	1,425	72,490
NVIDIA Corp.	160,449	5,031,681
NXP Semiconductors NV (a)	102,312	7,288,707
O2Micro International Ltd. sponsored ADR (a)	3,450	5,210
ON Semiconductor Corp. (a)	122,687	1,029,344
PDF Solutions, Inc. (a)	9,836	111,737
Photronics, Inc. (a)	20,349	206,949
Pixelworks, Inc. (a)(b)	4,972	9,944
Power Integrations, Inc.	8,310	380,847
Qorvo, Inc. (a)(b)	42,170	1,901,024
QuickLogic Corp. (a)(b)	20,189	32,706
Rambus, Inc. (a)(b)	34,146	444,922
Rubicon Technology, Inc. (a)(b)	5,346	5,121
SemiLEDs Corp. (a)	2,000	600
Semtech Corp. (a)	18,742	359,097
Sigma Designs, Inc. (a)	9,840	67,699
Silicon Laboratories, Inc. (a)	12,541	517,316
Silicon Motion Technology Corp. sponsored ADR	10,574	356,238
Siliconware Precision Industries Co. Ltd. sponsored ADR	19,012	144,111
Skyworks Solutions, Inc. (b)	57,121	3,795,690
Solar3D, Inc. (a)(b)	9,585	23,387
SolarEdge Technologies, Inc. (b)	11,786	288,403
SunEdison Semiconductor Ltd. (a)	13,231	90,368
SunPower Corp. (a)(b)	40,401	954,272
Synaptics, Inc. (a)(b)	11,012	894,285
Tessera Technologies, Inc.	15,798	465,725
Texas Instruments, Inc. (b)	303,238	16,077,679
Tower Semiconductor Ltd. (a)	25,070	341,203
Ultra Clean Holdings, Inc. (a)	10,799	56,479
Ultratech, Inc. (a)	8,120	164,674
Veeco Instruments, Inc. (a)	11,820	219,261
Xcerra Corp. (a)	18,282	104,390
Xilinx, Inc.	75,955	3,586,595
		139,864,556
Software - 10.2%
ACI Worldwide, Inc. (a)(b)	36,022	672,171
Activision Blizzard, Inc.	218,545	6,921,320
Adobe Systems, Inc. (a)	149,155	12,700,548
Allot Communications Ltd. (a)(b)	12,391	56,007
American Software, Inc. Class A	11,091	104,255
ANSYS, Inc. (a)(b)	26,445	2,195,464
Aspen Technology, Inc. (a)	24,535	808,919
Atlassian Corp. PLC (b)	15,770	374,853
Attunity Ltd. (a)	4,559	33,417
Autodesk, Inc. (a)	67,790	3,507,455
Aware, Inc. (a)(b)	5,225	21,005
Blackbaud, Inc.	14,146	799,673
Bottomline Technologies, Inc. (a)	12,215	344,585
BroadSoft, Inc. (a)	8,602	317,328
BSQUARE Corp. (a)	4,329	24,675
CA Technologies, Inc.	131,209	3,843,112
Cadence Design Systems, Inc. (a)	88,255	1,901,895
Callidus Software, Inc. (a)	16,056	220,449
CDK Global, Inc.	47,981	2,153,867
Changyou.com Ltd. (A Shares) ADR (a)	5,353	94,588
Check Point Software Technologies Ltd. (a)(b)	54,026	4,487,940
Citrix Systems, Inc. (a)	45,928	3,244,813
Code Rebel Corp. (b)	3,829	6,892
CommVault Systems, Inc. (a)	13,766	515,812
CounterPath Corp. (a)	952	1,999
Covisint Corp. (a)	20,413	39,805
CyberArk Software Ltd. (a)(b)	9,080	340,228
Datawatch Corp. (a)	4,467	22,424
Descartes Systems Group, Inc. (a)	24,482	419,252
Digimarc Corp. (a)(b)	2,605	78,853
Digital Turbine, Inc. (a)(b)	32,983	37,271
Ebix, Inc. (b)	10,183	377,076
Electronic Arts, Inc. (a)	93,087	5,979,909
EnerNOC, Inc. (a)(b)	9,543	58,594
EPIQ Systems, Inc.	12,694	173,654
Evolving Systems, Inc. (b)	3,865	21,258
FalconStor Software, Inc. (a)	4,107	5,586
FireEye, Inc. (a)(b)	47,790	809,563
Fortinet, Inc. (a)(b)	51,297	1,456,835
Glu Mobile, Inc. (a)(b)	39,999	148,396
Guidance Software, Inc. (a)(b)	12,274	65,666
Idreamsky Technology Ltd. ADR (a)	5,530	74,932
Interactive Intelligence Group, Inc. (a)(b)	7,297	218,399
Intuit, Inc. (b)	79,048	7,639,199
Jive Software, Inc. (a)	27,440	88,906
KongZhong Corp. sponsored ADR (a)	10,863	80,495
Magic Software Enterprises Ltd.	16,257	113,474
Majesco Entertainment Co.	14,277	11,103
Manhattan Associates, Inc. (a)	21,276	1,175,712
Materialise NV ADR (a)(b)	3,838	23,719
Mentor Graphics Corp.	34,634	661,509
Microsoft Corp. (b)	2,392,729	121,742,052
MicroStrategy, Inc. Class A (a)	2,785	448,079
Mitek Systems, Inc. (a)(b)	10,386	53,696
MobileIron, Inc. (a)(b)	27,822	93,760
Monotype Imaging Holdings, Inc.	12,288	291,717
NetSol Technologies, Inc. (a)	5,108	36,727
NICE Systems Ltd. sponsored ADR (b)	11,215	672,003
Nuance Communications, Inc. (a)	92,810	1,810,723
NXT-ID, Inc. (a)(b)	7,863	4,403
Open Text Corp. (b)	36,630	1,821,212
Parametric Technology Corp. (a)	34,067	1,053,011
Park City Group, Inc. (a)(b)	7,999	72,791
Paylocity Holding Corp. (a)(b)	15,267	452,209
Pegasystems, Inc.	23,188	564,628
Progress Software Corp. (a)	14,892	375,576
Proofpoint, Inc. (a)(b)	11,943	559,410
QAD, Inc. Class A	6,220	121,725
Qlik Technologies, Inc. (a)	27,539	639,456
Qualys, Inc. (a)	10,379	259,164
Rapid7, Inc. (a)(b)	13,189	175,282
RealPage, Inc. (a)	24,063	482,463
Rovi Corp. (a)	24,232	552,005
Sapiens International Corp. NV	16,016	188,829
SeaChange International, Inc. (a)	9,998	57,688
Sky-mobi Ltd. ADR (a)	9,254	17,768
Smith Micro Software, Inc. (a)	2,943	1,959
Sonic Foundry, Inc. (a)	478	2,581
Sphere 3D Corp. (a)(b)	7,442	13,544
Splunk, Inc. (a)(b)	38,441	1,676,028
SS&C Technologies Holdings, Inc. (b)	28,910	1,685,164
Symantec Corp.	201,413	3,889,285
Synchronoss Technologies, Inc. (a)(b)	13,374	374,606
Synopsys, Inc. (a)	46,367	2,074,923
Take-Two Interactive Software, Inc. (a)(b)	24,743	890,501
Tangoe, Inc. (a)(b)	12,630	102,177
TeleNav, Inc. (a)	16,786	100,045
The9 Ltd. sponsored ADR (a)	6,231	13,521
TiVo, Inc. (a)	28,241	236,942
Top Image Systems Ltd. (a)	2,532	6,127
Tubemogul, Inc. (a)(b)	11,667	149,804
Ultimate Software Group, Inc. (a)(b)	8,484	1,457,212
Upland Software, Inc. (a)	6,211	38,570
Varonis Systems, Inc. (a)(b)	7,702	141,794
Vasco Data Security International, Inc. (a)(b)	11,215	154,206
Verint Systems, Inc. (a)	18,631	661,959
Voltari Corp. (a)(b)	3,627	15,342
Vringo, Inc. (a)(b)	1,492	3,760
Xura, Inc. (a)	7,464	146,518
Zix Corp. (a)	18,885	75,351
Zynga, Inc. (a)	232,628	490,845
		212,424,001
Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.	1,670,370	161,508,039
Astro-Med, Inc.	2,287	30,669
Avid Technology, Inc. (a)	12,939	98,983
BlackBerry Ltd. (a)(b)	158,545	1,237,424
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,783	1,123
Concurrent Computer Corp.	867	4,664
CPI Card Group (b)	17,595	139,176
Cray, Inc. (a)	12,188	516,893
Electronics for Imaging, Inc. (a)	14,093	558,224
Hutchinson Technology, Inc. (a)	9,805	36,082
Immersion Corp. (a)(b)	8,073	72,738
Intevac, Inc. (a)	8,266	37,114
Logitech International SA	49,388	757,118
NetApp, Inc.	88,139	2,189,373
On Track Innovations Ltd. (a)(b)	5,512	4,024
SanDisk Corp.	60,021	4,337,117
Seagate Technology LLC (b)	89,823	2,816,849
Silicon Graphics International Corp. (a)	11,076	67,231
Smart Technologies, Inc. Class A (a)(b)	3,897	982
Stratasys Ltd. (a)(b)	15,943	300,526
Super Micro Computer, Inc. (a)(b)	14,222	461,788
Transact Technologies, Inc.	1,837	13,300
U.S.A. Technologies, Inc. (a)	9,132	36,254
Western Digital Corp.	69,487	3,024,769
		178,250,460

TOTAL INFORMATION TECHNOLOGY		962,021,608

MATERIALS - 0.5%
Chemicals - 0.1%
A. Schulman, Inc.	8,894	219,593
AgroFresh Solutions, Inc. (a)(b)	14,740	72,079
Balchem Corp.	9,675	612,137
Burcon NutraScience Corp. (a)	2,165	5,361
Codexis, Inc. (a)	16,144	65,545
Fuwei Films Holdings Co. Ltd. (a)	926	491
Gulf Resources, Inc. (a)	9,279	16,053
Hawkins, Inc.	3,857	123,347
Innophos Holdings, Inc.	5,268	152,667
Innospec, Inc.	7,187	311,916
Marrone Bio Innovations, Inc. (a)(b)	5,015	6,018
Metabolix, Inc. (a)(b)	4,567	6,942
Methanex Corp. (b)	27,046	855,557
Northern Technologies International Corp. (a)	492	5,806
Rentech, Inc. (a)	5,467	11,098
Senomyx, Inc. (a)(b)	14,455	47,991
Tantech Holdings Ltd. (a)(b)	5,755	29,926
		2,542,527
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)	135	205
Tecnoglass, Inc. (a)(b)	8,250	91,163
U.S. Concrete, Inc. (a)	3,964	213,065
United States Lime & Minerals, Inc.	1,849	98,330
		402,763
Containers & Packaging - 0.1%
AEP Industries, Inc.	1,718	135,224
Silgan Holdings, Inc.	18,132	928,902
UFP Technologies, Inc. (a)	3,182	71,181
		1,135,307
Metals & Mining - 0.3%
Century Aluminum Co. (a)(b)	25,598	183,026
China Natural Resources, Inc. (a)	3,570	3,534
Ferroglobe PLC	21,332	167,670
Handy & Harman Ltd. (a)	4,841	96,578
Haynes International, Inc.	3,976	122,461
Kaiser Aluminum Corp.	5,274	404,041
Mountain Province Diamonds, Inc. (a)	43,468	158,387
Olympic Steel, Inc.	4,320	46,310
Pan American Silver Corp.	46,830	449,100
Randgold Resources Ltd. sponsored ADR (b)	13,222	1,206,508
Real Industries, Inc. (a)	7,716	54,243
Royal Gold, Inc.	19,584	908,110
Schnitzer Steel Industries, Inc. Class A	7,480	109,507
Silver Standard Resources, Inc. (a)(b)	23,206	134,468
Steel Dynamics, Inc.	71,658	1,303,459
Sutor Technology Group Ltd. (a)	1,189	511
Synalloy Corp.	3,081	24,556
Universal Stainless & Alloy Products, Inc. (a)	2,467	19,662
		5,392,131
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	20,514	186,677
Pope Resources, Inc. LP	1,370	72,569
		259,246

TOTAL MATERIALS		9,731,974

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)(b)	27,196	316,289
Alaska Communication Systems Group, Inc. (a)	17,440	28,078
Atlantic Tele-Network, Inc. (b)	5,186	373,081
B Communications Ltd.	6,305	175,027
Cogent Communications Group, Inc.	13,887	509,653
Consolidated Communications Holdings, Inc.	17,625	412,249
FairPoint Communications, Inc. (a)(b)	8,280	124,448
Frontier Communications Corp. (b)	351,843	1,903,471
General Communications, Inc. Class A (a)	11,088	211,670
Hawaiian Telcom Holdco, Inc. (a)	4,020	96,601
inContact, Inc. (a)(b)	19,437	180,181
Inteliquent, Inc.	10,170	173,093
Internet Gold Golden Lines Ltd. (a)	2,697	37,596
Iridium Communications, Inc. (a)(b)	30,514	211,462
Lumos Networks Corp. (a)	7,652	94,120
magicJack VocalTec Ltd. (a)(b)	6,098	47,077
ORBCOMM, Inc. (a)	21,408	186,678
PDVWireless, Inc. (a)(b)	4,448	126,323
SBA Communications Corp. Class A (a)(b)	37,705	3,577,827
Towerstream Corp. (a)(b)	16,138	3,473
Windstream Holdings, Inc. (b)	31,547	237,233
		9,025,630
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV Series A sponsored ADR	3,795	50,929
Boingo Wireless, Inc. (a)	9,845	70,589
Leap Wireless International, Inc. rights (a)	9,737	25,121
NII Holdings, Inc. (a)(b)	32,877	174,577
NTELOS Holdings Corp. (a)	4,893	44,967
Partner Communications Co. Ltd. ADR (a)	1,446	6,464
Shenandoah Telecommunications Co.	14,843	358,607
Spok Holdings, Inc.	6,714	118,972
T-Mobile U.S., Inc. (a)	244,220	9,060,562
Telesites S.A.B. de C.V. (a)	2,365	1,278
VimpelCom Ltd. sponsored ADR (b)	525,964	1,861,913
Vodafone Group PLC sponsored ADR (b)	118,754	3,610,122
		15,384,101

TOTAL TELECOMMUNICATION SERVICES		24,409,731

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	11,169	542,143
Otter Tail Corp.	11,997	328,238
Spark Energy, Inc. Class A,	1,823	44,153
		914,534
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,749	39,405
RGC Resources, Inc.	598	12,845
		52,250
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	5,096	76,899
Abengoa Yield PLC (b)	30,087	504,559
Blue Earth, Inc. (a)(b)	28,116	3,225
EnSite Power, Inc.	4,325	297
Pattern Energy Group, Inc.	23,290	395,464
TerraForm Global, Inc. (b)	34,163	108,297
Terraform Power, Inc. (b)	24,042	231,765
		1,320,506
Water Utilities - 0.0%
Artesian Resources Corp. Class A	2,258	63,789
Cadiz, Inc. (a)(b)	5,673	27,457
Connecticut Water Service, Inc.	3,590	149,667
Consolidated Water Co., Inc.	4,308	46,828
Middlesex Water Co.	5,668	158,817
Pure Cycle Corp. (a)(b)	3,377	15,669
York Water Co.	4,266	118,509
		580,736

TOTAL UTILITIES		2,868,026

TOTAL COMMON STOCKS
(Cost $1,776,196,011)		2,065,914,432
	Principal Amount	Value

Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18 (Cost $8,560)	8,560	8,389

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.45% 9/15/16 (c)
(Cost $2,992,534)	3,000,000	2,992,524
	Shares	Value

Money Market Funds - 17.0%
Fidelity Cash Central Fund, 0.40% (d)	8,513,390	$8,513,390
Fidelity Securities Lending Cash Central Fund, 0.44% (d)(e)	345,176,851	345,176,851
TOTAL MONEY MARKET FUNDS
(Cost $353,690,241)		353,690,241
TOTAL INVESTMENT PORTFOLIO - 116.4%
(Cost $2,132,887,346)		2,422,605,586
NET OTHER ASSETS (LIABILITIES) - (16.4)%		(340,712,234)
NET ASSETS - 100%		$2,081,893,352

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
200 CME E-mini NASDAQ 100 Index Contracts (United States)	March 2016	16,805,000	$302,111

The face value of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $829,793.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,227
Fidelity Securities Lending Cash Central Fund	723,332
Total	$739,559

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$380,622,752	$380,622,752	$--	$--
Consumer Staples	123,537,347	123,521,270	--	16,077
Energy	8,793,028	8,793,028	--	--
Financials	161,566,227	161,536,646	--	29,581
Health Care	301,188,065	301,086,199	--	101,866
Industrials	91,175,674	91,175,674	--	--
Information Technology	962,021,608	961,956,989	--	64,619
Materials	9,731,974	9,731,974	--	--
Telecommunication Services	24,409,731	24,384,610	--	25,121
Utilities	2,868,026	2,867,729	--	297
Corporate Bonds	8,389	--	8,389	--
U.S. Government and Government Agency Obligations	2,992,524	--	2,992,524	--
Money Market Funds	353,690,241	353,690,241	--	--
Total Investments in Securities:	$2,422,605,586	$2,419,367,112	$3,000,913	$237,561
Derivative Instruments:
Assets
Futures Contracts	$302,111	$302,111	$--	$--
Total Assets	$302,111	$302,111	$--	$--
Total Derivative Instruments:	$302,111	$302,111	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $2,149,717,884. Net unrealized appreciation aggregated $272,887,702, of which $481,542,786 related to appreciated investment securities and $208,655,084 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Tracking Stock

February 29, 2016

ETF-QTLY-0416
1.814342.111

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 18.4%
Auto Components - 0.3%
China Automotive Systems, Inc. (a)	4,679	$19,699
China XD Plastics Co. Ltd. (a)	6,020	16,675
Dorman Products, Inc. (a)(b)	3,141	158,840
Federal-Mogul Corp. Class A (a)	15,427	112,000
Fox Factory Holding Corp. (a)	4,463	66,633
Fuel Systems Solutions, Inc. (a)	1,776	8,010
Gentex Corp.	25,094	365,369
Gentherm, Inc. (a)	3,109	129,645
Kandi Technolgies, Inc. (a)(b)	3,685	25,684
Motorcar Parts of America, Inc. (a)	1,515	52,268
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	2,084	1,500
Shiloh Industries, Inc. (a)	1,802	7,821
SORL Auto Parts, Inc. (a)	1,599	2,542
Spartan Motors, Inc.	3,650	13,104
Strattec Security Corp.	322	16,564
Sypris Solutions, Inc. (a)	2,216	1,884
The Goodyear Tire & Rubber Co.	23,215	699,236
		1,697,474
Automobiles - 0.4%
Tesla Motors, Inc. (a)(b)	11,594	2,225,236
Distributors - 0.2%
Core-Mark Holding Co., Inc.	2,118	155,948
Fenix Parts, Inc.	2,414	12,022
LKQ Corp. (a)	26,504	731,510
Pool Corp.	3,718	298,444
VOXX International Corp. (a)	2,113	8,431
Weyco Group, Inc.	1,360	37,019
		1,243,374
Diversified Consumer Services - 0.1%
2U, Inc. (a)(b)	3,827	85,533
American Public Education, Inc. (a)	1,774	27,373
Apollo Education Group, Inc. Class A (non-vtg.) (a)	9,212	75,446
Ascent Capital Group, Inc. (a)	1,127	15,665
Cambium Learning Group, Inc. (a)	5,304	23,550
Capella Education Co.	1,226	56,690
Career Education Corp. (a)	7,522	18,955
Collectors Universe, Inc.	1,139	18,167
Grand Canyon Education, Inc. (a)	4,001	155,959
Houghton Mifflin Harcourt Co. (a)	12,147	228,485
Liberty Tax, Inc.	1,507	25,589
Lincoln Educational Services Corp. (a)	2,390	6,357
National American University Holdings, Inc.	1,675	2,613
Strayer Education, Inc. (a)	1,029	46,439
Tarena International, Inc. ADR (a)	1,965	19,886
		806,707
Hotels, Restaurants & Leisure - 2.9%
Amaya, Inc. (a)	11,706	169,317
BJ's Restaurants, Inc. (a)	2,154	94,948
Bloomin' Brands, Inc.	10,750	185,868
Bob Evans Farms, Inc.	1,955	83,889
Bojangles', Inc. (a)	2,930	42,368
Bravo Brio Restaurant Group, Inc. (a)	1,127	8,802
Buffalo Wild Wings, Inc. (a)(b)	1,641	260,345
Caesars Acquisition Co. (a)	12,841	77,816
Caesars Entertainment Corp. (a)(b)	13,347	120,657
Carrols Restaurant Group, Inc. (a)	3,762	49,922
Century Casinos, Inc. (a)	2,381	16,024
China Lodging Group Ltd. ADR	2,658	74,424
Churchill Downs, Inc.	1,477	200,311
Chuy's Holdings, Inc. (a)(b)	1,403	44,952
Cosi, Inc. (a)(b)	2,428	1,539
Cracker Barrel Old Country Store, Inc. (b)	2,012	297,877
Dave & Buster's Entertainment, Inc. (a)	3,556	131,252
Del Frisco's Restaurant Group, Inc. (a)	1,814	28,008
Del Taco Restaurants, Inc. (a)	3,110	33,681
Denny's Corp. (a)	7,692	79,458
Diversified Restaurant Holdings, Inc. (a)	4,093	7,449
Dunkin' Brands Group, Inc.	8,247	384,145
El Pollo Loco Holdings, Inc. (a)(b)	3,070	39,634
Eldorado Resorts, Inc. (a)	4,523	45,275
Empire Resorts, Inc. (a)	911	11,278
Fiesta Restaurant Group, Inc. (a)	2,421	80,184
Fogo de Chao, Inc. (b)	2,863	45,808
Golden Entertainment, Inc. (a)	3,487	36,090
Habit Restaurants, Inc. Class A (a)(b)	1,368	28,427
Homeinns Hotel Group ADR (a)(b)	2,994	104,341
Iao Kun Group Holding Co. Ltd.	5,100	6,069
Icahn Enterprises LP	11,718	697,221
Ignite Restaurant Group, Inc. (a)	1,759	5,717
International Speedway Corp. Class A	2,428	83,742
Interval Leisure Group, Inc.	5,129	66,421
Isle of Capri Casinos, Inc. (a)	3,612	40,996
Jack in the Box, Inc.	3,299	226,806
Jamba, Inc. (a)(b)	1,191	15,805
Kona Grill, Inc. (a)	923	13,679
Lindblad Expeditions Holdings (a)	5,095	49,218
Marriott International, Inc. Class A	22,666	1,544,688
Melco Crown Entertainment Ltd. sponsored ADR	15,497	244,698
Monarch Casino & Resort, Inc. (a)	1,836	36,940
Morgans Hotel Group Co. (a)	3,231	4,782
Nathan's Famous, Inc. (a)	503	25,407
Noodles & Co. (a)(b)	2,658	34,102
Norwegian Cruise Line Holdings Ltd. (a)	20,454	1,004,905
Panera Bread Co. Class A (a)	2,139	443,201
Papa John's International, Inc.	3,480	202,362
Papa Murphy's Holdings, Inc. (a)(b)	1,875	20,306
Peak Resorts, Inc. (b)	1,992	7,311
Penn National Gaming, Inc. (a)	7,316	101,253
Pinnacle Entertainment, Inc. (a)	4,966	143,567
Popeyes Louisiana Kitchen, Inc. (a)	1,972	107,454
Potbelly Corp. (a)(b)	2,390	29,995
RCI Hospitality Holdings, Inc.	1,230	10,861
Red Robin Gourmet Burgers, Inc. (a)	1,263	82,221
Ruth's Hospitality Group, Inc.	3,276	57,559
Scientific Games Corp. Class A (a)(b)	7,859	66,880
Sonic Corp.	4,529	133,017
Starbucks Corp.	130,722	7,609,328
Texas Roadhouse, Inc. Class A	5,995	250,051
The Cheesecake Factory, Inc.	4,059	202,544
The ONE Group Hospitality, Inc. (a)	2,370	5,949
Town Sports International Holdings, Inc. (a)	2,619	2,933
Tuniu Corp. Class A sponsored ADR (a)	2,390	25,238
Wendy's Co.	23,213	217,506
Wingstop, Inc. (b)	2,380	56,692
Wynn Resorts Ltd. (b)	8,978	740,505
		17,402,018
Household Durables - 0.2%
Bassett Furniture Industries, Inc.	1,009	31,259
Cavco Industries, Inc. (a)	795	64,506
Dixie Group, Inc. (a)	1,157	5,195
Flexsteel Industries, Inc.	723	29,520
Garmin Ltd.	16,909	684,984
GoPro, Inc. Class A (a)(b)	9,199	109,284
Green Brick Partners, Inc. (a)(b)	4,660	28,473
Helen of Troy Ltd. (a)	2,455	234,109
Hooker Furniture Corp.	1,108	35,367
iRobot Corp. (a)	2,385	74,746
LGI Homes, Inc. (a)(b)	1,843	43,753
Lifetime Brands, Inc.	1,224	14,639
Live Ventures, Inc. (a)(b)	1,503	2,330
Nova LifeStyle, Inc. (a)	2,089	2,695
Skullcandy, Inc. (a)	1,908	6,754
SodaStream International Ltd. (a)(b)	1,838	27,441
Universal Electronics, Inc. (a)	1,186	63,024
Zagg, Inc. (a)	3,236	33,719
		1,491,798
Internet & Catalog Retail - 6.6%
1-800-FLOWERS.com, Inc. Class A (a)	3,823	29,858
Amazon.com, Inc. (a)	41,413	22,881,511
Blue Nile, Inc.	925	24,106
CafePress, Inc. (a)	5,513	20,288
Cnova NV (a)	40,404	88,889
Ctrip.com International Ltd. sponsored ADR (a)(b)	30,396	1,243,804
Duluth Holdings, Inc.	2,998	49,617
eLong, Inc. sponsored ADR (a)	932	16,515
Etsy, Inc.	10,085	80,075
EVINE Live, Inc. (a)	7,640	3,890
Expedia, Inc.	12,163	1,266,290
FTD Companies, Inc. (a)(b)	2,506	58,265
Gaiam, Inc. Class A (a)	3,415	19,363
Groupon, Inc. Class A (a)(b)	53,142	254,019
HSN, Inc.	4,684	248,674
JD.com, Inc. sponsored ADR (a)(b)	77,342	1,988,463
Lands' End, Inc. (a)(b)	2,857	68,739
Liberty Interactive Corp.:
(Venture Group) Series A (a)	12,383	454,332
QVC Group Series A (a)	41,562	1,054,844
Liberty TripAdvisor Holdings, Inc. (a)	6,686	136,328
MakeMyTrip Ltd. (a)(b)	4,124	69,696
Netflix, Inc. (a)	37,800	3,530,898
NutriSystem, Inc.	2,646	53,846
Overstock.com, Inc. (a)	2,187	31,930
PetMed Express, Inc. (b)	1,872	30,888
Priceline Group, Inc. (a)	4,392	5,556,802
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	5,608	208,001
Shutterfly, Inc. (a)	2,847	126,521
TripAdvisor, Inc. (a)	11,492	719,399
U.S. Auto Parts Network, Inc. (a)	2,755	7,576
		40,323,427
Leisure Products - 0.3%
Arctic Cat, Inc.	1,363	23,825
Black Diamond, Inc. (a)	4,323	18,589
Escalade, Inc.	1,876	23,638
Hasbro, Inc.	10,901	827,059
JAKKS Pacific, Inc. (a)(b)	2,020	14,625
Johnson Outdoors, Inc. Class A	840	18,421
Malibu Boats, Inc. Class A (a)	1,156	17,860
Mattel, Inc.	29,845	970,559
MCBC Holdings, Inc. (a)	1,923	25,537
Smith & Wesson Holding Corp. (a)	4,944	125,380
Summer Infant, Inc. (a)	2,118	4,109
		2,069,602
Media - 5.1%
AirMedia Group, Inc. ADR (a)	4,729	25,868
AMC Networks, Inc. Class A (a)	5,289	346,641
Bona Film Group Ltd. sponsored ADR (a)(b)	3,034	41,111
Carmike Cinemas, Inc. (a)	2,245	49,255
Central European Media Enterprises Ltd. Class A (a)(b)	13,643	33,562
Charter Communications, Inc. Class A (a)(b)	9,897	1,777,105
Cinedigm Corp. (a)(b)	8,033	2,093
Comcast Corp. Class A	215,253	12,426,556
Crown Media Holdings, Inc. Class A (a)	34,636	152,052
CTC Media, Inc.	13,634	25,359
Cumulus Media, Inc. Class A (a)(b)	21,150	5,288
Daily Journal Corp. (a)	237	46,170
Discovery Communications, Inc.:
Class A (a)(b)	13,264	331,600
Class B (a)	451	11,388
Class C (non-vtg.) (a)	24,488	603,629
DISH Network Corp. Class A (a)	19,627	925,021
DreamWorks Animation SKG, Inc. Class A (a)	7,154	183,572
Emmis Communications Corp. Class A (a)	5,919	3,137
Global Eagle Entertainment, Inc. (a)(b)	6,983	62,777
Hemisphere Media Group, Inc. (a)(b)	2,311	31,984
Liberty Broadband Corp.:
Class A (a)	2,287	115,013
Class C (a)	6,547	329,772
Liberty Global PLC:
Class A (a)	22,255	819,874
Class B (a)	817	27,933
Class C (a)	52,354	1,882,650
LiLAC Class A (a)	1,045	35,478
LiLAC Class C (a)	2,737	100,421
Liberty Media Corp.:
Class A (a)	9,437	336,146
Class C (a)	19,793	690,776
Loral Space & Communications Ltd. (a)	1,799	57,676
MDC Partners, Inc. Class A (sub. vtg.)	4,286	91,378
National CineMedia, Inc.	5,525	82,599
News Corp.:
Class A	33,984	367,707
Class B	17,027	194,278
Nexstar Broadcasting Group, Inc. Class A	2,691	120,234
Radio One, Inc. Class D (non-vtg.) (a)	5,049	6,816
ReachLocal, Inc. (a)(b)	2,324	4,439
Reading International, Inc. Class A (a)	2,187	22,001
RRSat Global Communications Network Ltd.	2,046	26,680
Salem Communications Corp. Class A	3,261	15,685
Scholastic Corp.	2,994	104,880
Sinclair Broadcast Group, Inc. Class A	5,985	184,757
Sirius XM Holdings, Inc. (a)(b)	458,221	1,704,582
Sizmek, Inc. (a)	8,122	26,478
Starz Series A (a)(b)	8,983	226,282
Twenty-First Century Fox, Inc.:
Class A	102,427	2,767,578
Class B	70,449	1,913,395
Viacom, Inc.:
Class A	4,436	183,917
Class B (non-vtg.)	30,440	1,121,714
Videocon d2h Ltd. sponsored ADR (a)	2,926	17,849
VisionChina Media, Inc. ADR (a)	346	3,256
WPP PLC ADR	1,611	169,542
		30,835,954
Multiline Retail - 0.3%
Dollar Tree, Inc. (a)	20,585	1,651,946
Fred's, Inc. Class A	3,515	50,229
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	5,375	108,575
Sears Canada, Inc. (a)(b)	10,528	27,156
Sears Holdings Corp. (a)(b)	9,502	166,000
The Bon-Ton Stores, Inc. (b)	1,157	2,198
Tuesday Morning Corp. (a)(b)	3,712	24,982
		2,031,086
Specialty Retail - 1.7%
America's Car Mart, Inc. (a)	864	21,721
Ascena Retail Group, Inc. (a)	17,125	144,706
bebe stores, Inc. (b)	7,932	3,650
Bed Bath & Beyond, Inc. (a)	14,668	703,331
Big 5 Sporting Goods Corp.	2,352	32,222
Citi Trends, Inc.	1,394	25,775
Conn's, Inc. (a)(b)	3,349	56,833
DavidsTea, Inc. (b)	2,466	25,770
Destination Maternity Corp.	1,065	8,605
Destination XL Group, Inc. (a)	5,109	22,735
Finish Line, Inc. Class A	4,251	77,453
Five Below, Inc. (a)	4,769	182,891
Francesca's Holdings Corp. (a)	3,882	70,187
Hibbett Sports, Inc. (a)(b)	2,253	79,982
Kirkland's, Inc.	1,634	23,350
Mattress Firm Holding Corp. (a)(b)	3,043	137,026
Michaels Companies, Inc. (a)	18,371	428,044
Monro Muffler Brake, Inc. (b)	2,880	196,906
O'Reilly Automotive, Inc. (a)	8,645	2,250,466
Office Depot, Inc. (a)	47,480	241,198
Outerwall, Inc. (b)	1,575	49,124
Pacific Sunwear of California, Inc. (a)(b)	6,324	1,221
Perfumania Holdings, Inc. (a)	510	1,311
Rent-A-Center, Inc.	4,675	59,700
Ross Stores, Inc.	36,017	1,980,215
Sears Hometown & Outlet Stores, Inc. (a)	2,051	13,885
Select Comfort Corp. (a)	4,841	86,654
Shoe Carnival, Inc.	1,604	37,806
Sportsman's Warehouse Holdings, Inc. (a)	3,883	50,363
Staples, Inc.	56,277	531,818
Stein Mart, Inc.	4,012	29,729
The Children's Place Retail Stores, Inc.	1,795	122,311
Tile Shop Holdings, Inc. (a)	4,594	57,976
Tractor Supply Co.	11,873	1,004,100
Trans World Entertainment Corp. (a)	5,649	20,054
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,630	930,020
Urban Outfitters, Inc. (a)	10,547	279,390
West Marine, Inc. (a)	2,024	16,556
Winmark Corp.	411	39,826
Zumiez, Inc. (a)(b)	2,658	54,914
		10,099,824
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc. (a)	918	15,624
Columbia Sportswear Co.	6,200	369,024
Crocs, Inc. (a)	6,367	62,333
Fossil Group, Inc. (a)(b)	4,187	196,412
G-III Apparel Group Ltd. (a)	3,995	210,736
Iconix Brand Group, Inc. (a)(b)	4,258	37,045
Joe's Jeans, Inc. (a)	192	864
Kingold Jewelry, Inc. (a)	4,489	4,579
lululemon athletica, Inc. (a)(b)	11,576	726,162
Perry Ellis International, Inc. (a)	1,667	30,789
Rocky Brands, Inc.	982	11,303
Sequential Brands Group, Inc. (a)	6,100	42,517
Steven Madden Ltd. (a)	6,392	224,998
Vera Bradley, Inc. (a)	3,614	60,101
		1,992,487

TOTAL CONSUMER DISCRETIONARY		112,218,987

CONSUMER STAPLES - 6.0%
Beverages - 0.4%
Coca-Cola Bottling Co. Consolidated	677	118,285
Craft Brew Alliance, Inc. (a)	1,605	13,273
MGP Ingredients, Inc.	1,609	37,635
Monster Beverage Corp.	17,912	2,247,956
National Beverage Corp. (a)	4,158	158,087
Primo Water Corp. (a)	3,045	28,349
		2,603,585
Food & Staples Retailing - 2.6%
Andersons, Inc.	2,348	63,044
Casey's General Stores, Inc.	3,421	361,155
Chefs' Warehouse Holdings (a)(b)	2,360	44,533
Costco Wholesale Corp.	38,446	5,768,053
Fairway Group Holdings Corp. (a)(b)	2,254	678
Fresh Market, Inc. (a)(b)	4,257	98,209
Ingles Markets, Inc. Class A	1,377	46,446
PriceSmart, Inc.	2,754	212,774
SpartanNash Co.	3,434	94,263
Sprouts Farmers Market LLC (a)(b)	13,639	388,439
United Natural Foods, Inc. (a)	4,291	132,420
Village Super Market, Inc. Class A	1,168	30,964
Walgreens Boots Alliance, Inc.	92,381	7,292,556
Whole Foods Market, Inc.	29,904	936,294
		15,469,828
Food Products - 3.0%
Alico, Inc.	921	22,049
Blue Buffalo Pet Products, Inc. (a)(b)	17,109	313,095
Bridgford Foods Corp. (a)	1,980	17,365
Cal-Maine Foods, Inc. (b)	3,830	204,445
Calavo Growers, Inc.	1,672	89,552
Diamond Foods, Inc. (a)	2,630	99,546
Farmer Brothers Co. (a)	1,700	44,812
Freshpet, Inc. (a)(b)	2,830	18,820
Inventure Foods, Inc. (a)	1,710	10,465
J&J Snack Foods Corp.	1,587	175,824
John B. Sanfilippo & Son, Inc.	818	56,933
Keurig Green Mountain, Inc. (b)	13,552	1,245,971
Lancaster Colony Corp.	2,424	246,690
Landec Corp. (a)	2,420	24,418
Lifeway Foods, Inc. (a)	1,774	20,028
Limoneira Co. (b)	1,125	15,705
Mondelez International, Inc.	140,149	5,680,239
Origin Agritech Ltd. (a)(b)	2,254	2,660
Pilgrim's Pride Corp. (b)	22,281	544,770
Pingtan Marine Enterprise Ltd.	10,408	14,988
Rocky Mountain Chocolate Factory, Inc.	1,098	11,320
Sanderson Farms, Inc. (b)	1,912	174,489
Seneca Foods Corp. Class A (a)	1,089	36,220
SkyPeople Fruit Juice, Inc. (a)	2,044	879
Snyders-Lance, Inc.	6,236	203,980
SunOpta, Inc. (a)	8,456	51,666
The Hain Celestial Group, Inc. (a)	9,418	348,183
The Kraft Heinz Co.	106,884	8,232,206
		17,907,318
Household Products - 0.0%
Central Garden & Pet Co. (a)(b)	1,587	22,107
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,000	40,590
WD-40 Co.	1,204	130,032
		192,729
Personal Products - 0.0%
Elizabeth Arden, Inc. (a)(b)	2,588	16,046
Inter Parfums, Inc.	3,534	89,446
LifeVantage Corp. (a)(b)	1,294	12,927
Mannatech, Inc. (a)	248	4,496
Natural Health Trends Corp. (b)	1,100	34,287
Neptune Technologies & Bioressources, Inc. (a)(b)	12,556	13,920
Nutraceutical International Corp. (a)	1,666	40,884
The Female Health Co. (a)	2,020	3,899
		215,905

TOTAL CONSUMER STAPLES		36,389,365

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
Archrock Partners LP	5,510	37,688
Dawson Geophysical Co. (a)	2,540	8,661
DryShips, Inc. (b)	64,717	7,397
Forbes Energy Services Ltd. (a)(b)	3,508	1,032
Geospace Technologies Corp. (a)	1,096	12,242
Glori Energy, Inc. (a)	2,013	242
Matrix Service Co. (a)	2,352	43,253
Mitcham Industries, Inc. (a)(b)	754	2,481
Ocean Rig UDW, Inc. (United States) (b)	17,423	13,938
Patterson-UTI Energy, Inc.	12,672	196,923
PHI, Inc. (non-vtg.) (a)	1,326	24,186
Profire Energy, Inc. (a)	6,650	5,230
RigNet, Inc. (a)	1,438	18,982
Steel Excel, Inc. (a)	1,153	16,465
Synthesis Energy Systems, Inc. (a)(b)	16,086	14,880
Tesco Corp.	8,199	59,361
		462,961
Oil, Gas & Consumable Fuels - 0.3%
Aemetis, Inc. (a)	3,445	6,304
Alliance Holdings GP, LP	5,378	74,593
Alliance Resource Partners LP	6,536	68,628
Approach Resources, Inc. (a)	3,707	2,795
Blueknight Energy Partners LP	3,683	18,231
BreitBurn Energy Partners LP	21,754	12,617
Calumet Specialty Products Partners LP	7,229	70,194
Capital Product Partners LP	8,502	28,482
Carrizo Oil & Gas, Inc. (a)	4,892	105,178
Clean Energy Fuels Corp. (a)(b)	7,516	21,646
Diamondback Energy, Inc.	6,224	443,460
Dorchester Minerals LP	2,928	27,787
Energy XXI (Bermuda) Ltd. (b)	8,177	3,043
EV Energy Partners LP	4,017	7,472
Gevo, Inc. (a)	141	54
Golar LNG Ltd. (b)	8,134	149,096
Golar LNG Partners LP	4,258	62,167
Green Plains Partners LP	1,882	24,184
Green Plains, Inc.	3,706	50,402
Gulfport Energy Corp. (a)	9,985	239,640
Hallador Energy Co. (b)	2,420	11,689
Hongli Clean Energy Technologies Corp. (a)	1,700	646
Isramco, Inc. (a)	343	27,955
Legacy Reserves LP	5,653	3,844
LINN Energy LLC/LINN Energy Finance Corp.	31,518	13,212
Martin Midstream Partners LP	3,900	60,333
Memorial Resource Development Corp. (a)	18,594	179,804
Mid-Con Energy Partners LP	2,019	2,302
Pacific Ethanol, Inc. (a)(b)	4,593	18,096
PDC Energy, Inc. (a)	3,486	174,683
PennTex Midstream Partners LP	1,723	17,592
PrimeEnergy Corp. (a)	222	10,387
Renewable Energy Group, Inc. (a)	3,544	25,836
Rex Energy Corp. (a)(b)	5,406	3,192
Solazyme, Inc. (a)(b)	7,958	12,414
TransGlobe Energy Corp. (a)	5,889	8,487
U.S. Energy Corp. (a)	2,427	867
Uranium Resources, Inc. (a)	1,977	445
Vanguard Natural Resources LLC	12,114	22,895
Vertex Energy, Inc. (a)(b)	3,206	4,809
Viper Energy Partners LP	7,150	106,464
Warren Resources, Inc. (a)	5,820	463
Westmoreland Coal Co. (a)(b)	1,438	8,844
		2,131,232

TOTAL ENERGY		2,594,193

FINANCIALS - 7.8%
Banks - 2.8%
1st Source Corp.	2,246	68,391
Access National Corp.	1,263	23,492
American National Bankshares, Inc.	675	17,138
American River Bankshares (a)	1,123	11,567
Ameris Bancorp	2,845	76,787
Ames National Corp.	2,060	48,225
Arrow Financial Corp.	1,181	30,907
Atlantic Capital Bancshares, Inc. (a)	2,117	27,542
Avenue Financial Holdings, Inc.	1,478	26,944
BancFirst Corp.	1,526	86,219
Bancorp, Inc., Delaware (a)	4,854	23,154
Bank of Marin Bancorp	453	22,360
Bank of the Ozarks, Inc.	8,015	303,288
Bankwell Financial Group, Inc.	1,124	22,008
Banner Corp.	3,082	122,386
Baylake Corp.	1,093	15,816
BBCN Bancorp, Inc.	6,593	94,346
BCB Bancorp, Inc.	1,502	14,765
Blue Hills Bancorp, Inc.	2,737	37,771
BNC Bancorp	3,755	76,151
BOK Financial Corp. (b)	6,027	294,539
Boston Private Financial Holdings, Inc.	7,694	81,249
Bridge Bancorp, Inc.	1,465	41,621
Brookline Bancorp, Inc., Delaware	6,436	67,642
Bryn Mawr Bank Corp.	1,895	47,621
California First National Bancorp	1,774	23,151
Camden National Corp.	966	37,490
Capital Bank Financial Corp. Series A	2,400	70,680
Capital City Bank Group, Inc.	1,978	28,483
Cardinal Financial Corp.	2,862	55,122
Cascade Bancorp (a)	7,471	40,045
Cathay General Bancorp	7,014	187,204
Centerstate Banks of Florida, Inc.	3,615	50,610
Central Valley Community Bancorp	1,981	23,911
Century Bancorp, Inc. Class A (non-vtg.)	354	13,965
Chemical Financial Corp.	3,543	119,860
Citizens & Northern Corp.	907	18,049
City Holding Co.	1,542	67,956
CNB Financial Corp., Pennsylvania	1,536	27,233
CoBiz, Inc.	4,299	46,644
Colony Bankcorp, Inc. (a)	1,811	15,430
Columbia Banking Systems, Inc.	5,159	148,734
Commerce Bancshares, Inc.	9,285	394,427
Community Trust Bancorp, Inc.	1,821	61,404
CommunityOne Bancorp (a)	2,158	27,709
ConnectOne Bancorp, Inc.	3,097	47,756
CU Bancorp (a)	1,871	40,937
CVB Financial Corp.	9,514	147,752
Eagle Bancorp, Inc. (a)	2,924	134,036
East West Bancorp, Inc.	12,454	373,246
Eastern Virginia Bankshares, Inc.	3,015	20,502
Enterprise Bancorp, Inc.	1,219	27,708
Enterprise Financial Services Corp.	1,904	52,798
Farmers Capital Bank Corp.	779	20,028
Farmers National Banc Corp.	2,525	21,463
Fidelity Southern Corp.	1,874	28,091
Fifth Third Bancorp	71,654	1,093,440
Financial Institutions, Inc.	1,447	38,374
First Bancorp, North Carolina	1,617	29,898
First Busey Corp.	2,998	56,812
First Business Finance Services, Inc.	912	19,252
First Citizen Bancshares, Inc.	963	225,467
First Community Bancshares, Inc.	1,513	27,385
First Connecticut Bancorp, Inc.	1,466	23,588
First Financial Bancorp, Ohio	5,240	87,875
First Financial Bankshares, Inc. (b)	5,796	153,072
First Financial Corp., Indiana	1,224	40,331
First Foundation, Inc. (a)	1,398	30,365
First Internet Bancorp	515	13,452
First Interstate Bancsystem, Inc.	2,147	57,540
First Merchants Corp.	3,256	72,251
First Midwest Bancorp, Inc., Delaware	6,978	116,533
First NBC Bank Holding Co. (a)	1,715	40,440
First Niagara Financial Group, Inc.	34,143	315,481
First Northwest Bancorp	1,892	23,801
First of Long Island Corp.	2,017	56,153
First South Bancorp, Inc., Virginia	2,510	20,607
FirstMerit Corp.	14,531	285,244
Flushing Financial Corp.	2,924	60,381
Fulton Financial Corp.	14,616	184,308
German American Bancorp, Inc.	1,395	44,542
Glacier Bancorp, Inc.	6,819	162,429
Great Southern Bancorp, Inc.	1,168	43,882
Green Bancorp, Inc. (a)	3,089	22,086
Grupo Financiero Galicia SA sponsored ADR	4,021	117,735
Guaranty Bancorp	2,422	36,064
Hampton Roads Bankshares, Inc. (a)	18,003	30,245
Hancock Holding Co.	6,790	156,645
Hanmi Financial Corp.	3,003	62,552
Heartland Financial U.S.A., Inc.	2,021	59,417
Heritage Commerce Corp.	3,079	28,727
Heritage Financial Corp., Washington	3,042	53,052
Heritage Oaks Bancorp	3,478	25,250
Home Bancshares, Inc.	6,160	243,443
HomeTrust Bancshares, Inc. (a)	1,777	31,293
Horizon Bancorp Industries	1,129	27,322
Huntington Bancshares, Inc.	70,919	620,541
IBERIABANK Corp.	3,665	174,747
Independent Bank Corp.	2,042	30,079
Independent Bank Corp., Massachusetts	2,488	107,482
Independent Bank Group, Inc.	1,718	47,245
International Bancshares Corp.	5,638	127,137
Investar Holding Corp.	1,707	24,530
Investors Bancorp, Inc.	29,708	336,295
Lakeland Bancorp, Inc.	3,459	34,590
Lakeland Financial Corp.	1,486	63,467
LCNB Corp.	1,058	16,928
LegacyTexas Financial Group, Inc.	4,352	77,248
Live Oak Bancshares, Inc.	2,664	35,271
Macatawa Bank Corp.	4,602	28,072
MainSource Financial Group, Inc.	1,948	40,324
MB Financial, Inc.	6,517	198,899
Mercantile Bank Corp.	1,517	34,239
Merchants Bancshares, Inc.	534	15,433
Middleburg Financial Corp.	770	16,101
MidWestOne Financial Group, Inc.	1,232	32,106
MutualFirst Financial, Inc.	783	19,184
National Bankshares, Inc. (b)	756	25,145
National Commerce Corp. (b)	1,318	29,036
National Penn Bancshares, Inc.	12,028	133,872
NBT Bancorp, Inc.	3,816	98,453
NewBridge Bancorp	3,095	33,828
Northrim Bancorp, Inc.	861	20,819
Old Line Bancshares, Inc.	1,314	23,415
Old National Bancorp, Indiana	9,874	110,194
Old Second Bancorp, Inc. (a)	4,662	31,189
Opus Bank	2,748	88,650
Orrstown Financial Services, Inc.	1,183	20,809
Pacific Continental Corp.	1,990	30,726
Pacific Mercantile Bancorp (a)	3,682	25,516
Pacific Premier Bancorp, Inc. (a)	1,999	41,079
PacWest Bancorp	10,442	336,024
Park Sterling Corp.	5,757	35,866
Peapack-Gladstone Financial Corp.	1,441	23,892
Penns Woods Bancorp, Inc.	431	16,684
People's Utah Bancorp	1,864	28,333
Peoples Bancorp, Inc.	1,808	32,255
Peoples Financial Services Corp.	749	27,129
Peoples United Financial, Inc.	26,785	391,329
Pinnacle Financial Partners, Inc.	3,728	172,867
Popular, Inc.	9,010	238,765
Preferred Bank, Los Angeles	1,169	33,375
Premier Financial Bancorp, Inc.	1,371	21,251
PrivateBancorp, Inc.	6,882	236,466
QCR Holdings, Inc.	1,263	28,316
Renasant Corp.	3,311	103,369
Republic Bancorp, Inc., Kentucky Class A	1,949	49,914
Republic First Bancorp, Inc. (a)(b)	5,922	23,866
Royal Bancshares of Pennsylvania, Inc. Class A (a)	10,153	20,306
S&T Bancorp, Inc.	3,203	80,780
Sandy Spring Bancorp, Inc.	2,285	59,364
Seacoast Banking Corp., Florida (a)	3,570	52,907
ServisFirst Bancshares, Inc.	2,137	78,107
Shore Bancshares, Inc.	2,106	23,735
Sierra Bancorp	1,305	24,495
Signature Bank (a)	4,655	603,055
Simmons First National Corp. Class A	2,703	111,337
South State Corp.	2,150	134,268
Southern National Bancorp of Virginia, Inc.	1,940	24,483
Southside Bancshares, Inc.	2,608	61,079
Southwest Bancorp, Inc., Oklahoma	2,187	33,133
State Bank Financial Corp.	3,260	61,027
Stock Yards Bancorp, Inc.	1,406	52,514
Stonegate Bank	1,034	29,686
Summit Financial Group, Inc.	1,792	23,636
Sun Bancorp, Inc. (a)	2,054	42,682
SVB Financial Group (a)	4,528	402,313
Talmer Bancorp, Inc. Class A	5,684	95,491
Texas Capital Bancshares, Inc. (a)	4,440	143,545
The First Bancorp, Inc.	1,400	26,404
TowneBank	4,289	74,757
Trico Bancshares	2,361	58,553
TriState Capital Holdings, Inc. (a)	2,647	31,790
Triumph Bancorp, Inc. (a)	1,911	26,123
Trustmark Corp.	5,846	127,910
UMB Financial Corp.	4,483	220,160
Umpqua Holdings Corp.	19,289	290,107
Union Bankshares Corp.	4,159	94,659
United Bankshares, Inc., West Virginia (b)	6,125	214,620
United Community Bank, Inc.	7,239	125,307
United Security Bancshares, Inc. (b)	1,054	8,738
United Security Bancshares, California	2,615	12,604
Univest Corp. of Pennsylvania	1,926	36,767
Veritex Holdings, Inc. (a)	1,331	17,290
Washington Trust Bancorp, Inc.	1,410	52,311
WesBanco, Inc.	3,578	101,150
West Bancorp., Inc.	1,530	26,867
Westamerica Bancorp. (b)	2,393	107,661
Westbury Bancorp, Inc. (a)	737	14,106
Wilshire Bancorp, Inc.	6,936	68,250
Wintrust Financial Corp.	4,159	176,758
Zions Bancorporation	17,616	375,573
		17,309,845
Capital Markets - 1.1%
American Capital Senior Floating Ltd.	473	3,817
BGC Partners, Inc. Class A	18,656	161,188
Calamos Asset Management, Inc. Class A	2,119	17,948
Capital Southwest Corp.	1,332	18,648
Capitala Finance Corp.	1,540	16,909
Carlyle Group LP	7,044	108,689
CM Finance, Inc.	2,126	15,158
Cowen Group, Inc. Class A (a)(b)	10,200	34,578
Diamond Hill Investment Group, Inc.	290	49,010
E*TRADE Financial Corp. (a)	25,557	599,567
FBR & Co.	936	16,333
Financial Engines, Inc. (b)	4,337	105,823
Harris & Harris Group, Inc. (a)	2,584	4,832
Hennessy Advisors, Inc.	676	17,177
Horizon Technology Finance Corp.	816	8,764
Interactive Brokers Group, Inc.	5,689	194,393
INTL FCStone, Inc. (a)	1,714	43,758
LPL Financial (b)	8,344	168,799
Newtek Business Services Corp.	1,575	16,538
Northern Trust Corp.	20,319	1,206,542
Quinpario Acquistion Corp. 2 (a)	4,263	41,351
SEI Investments Co.	14,557	555,641
Silvercrest Asset Management Group Class A	1,683	18,378
T. Rowe Price Group, Inc.	22,389	1,547,304
TD Ameritrade Holding Corp.	47,628	1,361,208
Virtu Financial, Inc. Class A	3,513	78,375
Virtus Investment Partners, Inc.	796	73,081
WisdomTree Investments, Inc.	11,868	140,636
		6,624,445
Consumer Finance - 0.2%
Asta Funding, Inc. (a)	3,701	26,721
Atlanticus Holdings Corp. (a)	6,549	19,582
Consumer Portfolio Services, Inc. (a)	2,278	10,000
Credit Acceptance Corp. (a)(b)	1,806	355,908
Encore Capital Group, Inc. (a)(b)	2,080	48,360
EZCORP, Inc. (non-vtg.) Class A (a)	4,187	12,142
First Cash Financial Services, Inc.	2,489	104,961
Navient Corp.	31,633	342,585
Nicholas Financial, Inc. (a)	1,204	12,690
PRA Group, Inc. (a)(b)	4,235	103,334
SLM Corp. (a)	37,446	218,685
World Acceptance Corp. (a)(b)	728	26,739
		1,281,707
Diversified Financial Services - 1.5%
A-Mark Precious Metals, Inc.	418	9,083
AR Capital Acquisition Corp. (a)	3,929	38,347
Broadcom Ltd.	25,367	3,398,417
CBOE Holdings, Inc.	7,430	464,375
CME Group, Inc.	29,741	2,719,517
MarketAxess Holdings, Inc.	3,270	387,364
Markit Ltd. (a)	18,530	515,505
Marlin Business Services Corp.	1,614	22,289
Morningstar, Inc.	3,902	309,780
NewStar Financial, Inc. (a)	4,630	31,762
PICO Holdings, Inc. (a)	2,051	17,536
Resource America, Inc. Class A	4,138	18,580
The NASDAQ OMX Group, Inc.	14,799	936,629
TheStreet.com, Inc.	6,064	5,458
Tiptree Financial, Inc.	3,839	23,533
Value Line, Inc.	1,020	15,341
WL Ross Holding Corp. (a)(b)	5,831	58,310
		8,971,826
Insurance - 1.0%
AMBAC Financial Group, Inc. (a)	3,887	59,354
American National Insurance Co.	2,293	233,129
Amerisafe, Inc.	1,570	80,855
AmTrust Financial Services, Inc.	16,493	403,254
Arch Capital Group Ltd. (a)	10,825	735,451
Argo Group International Holdings, Ltd.	2,324	129,517
Atlas Financial Holdings, Inc. (a)	1,176	21,133
Baldwin & Lyons, Inc. Class B	1,873	45,608
Cincinnati Financial Corp.	14,634	923,991
CNinsure, Inc. ADR (a)	3,174	22,900
Donegal Group, Inc. Class A	3,521	51,618
eHealth, Inc. (a)	1,848	18,646
EMC Insurance Group	2,146	51,676
Enstar Group Ltd. (a)	1,374	217,161
Erie Indemnity Co. Class A	4,090	384,501
Federated National Holding Co.	1,193	28,513
Global Indemnity PLC (a)	1,224	34,345
Greenlight Capital Re, Ltd. (a)	2,538	54,313
Hallmark Financial Services, Inc. (a)	1,804	18,004
Infinity Property & Casualty Corp.	1,089	81,414
Investors Title Co.	188	16,236
James River Group Holdings Ltd.	2,794	81,669
Maiden Holdings Ltd.	6,345	75,950
National General Holdings Corp.	9,284	185,030
National Interstate Corp.	2,184	48,616
National Western Life Group, Inc.	325	69,748
Navigators Group, Inc. (a)	1,278	103,492
Safety Insurance Group, Inc.	1,402	77,545
Selective Insurance Group, Inc.	4,868	163,467
State Auto Financial Corp.	3,925	84,466
State National Companies, Inc.	4,231	47,683
United Fire Group, Inc.	2,487	100,276
United Insurance Holdings Corp.	1,690	32,972
Willis Group Holdings PLC	12,022	1,362,333
WMI Holdings Corp. (a)	17,687	43,156
		6,088,022
Real Estate Investment Trusts - 0.7%
American Capital Agency Corp.	30,208	545,859
American Capital Mortgage Investment Corp.	3,960	54,727
CareTrust (REIT), Inc.	4,700	53,533
CIM Commercial Trust Corp.	9,216	150,774
Communications Sales & Leasing, Inc.	13,387	252,345
CyrusOne, Inc.	6,969	276,251
Equinix, Inc.	6,150	1,867,694
Gaming & Leisure Properties	9,860	258,233
Gladstone Commercial Corp.	1,808	26,903
Gladstone Land Corp.	504	4,284
Lamar Advertising Co. Class A	7,145	408,194
New York Mortgage Trust, Inc.	9,820	41,048
Potlatch Corp.	3,899	103,090
Retail Opportunity Investments Corp.	9,001	165,438
Sabra Health Care REIT, Inc.	5,680	113,117
SoTHERLY Hotels, Inc.	2,615	14,226
United Development Funding IV (b)	2,952	9,446
Wheeler REIT, Inc.	6,681	7,950
		4,353,112
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	1,647	44,074
AV Homes, Inc. (a)	2,201	21,966
China HGS Real Estate, Inc. (a)(b)	4,760	6,569
Colliers International Group, Inc.	3,147	108,156
Cresud S.A.C.I.F. y A. sponsored ADR (a)	4,405	52,243
Elbit Imaging Ltd. (a)	147	98
FirstService Corp.	3,253	126,826
FRP Holdings, Inc. (a)	987	33,499
Griffin Industrial Realty, Inc.	816	18,360
Landmark Infrastructure Partners LP	1,841	26,197
		437,988
Thrifts & Mortgage Finance - 0.4%
America First Tax Exempt Investors LP	4,618	22,120
Anchor BanCorp Wisconsin, Inc. (a)	944	39,421
ASB Bancorp, Inc. (a)	752	18,687
Bank Mutual Corp.	4,595	34,325
BankFinancial Corp.	2,692	32,412
Bear State Financial, Inc. (a)(b)	3,000	27,570
Beneficial Bancorp, Inc. (a)	7,046	90,118
BofI Holding, Inc. (a)(b)	5,440	100,803
BSB Bancorp, Inc. (a)	1,221	26,728
Cape Bancorp, Inc.	1,235	15,882
Capitol Federal Financial, Inc.	13,391	168,325
Charter Financial Corp.	1,230	16,863
Chicopee Bancorp, Inc.	1,359	24,122
Clifton Bancorp, Inc.	3,028	44,693
Dime Community Bancshares, Inc.	2,993	50,971
ESSA Bancorp, Inc.	1,402	18,745
First Defiance Financial Corp.	749	29,353
First Financial Northwest, Inc.	1,812	24,226
Fox Chase Bancorp, Inc.	1,538	29,483
Hingham Institution for Savings	239	28,071
HMN Financial, Inc. (a)	1,391	15,440
Home Bancorp, Inc.	963	23,931
HomeStreet, Inc. (a)	1,572	31,393
HopFed Bancorp, Inc.	1,152	13,559
Kearny Financial Corp.	8,493	101,661
Lendingtree, Inc. (a)	1,060	93,672
Meridian Bancorp, Inc.	4,566	62,965
Meta Financial Group, Inc.	765	31,663
MSB Financial Corp. (a)	1,123	14,004
NMI Holdings, Inc. (a)	5,184	26,438
Northfield Bancorp, Inc.	3,838	60,295
Northwest Bancshares, Inc.	9,644	121,418
Ocean Shore Holding Co.	796	13,572
OceanFirst Financial Corp.	1,968	33,436
Oconee Federal Financial Corp.	715	14,000
Oritani Financial Corp.	3,842	65,007
Provident Bancorp, Inc. (a)	1,866	24,034
Provident Financial Holdings, Inc.	963	16,881
Prudential Bancorp, Inc.	1,173	17,947
Pulaski Financial Corp.	1,429	21,478
SI Financial Group, Inc.	1,269	17,639
Territorial Bancorp, Inc.	931	23,955
TFS Financial Corp.	26,200	442,780
Timberland Bancorp, Inc.	1,044	12,883
Trustco Bank Corp., New York	10,004	57,723
United Community Financial Corp.	4,553	26,863
United Financial Bancorp, Inc. New	4,202	48,659
Washington Federal, Inc.	7,999	169,499
Waterstone Financial, Inc.	3,406	48,093
Westfield Financial, Inc.	1,965	16,427
WSFS Financial Corp.	2,845	86,204
		2,596,437

TOTAL FINANCIALS		47,663,382

HEALTH CARE - 14.6%
Biotechnology - 9.1%
Abeona Therapeutics, Inc. (a)(b)	3,353	7,511
ACADIA Pharmaceuticals, Inc. (a)	10,010	172,773
Acceleron Pharma, Inc. (a)	3,379	85,624
Achillion Pharmaceuticals, Inc. (a)	11,701	86,470
Acorda Therapeutics, Inc. (a)	3,847	125,835
Adamas Pharmaceuticals, Inc. (a)	1,666	21,325
Adaptimmune Therapeutics PLC sponsored ADR	1,318	9,476
ADMA Biologics, Inc. (a)	1,572	7,467
Aduro Biotech, Inc.	5,508	80,196
Advaxis, Inc. (a)(b)	2,793	15,250
Aegerion Pharmaceuticals, Inc. (a)(b)	2,624	14,799
Affimed NV (a)(b)	3,615	11,532
Agenus, Inc. (a)	7,113	19,703
Agios Pharmaceuticals, Inc. (a)(b)	3,368	129,163
Aimmune Therapeutics, Inc. (a)(b)	3,825	61,200
Akebia Therapeutics, Inc. (a)	3,731	27,236
Alder Biopharmaceuticals, Inc. (a)	3,889	73,852
Alexion Pharmaceuticals, Inc. (a)	20,011	2,817,549
Alkermes PLC (a)	13,124	423,511
Alnylam Pharmaceuticals, Inc. (a)	7,393	433,008
AMAG Pharmaceuticals, Inc. (a)	2,995	78,709
Amarin Corp. PLC ADR (a)(b)	19,375	28,288
Amgen, Inc.	66,629	9,479,974
Amicus Therapeutics, Inc. (a)(b)	10,460	64,434
Anacor Pharmaceuticals, Inc. (a)	3,848	245,425
Anthera Pharmaceuticals, Inc. (a)(b)	3,696	11,199
Applied Genetic Technologies Corp. (a)	1,750	23,223
Aquinox Pharmaceuticals, Inc. (a)(b)	1,704	15,149
Arbutus Biopharma Corp. (a)(b)	4,882	15,427
Ardelyx, Inc. (a)	3,479	33,607
Arena Pharmaceuticals, Inc. (a)	25,791	38,429
Argos Therapeutics, Inc. (a)	2,084	9,253
ARIAD Pharmaceuticals, Inc. (a)(b)	18,410	100,519
ArQule, Inc. (a)	6,539	12,359
Array BioPharma, Inc. (a)(b)	13,165	33,044
Arrowhead Research Corp. (a)(b)	6,642	25,904
Ascendis Pharma A/S sponsored ADR (a)	1,546	26,823
Atara Biotherapeutics, Inc. (a)(b)	2,501	41,116
Athersys, Inc. (a)	5,562	9,900
aTyr Pharma, Inc. (a)(b)	2,530	11,309
Avalanche Biotechnologies, Inc. (a)	1,906	9,759
Bellicum Pharmaceuticals, Inc. (a)(b)	2,608	23,524
BIND Therapeutics, Inc. (a)	4,796	7,770
BioCryst Pharmaceuticals, Inc. (a)	6,723	13,379
Biogen, Inc. (a)	19,713	5,113,946
BioMarin Pharmaceutical, Inc. (a)	14,152	1,158,624
Biospecifics Technologies Corp. (a)	793	28,152
Biota Pharmaceuticals, Inc. (a)	8,786	13,530
bluebird bio, Inc. (a)	3,153	145,732
Blueprint Medicines Corp. (b)	2,661	46,115
Calithera Biosciences, Inc. (a)	2,056	12,213
Cara Therapeutics, Inc. (a)	2,825	13,899
Catabasis Pharmaceuticals, Inc.	1,859	7,808
Catalyst Biosciences, Inc. (a)	344	691
Catalyst Pharmaceutical Partners, Inc. (a)	8,217	8,628
Celgene Corp. (a)	69,520	7,009,702
Celladon Corp. (a)(b)	1,734	1,613
Celldex Therapeutics, Inc. (a)(b)	8,998	61,186
Cellectis SA sponsored ADR	731	17,405
Cellular Biomedicine Group, Inc. (a)	1,123	19,473
Cepheid, Inc. (a)	6,521	193,543
Ceres, Inc. (a)	239	60
Cerulean Pharma, Inc. (a)	3,111	6,066
ChemoCentryx, Inc. (a)	3,061	10,071
Chiasma, Inc. (a)(b)	2,192	21,635
Chimerix, Inc. (a)	4,089	18,850
China Biologic Products, Inc. (a)	2,370	270,180
Cidara Therapeutics, Inc.	1,412	14,148
Clovis Oncology, Inc. (a)(b)	3,430	63,867
Coherus BioSciences, Inc. (a)	3,540	50,233
Conatus Pharmaceuticals, Inc. (a)(b)	1,845	3,284
Concert Pharmaceuticals, Inc. (a)	2,361	30,362
ContraFect Corp. (a)(b)	2,771	9,421
Cubist Pharmaceuticals, Inc. rights (a)	1,695	0
Curis, Inc. (a)	14,252	19,525
Cyclacel Pharmaceuticals, Inc. (a)	726	255
Cytokinetics, Inc. (a)	3,622	22,819
CytomX Therapeutics, Inc. (a)	3,016	38,906
Cytori Therapeutics, Inc. (a)	32,795	6,887
CytRx Corp. (a)(b)	6,877	18,155
DBV Technologies SA sponsored ADR (a)(b)	2,006	50,451
Dicerna Pharmaceuticals, Inc. (a)	2,520	12,499
Discovery Laboratories, Inc. (a)	828	1,656
Dyax Corp. rights 12/31/19 (a)	12,922	30,108
Dynavax Technologies Corp. (a)(b)	3,270	52,712
Eagle Pharmaceuticals, Inc. (a)(b)	1,430	90,648
Edge Therapeutics, Inc. (a)	2,309	16,532
Editas Medicine, Inc.	3,012	87,197
Eleven Biotherapeutics, Inc. (a)	1,701	502
Enanta Pharmaceuticals, Inc. (a)	1,684	47,809
Epirus Biopharmaceuticals, Inc. (a)	3,797	10,138
Epizyme, Inc. (a)	5,378	47,273
Esperion Therapeutics, Inc. (a)(b)	1,837	27,353
Exact Sciences Corp. (a)(b)	8,309	41,794
Exelixis, Inc. (a)(b)	19,660	71,562
Fate Therapeutics, Inc. (a)	2,187	3,849
Fibrocell Science, Inc. (a)(b)	3,986	9,008
FibroGen, Inc. (a)	5,322	92,230
Five Prime Therapeutics, Inc. (a)	2,488	81,034
Flexion Therapeutics, Inc. (a)(b)	2,152	20,347
Fortress Biotech, Inc. (a)(b)	7,368	20,925
Forward Pharma A/S sponsored ADR (a)	1,091	13,921
Foundation Medicine, Inc. (a)(b)	3,312	49,117
Galapagos Genomics NV sponsored ADR	935	38,363
Galectin Therapeutics, Inc. (a)(b)	4,397	5,628
Galena Biopharma, Inc. (a)(b)	15,274	12,677
Galmed Pharmaceuticals Ltd. (a)	1,580	7,347
Genomic Health, Inc. (a)	3,057	77,740
GenVec, Inc. (a)	887	444
Geron Corp. (a)(b)	14,983	36,109
Gilead Sciences, Inc.	127,262	11,103,610
Global Blood Therapeutics, Inc. (a)(b)	2,756	41,147
GlycoMimetics, Inc. (a)	1,951	8,858
Grifols SA ADR	14,118	220,241
GTx, Inc. (a)	16,276	9,928
Halozyme Therapeutics, Inc. (a)	11,337	92,170
Harvard Apparatus (a)	1,123	1,516
Heron Therapeutics, Inc. (a)(b)	3,320	52,722
Idera Pharmaceuticals, Inc. (a)(b)	11,309	20,130
Ignyta, Inc. (a)	2,840	18,148
Immune Design Corp. (a)	2,163	21,652
ImmunoGen, Inc. (a)(b)	7,733	56,296
Immunomedics, Inc. (a)(b)	8,438	19,070
Incyte Corp. (a)	16,527	1,214,735
Infinity Pharmaceuticals, Inc. (a)	3,607	20,848
Inotek Pharmaceuticals Corp.	1,862	12,699
Inovio Pharmaceuticals, Inc. (a)(b)	6,231	39,255
Insmed, Inc. (a)	5,490	67,143
Insys Therapeutics, Inc. (a)(b)	6,364	111,243
Intercept Pharmaceuticals, Inc. (a)(b)	2,126	236,794
Ionis Pharmaceuticals, Inc. (a)	10,513	363,329
Ironwood Pharmaceuticals, Inc. Class A (a)	11,299	109,035
Juno Therapeutics, Inc. (a)(b)	8,962	315,194
Kamada(a)	3,819	13,863
Karyopharm Therapeutics, Inc. (a)	3,145	18,556
Keryx Biopharmaceuticals, Inc. (a)(b)	9,197	36,972
Kindred Biosciences, Inc. (a)	2,560	9,779
Kite Pharma, Inc. (a)(b)	3,856	172,440
La Jolla Pharmaceutical Co. (a)	1,791	27,563
Lexicon Pharmaceuticals, Inc. (a)(b)	9,208	86,003
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	1,817	167,673
General CVR	1,530	46
Glucagon CVR (a)	1,530	61
rights (a)	1,530	3
TR Beta CVR	1,530	21
Lion Biotechnologies, Inc. (a)(b)	4,344	24,240
Loxo Oncology, Inc. (a)	2,018	37,918
Lpath, Inc. (a)	3,246	584
Macrogenics, Inc. (a)	3,303	52,782
MannKind Corp. (a)(b)	34,143	35,167
Medivation, Inc. (a)	14,351	513,335
MEI Pharma, Inc. (a)	2,044	2,371
Merrimack Pharmaceuticals, Inc. (a)(b)	10,696	61,930
MiMedx Group, Inc. (a)(b)	9,287	76,432
Mirati Therapeutics, Inc. (a)	1,587	33,470
Momenta Pharmaceuticals, Inc. (a)	6,158	51,758
Myriad Genetics, Inc. (a)	6,158	215,530
Nanosphere, Inc. (a)	3,238	2,299
NantKwest, Inc. (a)(b)	7,299	50,217
Natera, Inc. (a)(b)	4,694	31,685
Neothetics, Inc. (a)	1,527	922
Neuralstem, Inc. (a)(b)	10,196	10,196
Neurocrine Biosciences, Inc. (a)	7,644	281,146
NewLink Genetics Corp. (a)(b)	2,540	53,442
Nivalis Therapeutics, Inc.	1,523	6,899
Northwest Biotherapeutics, Inc. (a)(b)	9,411	17,316
Novavax, Inc. (a)(b)	24,456	106,628
Nymox Pharmaceutical Corp. (a)(b)	2,652	7,293
Ohr Pharmaceutical, Inc. (a)(b)	1,849	5,824
OncoGenex Pharmaceuticals, Inc. (a)(b)	3,253	1,952
OncoMed Pharmaceuticals, Inc. (a)	2,768	26,379
Onconova Therapeutics, Inc. (a)	2,204	1,019
Oncothyreon, Inc. (a)	8,389	8,306
Ophthotech Corp. (a)	3,168	142,687
Orexigen Therapeutics, Inc. (a)	15,071	10,702
Osiris Therapeutics, Inc. (b)	3,434	24,519
Otonomy, Inc. (a)	2,458	31,143
OvaScience, Inc. (a)(b)	2,534	14,064
PDL BioPharma, Inc.	13,600	40,936
Peregrine Pharmaceuticals, Inc. (a)(b)	17,460	6,986
Pluristem Therapeutics, Inc. (a)(b)	12,278	15,716
Portola Pharmaceuticals, Inc. (a)	4,754	133,920
Prana Biotechnology Ltd. ADR (a)	6,078	3,647
Progenics Pharmaceuticals, Inc. (a)	7,305	32,215
ProNai Therapeutics, Inc. (a)(b)	2,698	15,891
ProQR Therapeutics BV (a)(b)	2,020	8,767
Proteon Therapeutics, Inc. (a)(b)	2,648	14,246
Prothena Corp. PLC (a)	2,756	87,751
PTC Therapeutics, Inc. (a)(b)	2,883	23,006
QLT, Inc. (a)	5,307	12,737
Radius Health, Inc. (a)	3,756	110,051
Raptor Pharmaceutical Corp. (a)	7,401	25,607
Recro Pharma, Inc. (a)	887	5,925
Regeneron Pharmaceuticals, Inc. (a)	9,044	3,473,077
REGENXBIO, Inc. (a)(b)	2,882	34,959
Regulus Therapeutics, Inc. (a)	4,630	30,419
Repligen Corp. (a)	3,163	81,384
Retrophin, Inc. (a)	3,212	45,707
Rigel Pharmaceuticals, Inc. (a)	9,865	22,394
Sage Therapeutics, Inc. (a)	3,005	88,347
Sangamo Biosciences, Inc. (a)	5,619	29,444
Sarepta Therapeutics, Inc. (a)(b)	3,665	50,247
Seattle Genetics, Inc. (a)(b)	12,290	371,035
Seres Therapeutics, Inc. (b)	3,465	80,076
Sinovac Biotech Ltd. (a)	5,375	34,293
Sorrento Therapeutics, Inc. (a)(b)	3,797	22,934
Spark Therapeutics, Inc.	2,366	75,381
Spectrum Pharmaceuticals, Inc. (a)	5,412	24,462
Stemline Therapeutics, Inc. (a)	1,984	9,543
Sunesis Pharmaceuticals, Inc. (a)	5,622	4,217
Synergy Pharmaceuticals, Inc. (a)(b)	9,814	30,620
Synta Pharmaceuticals Corp. (a)	13,092	2,978
T2 Biosystems, Inc. (a)	1,807	14,438
Tenax Therapeutics, Inc. (a)(b)	3,193	7,248
TESARO, Inc. (a)(b)	3,657	147,962
TetraLogic Pharmaceuticals Corp. (a)(b)	2,907	320
TG Therapeutics, Inc. (a)(b)	5,013	41,758
Threshold Pharmaceuticals, Inc. (a)(b)	10,833	2,443
Tobira Therapeutics, Inc. (a)	1,452	10,280
Tokai Pharmaceuticals, Inc. (a)(b)	2,215	14,110
TONIX Pharmaceuticals Holding (a)(b)	2,259	5,602
TRACON Pharmaceuticals, Inc.	1,283	8,519
Transition Therapeutics, Inc. (a)	3,783	3,480
Trevena, Inc. (a)	4,937	41,323
Trovagene, Inc. (a)(b)	2,772	14,276
Ultragenyx Pharmaceutical, Inc. (a)	3,402	207,488
uniQure B.V. (a)	2,178	30,557
United Therapeutics Corp. (a)	3,989	486,419
Vanda Pharmaceuticals, Inc. (a)(b)	4,593	36,055
Verastem, Inc. (a)	4,252	4,762
Versartis, Inc. (a)(b)	2,706	17,778
Vertex Pharmaceuticals, Inc. (a)	21,856	1,868,469
Vical, Inc. (a)	13,608	4,947
Vitae Pharmaceuticals, Inc. (a)	1,958	17,681
Vital Therapies, Inc. (a)	3,220	26,726
Voyager Therapeutics, Inc. (a)	2,893	27,686
Xbiotech, Inc.	2,635	20,184
Xencor, Inc. (a)	3,649	40,139
Xenon Pharmaceuticals, Inc. (a)	2,081	15,108
XOMA Corp. (a)(b)	7,562	5,747
ZIOPHARM Oncology, Inc. (a)(b)	11,803	92,772
		55,388,053
Health Care Equipment & Supplies - 1.6%
Abaxis, Inc.	2,053	80,519
Abiomed, Inc. (a)	3,716	297,317
Accuray, Inc. (a)	7,225	36,486
Align Technology, Inc. (a)	6,913	456,465
Alliqua Biomedical, Inc. (a)	4,397	4,397
Alphatec Holdings, Inc. (a)	9,528	1,810
Analogic Corp.	1,156	86,677
Angiodynamics, Inc. (a)	3,504	38,088
Anika Therapeutics, Inc. (a)(b)	1,304	58,850
Antares Pharma, Inc. (a)(b)	12,490	11,990
Atricure, Inc. (a)	2,638	43,712
Atrion Corp.	180	67,635
Avinger, Inc. (b)	1,521	23,469
AxoGen, Inc. (a)	2,219	11,539
BioLase Technology, Inc. (a)	2,597	2,311
Cardica, Inc. (a)	718	2,929
Cardiovascular Systems, Inc. (a)	2,763	23,099
Cerus Corp. (a)(b)	8,303	40,685
ConforMis, Inc. (a)	3,772	34,363
CONMED Corp.	2,598	103,245
Cutera, Inc. (a)	953	11,274
Cynosure, Inc. Class A (a)	2,251	91,548
CytoSorbents Corp. (a)	3,441	17,756
Dentsply Sirona, Inc. (b)	20,998	1,280,049
Derma Sciences, Inc. (a)	3,000	9,900
DexCom, Inc. (a)	7,112	462,707
EDAP TMS SA sponsored ADR (a)(b)	2,707	10,977
Endologix, Inc. (a)	7,946	68,495
Entellus Medical, Inc. (b)	1,955	31,300
EnteroMedics, Inc. (a)	336	363
Exactech, Inc. (a)	1,711	31,910
Fonar Corp. (a)	686	11,278
Genmark Diagnostics, Inc. (a)	3,505	17,350
Hansen Medical, Inc. (a)(b)	5,672	13,896
HeartWare International, Inc. (a)	1,577	50,401
Hologic, Inc. (a)	24,625	852,764
ICU Medical, Inc. (a)	1,384	127,190
IDEXX Laboratories, Inc. (a)(b)	8,075	590,767
Inogen, Inc. (a)	1,688	57,696
Insulet Corp. (a)	4,914	150,565
Integra LifeSciences Holdings Corp. (a)	3,244	199,052
Intuitive Surgical, Inc. (a)	3,327	1,873,301
InVivo Therapeutics Holdings Corp. (a)(b)	2,264	10,618
Invuity, Inc.	1,440	10,555
IRadimed Corp. (a)(b)	1,058	18,864
K2M Group Holdings, Inc. (a)	4,046	47,905
Lantheus Holdings, Inc. (a)	3,455	7,325
LDR Holding Corp. (a)	2,355	48,866
LeMaitre Vascular, Inc.	1,725	25,409
LivaNova PLC (a)	4,382	247,320
Masimo Corp. (a)	4,406	166,723
Mazor Robotics Ltd. sponsored ADR (a)(b)	1,058	10,178
Meridian Bioscience, Inc.	3,746	75,482
Merit Medical Systems, Inc. (a)	3,920	73,735
Natus Medical, Inc. (a)	3,010	109,323
Neogen Corp. (a)	3,419	168,386
Neovasc, Inc. (a)	5,530	22,065
Novadaq Technologies, Inc. (a)(b)	5,182	49,799
Novocure Ltd. (a)(b)	7,359	86,027
NuVasive, Inc. (a)	4,273	178,611
NxStage Medical, Inc. (a)(b)	5,276	78,612
OraSure Technologies, Inc. (a)	6,182	41,481
Orthofix International NV (a)	1,471	56,501
PhotoMedex, Inc. (a)(b)	2,152	1,291
Quidel Corp. (a)	3,445	53,983
Quotient Ltd. (a)(b)	2,678	20,139
ReWalk Robotics Ltd. (a)(b)	1,174	12,304
Rockwell Medical Technologies, Inc. (a)(b)	4,673	44,861
RTI Biologics, Inc. (a)	6,092	21,322
Seaspine Holdings Corp. (a)	953	12,008
Second Sight Medical Products, Inc. (a)(b)	3,294	16,865
Sientra, Inc. (a)(b)	1,564	10,948
Staar Surgical Co. (a)	3,136	19,537
Stereotaxis, Inc. (a)	1,453	1,279
SurModics, Inc. (a)	1,564	29,184
Synergetics U.S.A., Inc.	3,200	608
Syneron Medical Ltd. (a)	2,962	20,616
Tandem Diabetes Care, Inc. (a)	3,057	27,330
TearLab Corp. (a)(b)	3,992	3,353
The Spectranetics Corp. (a)(b)	3,454	48,978
Trinity Biotech PLC sponsored ADR	2,186	21,445
Unilife Corp. (a)(b)	8,574	7,215
Utah Medical Products, Inc.	434	25,715
Vascular Solutions, Inc. (a)	1,591	47,825
Veracyte, Inc. (a)(b)	3,284	21,674
Vermillion, Inc. (a)	8,588	13,913
Wright Medical Group NV (a)	8,928	152,580
Zeltiq Aesthetics, Inc. (a)	3,461	79,707
		9,634,590
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc. (a)	7,339	406,654
Aceto Corp.	2,620	56,199
Addus HomeCare Corp. (a)	1,160	26,332
Air Methods Corp. (a)(b)	3,366	122,287
Alliance Healthcare Services, Inc. (a)	1,023	7,314
Almost Family, Inc. (a)	720	27,187
Amedisys, Inc. (a)	2,934	107,795
AmSurg Corp. (a)	4,360	296,698
BioScrip, Inc. (a)(b)	6,530	14,105
BioTelemetry, Inc. (a)	2,629	31,706
Caladrius Biosciences, Inc. (a)(b)	3,482	1,999
Corvel Corp. (a)	1,979	82,109
Cross Country Healthcare, Inc. (a)	3,387	42,033
Express Scripts Holding Co. (a)	59,431	4,182,754
HealthEquity, Inc. (a)	5,331	110,991
Healthways, Inc. (a)	3,372	35,507
Henry Schein, Inc. (a)	7,450	1,232,603
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	4,199	87,339
LHC Group, Inc. (a)	1,768	62,994
LifePoint Hospitals, Inc. (a)	3,996	249,191
Magellan Health Services, Inc. (a)	2,181	137,370
National Research Corp. Class A	3,037	45,464
Patterson Companies, Inc.	9,047	393,002
PDI, Inc. (a)	1,394	279
Premier, Inc. (a)	3,421	111,251
Providence Service Corp. (a)	1,430	67,939
RadNet, Inc. (a)	4,532	25,832
Sharps Compliance Corp. (a)	2,012	10,764
Surgery Partners, Inc. (a)	4,250	55,803
Surgical Care Affiliates, Inc. (a)	3,542	143,557
The Ensign Group, Inc.	4,760	97,628
USMD Holdings, Inc. (a)	988	8,141
VCA, Inc. (a)	7,115	363,078
		8,643,905
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	16,690	208,959
athenahealth, Inc. (a)(b)	3,404	439,354
Cerner Corp. (a)	30,016	1,532,617
Computer Programs & Systems, Inc. (b)	1,143	64,762
Connecture, Inc. (a)	2,630	7,864
HealthStream, Inc. (a)	3,176	65,648
HMS Holdings Corp. (a)(b)	7,899	104,030
Inovalon Holdings, Inc. Class A	4,296	73,848
Medidata Solutions, Inc. (a)(b)	4,830	166,635
Omnicell, Inc. (a)	3,168	86,708
Quality Systems, Inc.	5,343	83,084
Simulations Plus, Inc.	1,993	19,073
		2,852,582
Life Sciences Tools & Services - 0.8%
Accelerate Diagnostics, Inc. (a)(b)	5,033	60,547
Affymetrix, Inc. (a)	7,622	107,013
Albany Molecular Research, Inc. (a)(b)	3,100	45,694
Bio-Techne Corp.	3,207	275,289
Bruker Corp.	14,866	386,219
Compugen Ltd. (a)	5,055	24,011
Fluidigm Corp. (a)	2,319	15,375
Harvard Bioscience, Inc. (a)	4,492	12,353
ICON PLC (a)	4,888	347,830
Illumina, Inc. (a)	12,953	1,946,059
INC Research Holdings, Inc. Class A (a)	4,841	192,091
Luminex Corp. (a)	3,915	73,132
Nanostring Technologies, Inc. (a)(b)	2,146	25,838
NeoGenomics, Inc. (a)	6,065	38,634
Pacific Biosciences of California, Inc. (a)	7,032	58,295
PAREXEL International Corp. (a)	4,879	286,349
PRA Health Sciences, Inc. (a)	5,469	236,097
pSivida Corp. (a)	4,308	11,675
QIAGEN NV (a)	20,435	431,383
Sequenom, Inc. (a)(b)	11,832	17,393
VWR Corp. (a)	11,773	287,261
		4,878,538
Pharmaceuticals - 1.2%
AcelRx Pharmaceuticals, Inc. (a)	3,856	14,306
Achaogen, Inc. (a)	1,851	6,479
Aclaris Therapeutics, Inc.	1,667	30,573
Acura Pharmaceuticals, Inc. (a)	728	1,572
Aerie Pharmaceuticals, Inc. (a)(b)	2,407	40,534
Agile Therapeutics, Inc. (a)	2,653	15,281
Akorn, Inc. (a)(b)	10,120	269,091
Alcobra Pharma Ltd. (a)	3,641	16,967
Alexza Pharmaceuticals, Inc. (a)	821	518
Alimera Sciences, Inc. (a)(b)	4,195	9,019
Amphastar Pharmaceuticals, Inc. (a)	4,093	43,099
ANI Pharmaceuticals, Inc. (a)(b)	1,226	40,532
ANI Pharmaceuticals, Inc. rights	739	0
Apricus Biosciences, Inc. (a)(b)	6,721	7,057
Aralez Pharmaceuticals, Inc. (a)	2,692	15,264
Aratana Therapeutics, Inc. (a)(b)	3,191	10,435
Assembly Biosciences, Inc. (a)	1,555	7,060
AstraZeneca PLC rights (a)	1,845	0
Auris Medical Holding AG (a)	3,411	16,202
Bio Path Holdings, Inc. (a)	5,899	10,500
Biodelivery Sciences International, Inc. (a)(b)	6,333	24,572
Carbylan Therapeutics, Inc.	3,361	2,084
Cardiome Pharma Corp. (a)	3,124	16,307
Cempra, Inc. (a)(b)	3,981	67,000
Collegium Pharmaceutical, Inc.	1,943	33,886
Concordia Healthcare Corp. (a)	4,666	135,641
Corcept Therapeutics, Inc. (a)	10,221	39,044
Corium International, Inc. (a)	2,528	11,578
Cumberland Pharmaceuticals, Inc. (a)	2,692	12,572
Cynapsus Therapeutics, Inc. (a)	1,350	18,519
DepoMed, Inc. (a)	5,239	80,052
Dermira, Inc. (a)	2,833	65,329
Dipexium Pharmaceuticals, Inc. (a)	1,301	9,758
Durect Corp. (a)	14,442	16,319
Egalet Corp. (a)(b)	2,577	17,421
Endo Health Solutions, Inc. (a)	20,086	839,796
Endocyte, Inc. (a)(b)	7,992	24,056
Flamel Technologies SA sponsored ADR (a)	3,487	30,442
Flex Pharma, Inc. (b)	1,836	13,641
Foamix Pharmaceuticals Ltd. (a)	3,023	17,322
GW Pharmaceuticals PLC ADR (a)(b)	1,348	55,403
Heska Corp. (a)	562	18,299
Horizon Pharma PLC (a)(b)	14,000	240,240
Impax Laboratories, Inc. (a)	6,471	211,537
Imprimis Pharmaceuticals, Inc. (a)	1,610	6,569
Innoviva, Inc.	10,421	122,134
Intersect ENT, Inc. (a)	2,693	48,689
Intra-Cellular Therapies, Inc. (a)	3,795	106,715
Jazz Pharmaceuticals PLC (a)	5,454	663,097
Juniper Pharmaceuticals, Inc. (a)	988	7,400
KemPharm, Inc.	1,503	24,514
Lipocine, Inc. (a)(b)	1,714	17,311
Marinus Pharmaceuticals, Inc. (a)	1,500	6,090
MediWound Ltd. (a)	2,316	18,690
Mylan N.V. (b)	43,501	1,960,590
Nektar Therapeutics (a)(b)	11,902	132,945
Neos Therapeutics, Inc. (a)(b)	1,544	15,301
NeuroDerm Ltd. (a)(b)	2,090	25,456
Ocera Therapeutics, Inc. (a)	3,070	8,596
Ocular Therapeutix, Inc. (a)(b)	2,040	16,055
Oculus Innovative Sciences, Inc. (a)	1,304	1,291
Omeros Corp. (a)(b)	3,579	36,291
Pacira Pharmaceuticals, Inc. (a)(b)	3,146	163,623
Pain Therapeutics, Inc. (a)	5,929	10,909
Paratek Pharmaceuticals, Inc. (a)	1,554	23,745
Pernix Therapeutics Holdings, Inc. (a)(b)	4,154	9,139
Phibro Animal Health Corp. Class A	1,515	41,905
RedHill Biopharma Ltd. sponsored ADR (a)(b)	974	9,443
Relypsa, Inc. (a)(b)	3,749	49,712
Repros Therapeutics, Inc. (a)	1,984	1,706
Revance Therapeutics, Inc. (a)(b)	2,525	44,655
Sagent Pharmaceuticals, Inc. (a)	3,197	45,333
SciClone Pharmaceuticals, Inc. (a)(b)	4,319	42,844
Shire PLC sponsored ADR (b)	4,159	649,261
Sucampo Pharmaceuticals, Inc. Class A (a)	3,719	48,905
Supernus Pharmaceuticals, Inc. (a)	4,682	58,712
Teligent, Inc. (a)(b)	4,201	24,576
Tetraphase Pharmaceuticals, Inc. (a)	3,275	13,231
The Medicines Company (a)(b)	6,111	196,530
Theravance Biopharma, Inc. (a)(b)	3,927	61,732
VIVUS, Inc. (a)(b)	8,676	9,023
XenoPort, Inc. (a)(b)	5,455	24,384
Zogenix, Inc. (a)	1,939	20,553
Zynerba Pharmaceuticals, Inc. (a)	854	5,124
		7,328,086

TOTAL HEALTH CARE		88,725,754

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(b)	2,149	53,467
American Science & Engineering, Inc.	557	13,206
API Technologies Corp. (a)	6,474	12,624
Astronics Corp. (a)	1,715	54,554
BE Aerospace, Inc.	9,322	406,626
Elbit Systems Ltd.	3,920	324,458
Erickson Air-Crane, Inc. (a)	885	1,505
Innovative Solutions & Support, Inc. (a)	1,939	4,964
KEYW Holding Corp. (a)(b)	3,270	20,372
KLX, Inc. (a)	4,661	130,461
Kratos Defense & Security Solutions, Inc. (a)	6,228	20,802
LMI Aerospace, Inc. (a)	1,031	9,856
Taser International, Inc. (a)(b)	4,424	85,737
		1,138,632
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	6,307	72,846
Atlas Air Worldwide Holdings, Inc. (a)	2,324	84,152
C.H. Robinson Worldwide, Inc.	12,430	867,987
Echo Global Logistics, Inc. (a)	2,903	74,056
Expeditors International of Washington, Inc.	16,481	754,500
Forward Air Corp.	2,720	110,758
Hub Group, Inc. Class A (a)	3,133	115,670
Park-Ohio Holdings Corp.	1,136	33,398
		2,113,367
Airlines - 0.8%
Allegiant Travel Co.	1,523	249,589
American Airlines Group, Inc.	55,345	2,269,145
Hawaiian Holdings, Inc. (a)	4,835	208,002
JetBlue Airways Corp. (a)	27,661	608,542
Ryanair Holdings PLC sponsored ADR	9,791	814,317
SkyWest, Inc.	4,511	81,424
Spirit Airlines, Inc. (a)	6,372	304,263
Virgin America, Inc. (a)(b)	3,645	113,688
		4,648,970
Building Products - 0.2%
AAON, Inc.	5,319	131,911
American Woodmark Corp. (a)	1,439	98,269
Apogee Enterprises, Inc.	2,726	108,849
Builders FirstSource, Inc. (a)	9,394	74,494
Caesarstone Sdot-Yam Ltd. (a)	2,999	111,203
CSW Industrials, Inc. (a)	1,332	40,626
Gibraltar Industries, Inc. (a)	2,556	63,172
Insteel Industries, Inc.	2,075	54,324
Nortek, Inc. (a)	1,481	61,062
Patrick Industries, Inc. (a)	1,531	67,655
PGT, Inc. (a)	4,408	43,595
Universal Forest Products, Inc.	1,802	138,249
		993,409
Commercial Services & Supplies - 0.7%
Casella Waste Systems, Inc. Class A (a)	3,493	20,713
CECO Environmental Corp.	3,068	19,052
China Recycling Energy Corp. (a)	3,604	1,218
Cintas Corp.	9,516	799,249
Copart, Inc. (a)	10,419	393,317
Essendant, Inc.	3,430	101,082
Fuel Tech, Inc. (a)	2,187	3,390
G&K Services, Inc. Class A	1,844	122,257
Healthcare Services Group, Inc.	6,463	229,307
Heritage-Crystal Clean, Inc. (a)	2,149	16,504
Herman Miller, Inc.	5,415	141,277
Hudson Technologies, Inc. (a)	3,617	11,755
InnerWorkings, Inc. (a)(b)	5,581	38,397
Interface, Inc.	6,004	95,464
Intersections, Inc. (a)(b)	1,497	3,488
Kimball International, Inc. Class B	2,994	31,527
Matthews International Corp. Class A	2,839	134,483
McGrath RentCorp.	2,210	54,366
Mobile Mini, Inc.	3,992	114,730
Multi-Color Corp.	1,505	73,263
Performant Financial Corp. (a)	3,774	6,227
Perma-Fix Environmental Services, Inc. (a)	5,271	19,872
R.R. Donnelley & Sons Co.	18,564	281,802
SP Plus Corp. (a)	2,114	52,787
Stericycle, Inc. (a)	7,481	852,310
Tetra Tech, Inc.	5,311	146,212
U.S. Ecology, Inc.	1,881	69,597
VSE Corp.	448	28,094
West Corp.	7,400	164,872
		4,026,612
Construction & Engineering - 0.1%
Abengoa SA sponsored ADR Class B (b)	790	589
Aegion Corp. (a)	3,609	65,359
Great Lakes Dredge & Dock Corp. (a)	5,716	19,434
Integrated Electrical Services, Inc. (a)	1,991	25,664
Layne Christensen Co. (a)(b)	2,017	12,808
MYR Group, Inc. (a)	1,938	43,469
Northwest Pipe Co. (a)	1,088	11,206
NV5 Holdings, Inc. (a)(b)	789	17,263
Primoris Services Corp.	4,911	104,899
Sterling Construction Co., Inc. (a)	3,181	17,177
		317,868
Electrical Equipment - 0.1%
Active Power, Inc. (a)	2,087	1,920
Allied Motion Technologies, Inc.	887	16,374
American Superconductor Corp. (a)(b)	1,612	11,042
Ballard Power Systems, Inc. (a)	11,124	15,704
Broadwind Energy, Inc. (a)	818	1,497
Capstone Turbine Corp. (a)(b)	1,421	1,663
Encore Wire Corp.	1,604	57,969
Energy Focus, Inc. (a)(b)	921	11,734
Enphase Energy, Inc. (a)(b)	3,174	7,395
Franklin Electric Co., Inc.	4,160	124,176
FuelCell Energy, Inc. (a)(b)	3,298	18,832
Highpower International, Inc. (a)	1,059	2,446
Hydrogenics Corp. (a)	582	4,924
Jinpan International Ltd.	1,610	8,855
LSI Industries, Inc.	2,740	29,592
Ocean Power Technologies, Inc. (a)	130	174
Plug Power, Inc. (a)(b)	18,123	37,696
Powell Industries, Inc.	1,311	34,702
Power Solutions International, Inc. (a)(b)	967	9,670
Preformed Line Products Co.	836	27,337
Real Goods Solar, Inc. (a)	123	58
Revolution Lighting Technologies, Inc. (a)(b)	20,996	16,209
SolarCity Corp. (a)(b)	8,629	159,032
Sunrun, Inc. (a)(b)	8,444	47,455
Ultralife Corp. (a)	2,041	10,225
Vicor Corp. (a)	2,505	20,792
		677,473
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	3,346	51,127
Machinery - 0.6%
Altra Industrial Motion Corp.	2,624	63,789
American Railcar Industries, Inc. (b)	1,912	78,908
ARC Group Worldwide, Inc. (a)	1,397	2,347
Astec Industries, Inc.	2,051	89,075
Blue Bird Corp. (a)(b)	2,715	24,516
Chart Industries, Inc. (a)	2,770	55,871
Columbus McKinnon Corp. (NY Shares)	2,006	27,783
Commercial Vehicle Group, Inc. (a)	3,070	7,706
Dynamic Materials Corp.	1,020	5,641
Eastern Co.	803	12,720
Energy Recovery, Inc. (a)	5,895	42,798
ExOne Co. (a)	1,127	10,301
FreightCar America, Inc.	1,031	15,331
Hardinge, Inc.	1,847	16,364
Hurco Companies, Inc.	459	11,911
Jason Industries, Inc. (a)	2,350	6,933
Kornit Digital Ltd. (a)(b)	3,292	38,187
L.B. Foster Co. Class A	762	10,470
Lincoln Electric Holdings, Inc.	6,624	361,472
Manitex International, Inc. (a)	1,237	6,309
Middleby Corp. (a)	4,984	461,518
NN, Inc.	1,986	25,182
Nordson Corp.	5,241	375,622
Omega Flex, Inc.	816	26,145
PACCAR, Inc.	30,814	1,586,921
RBC Bearings, Inc. (a)	2,048	130,447
Sun Hydraulics Corp.	2,380	70,876
TriMas Corp. (a)	4,318	71,420
Twin Disc, Inc.	782	6,796
Westport Innovations, Inc. (a)	4,899	9,259
Woodward, Inc.	5,479	257,239
		3,909,857
Marine - 0.0%
Diana Containerships, Inc.	3,401	1,496
Eagle Bulk Shipping, Inc. (a)	4,198	2,922
Euroseas Ltd. (a)	310	583
Golden Ocean Group Ltd. (a)(b)	2,119	1,230
Rand Logistics, Inc. (a)	2,390	2,283
Star Bulk Carriers Corp. (a)(b)	20,578	12,725
Ultrapetrol (Bahamas) Ltd. (a)	13,203	2,972
		24,211
Professional Services - 0.3%
51job, Inc. sponsored ADR (a)	2,295	63,801
Acacia Research Corp.	4,055	12,814
Advisory Board Co. (a)	3,853	113,625
CRA International, Inc. (a)	1,088	21,455
Exponent, Inc.	2,286	106,733
Heidrick & Struggles International, Inc.	1,706	40,074
Hudson Global, Inc.	4,461	11,554
Huron Consulting Group, Inc. (a)	2,080	115,482
ICF International, Inc. (a)	1,804	60,939
Kelly Services, Inc. Class A (non-vtg.)	3,210	55,308
Kforce, Inc.	2,437	38,846
Odyssey Marine Exploration, Inc. (a)	739	1,884
Pendrell Corp. (a)	18,192	10,369
Resources Connection, Inc.	3,819	52,970
RPX Corp. (a)	5,278	52,305
Verisk Analytics, Inc. (a)	15,126	1,101,778
		1,859,937
Road & Rail - 0.8%
AMERCO	1,750	599,918
ArcBest Corp.	2,284	44,698
Avis Budget Group, Inc. (a)	8,719	223,555
Covenant Transport Group, Inc. Class A (a)	1,283	28,431
CSX Corp.	85,400	2,061,556
Heartland Express, Inc. (b)	7,896	145,286
J.B. Hunt Transport Services, Inc.	10,018	764,273
Landstar System, Inc.	3,796	224,723
Marten Transport Ltd.	2,661	43,640
Old Dominion Freight Lines, Inc. (a)	7,466	482,005
P.A.M. Transportation Services, Inc. (a)	648	18,513
Patriot Transportation Holding, Inc. (a)	792	16,632
Saia, Inc. (a)	2,152	56,490
Student Transportation, Inc. (b)	9,129	44,059
U.S.A. Truck, Inc. (a)	952	15,023
Universal Truckload Services, Inc.	2,899	45,398
Werner Enterprises, Inc.	6,089	161,663
YRC Worldwide, Inc. (a)	2,862	23,039
		4,998,902
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	5,079	183,352
BMC Stock Holdings, Inc. (a)	5,416	82,594
DXP Enterprises, Inc. (a)	1,328	18,048
Fastenal Co. (b)	25,205	1,141,534
General Finance Corp. (a)	3,065	12,352
H&E Equipment Services, Inc.	2,924	38,509
HD Supply Holdings, Inc. (a)	17,486	485,936
Houston Wire & Cable Co.	1,745	9,406
Lawson Products, Inc. (a)	906	14,713
Rush Enterprises, Inc. Class A (a)	3,153	54,673
Titan Machinery, Inc. (a)(b)	1,881	17,907
Willis Lease Finance Corp. (a)	1,295	25,745
		2,084,769
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	697	26,354

TOTAL INDUSTRIALS		26,871,488

INFORMATION TECHNOLOGY - 46.5%
Communications Equipment - 3.8%
ADTRAN, Inc.	4,807	89,939
Alliance Fiber Optic Products, Inc. (a)	1,852	25,558
Applied Optoelectronics, Inc. (a)(b)	1,888	33,965
Arris International PLC (a)	17,123	409,068
AudioCodes Ltd. (a)	4,488	19,343
Aviat Networks, Inc. (a)	11,534	7,457
Bel Fuse, Inc. Class B (non-vtg.)	827	12,281
Black Box Corp.	1,768	23,426
Brocade Communications Systems, Inc.	36,880	366,218
CalAmp Corp. (a)	3,489	63,779
Ceragon Networks Ltd. (a)(b)	9,157	10,073
Cisco Systems, Inc.	447,684	11,720,367
Clearfield, Inc. (a)(b)	1,477	21,461
ClearOne, Inc.	1,187	14,042
CommScope Holding Co., Inc. (a)	16,735	421,555
Communications Systems, Inc.	1,979	13,378
Digi International, Inc. (a)	3,038	25,793
DragonWave, Inc. (a)	127	264
EchoStar Holding Corp. Class A (a)	4,016	179,515
EMCORE Corp. (a)	2,780	14,817
EXFO, Inc. (sub. vtg.) (a)	2,047	6,097
Extreme Networks, Inc. (a)	7,968	22,470
F5 Networks, Inc. (a)	6,230	599,139
Finisar Corp. (a)	8,720	127,138
Gilat Satellite Networks Ltd. (a)	5,485	21,172
Gilat Satellite Networks Ltd. rights 3/21/16 (a)	609	0
Harmonic, Inc. (a)	8,953	29,993
Infinera Corp. (a)(b)	12,432	195,058
InterDigital, Inc.	3,067	152,522
Ituran Location & Control Ltd.	2,511	42,486
Ixia (a)	6,800	77,588
KVH Industries, Inc. (a)	2,397	21,885
Lumentum Holdings, Inc. (a)	5,339	128,296
Mitel Networks Corp. (a)	8,478	61,296
MRV Communications, Inc. (a)	733	8,869
NETGEAR, Inc. (a)	2,879	113,749
NetScout Systems, Inc. (a)	8,685	179,519
Novatel Wireless, Inc. (a)(b)	4,524	7,419
NumereX Corp. Class A (a)	1,879	11,030
Oclaro, Inc. (a)(b)	10,753	52,797
Parkervision, Inc. (a)(b)	9,255	2,048
PC-Tel, Inc.	2,522	14,123
Polycom, Inc. (a)	11,393	118,601
Qualcomm, Inc.	132,807	6,745,268
Radcom Ltd. (a)	1,372	18,014
Radware Ltd. (a)	3,871	44,555
ShoreTel, Inc. (a)	6,126	45,271
Sierra Wireless, Inc. (a)(b)	2,971	39,277
Silicom Ltd.	782	23,452
Sonus Networks, Inc. (a)	5,105	39,768
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	23,714	217,576
Tessco Technologies, Inc.	784	13,720
Ubiquiti Networks, Inc. (a)(b)	7,927	258,975
UTStarcom Holdings Corp. (a)	3,135	6,834
ViaSat, Inc. (a)(b)	4,149	302,918
Viavi Solutions, Inc. (a)	21,046	137,430
Westell Technologies, Inc. Class A (a)	6,293	7,048
Wi-Lan, Inc.	16,383	29,787
		23,395,487
Electronic Equipment & Components - 1.1%
Agilysys, Inc. (a)	2,380	24,871
CDW Corp.	14,892	589,425
Cognex Corp.	7,500	277,575
Coherent, Inc. (a)	2,135	180,621
CUI Global, Inc. (a)(b)	2,363	21,102
Daktronics, Inc.	3,984	28,167
Deswell Industries, Inc.	1,944	2,722
DTS, Inc. (a)	1,366	32,333
Echelon Corp. (a)	414	2,207
Electro Rent Corp.	2,448	23,207
ePlus, Inc. (a)	648	48,658
FARO Technologies, Inc. (a)	1,564	50,126
FEI Co.	3,722	302,375
Flextronics International Ltd. (a)	49,373	536,191
FLIR Systems, Inc.	12,110	374,926
Frequency Electronics, Inc. (a)	1,237	11,541
GSI Group, Inc. (a)	3,400	43,758
Hollysys Automation Technologies Ltd. (b)	5,206	97,925
I. D. Systems Inc. (a)	1,361	5,907
Identiv, Inc. (a)	693	1,518
II-VI, Inc. (a)	5,384	118,179
Insight Enterprises, Inc. (a)	3,198	83,468
IPG Photonics Corp. (a)	4,695	387,150
Itron, Inc. (a)	3,481	138,683
Kimball Electronics, Inc. (a)	3,236	36,955
Littelfuse, Inc.	1,939	220,309
LoJack Corp. (a)	2,381	15,310
Maxwell Technologies, Inc. (a)(b)	2,482	14,222
Mercury Systems, Inc. (a)	3,615	59,069
Mesa Laboratories, Inc.	398	35,812
MicroVision, Inc. (a)(b)	5,917	17,455
MTS Systems Corp.	1,300	71,435
Multi-Fineline Electronix, Inc. (a)	2,522	56,922
National Instruments Corp.	11,292	325,774
Neonode, Inc. (a)(b)	3,141	7,853
NetList, Inc. (a)(b)	5,145	6,637
Newport Corp. (a)	3,987	90,784
Orbotech Ltd. (a)	3,885	87,995
OSI Systems, Inc. (a)	1,790	108,062
PC Connection, Inc.	2,830	70,099
PC Mall, Inc. (a)	2,194	16,587
Plexus Corp. (a)	3,167	115,247
QLogic Corp. (a)	7,350	94,742
RadiSys Corp. (a)	9,023	23,279
Research Frontiers, Inc. (a)(b)	2,954	13,677
Richardson Electronics Ltd.	1,090	5,341
Rofin-Sinar Technologies, Inc. (a)	2,527	56,453
Sanmina Corp. (a)	6,977	143,726
ScanSource, Inc. (a)	2,430	90,858
Supercom Ltd. (a)	1,852	8,593
Tech Data Corp. (a)	3,072	216,300
Trimble Navigation Ltd. (a)	22,455	522,303
TTM Technologies, Inc. (a)	10,001	65,607
Uni-Pixel, Inc. (a)(b)	2,946	1,885
Universal Display Corp. (a)	4,106	196,185
Zebra Technologies Corp. Class A (a)	4,488	277,269
		6,455,380
Internet Software & Services - 13.0%
21Vianet Group, Inc. ADR (a)	4,700	82,532
Actua Corp. (a)	4,314	35,073
Akamai Technologies, Inc. (a)	15,645	844,361
Alarm.com Holdings, Inc. (b)	4,498	89,735
Alphabet, Inc.:
Class A	25,697	18,430,402
Class C	30,536	21,307,105
Angie's List, Inc. (a)	5,850	53,996
Apigee Corp.	2,460	14,391
AppFolio, Inc. (a)(b)	933	10,916
Autobytel, Inc. (a)	788	15,130
Baidu.com, Inc. sponsored ADR (a)	24,495	4,247,923
Bazaarvoice, Inc. (a)	5,665	17,788
Benefitfocus, Inc. (a)(b)	2,721	85,412
Blucora, Inc. (a)(b)	3,887	23,905
Brightcove, Inc. (a)	3,264	19,584
Carbonite, Inc. (a)	3,283	24,852
China Finance Online Co. Ltd. ADR (a)	2,074	10,868
ChinaCache International Holdings Ltd. sponsored ADR (a)	1,258	8,982
Cimpress NV (a)(b)	2,689	237,116
comScore, Inc. (a)	5,143	211,634
Cornerstone OnDemand, Inc. (a)	4,805	138,384
CoStar Group, Inc. (a)	2,813	498,070
Criteo SA sponsored ADR (a)(b)	4,949	183,608
EarthLink Holdings Corp.	10,098	56,953
eBay, Inc. (a)	105,892	2,520,230
eGain Communications Corp. (a)	4,442	16,613
Endurance International Group Holdings, Inc. (a)	11,977	134,621
Facebook, Inc. Class A (a)	200,511	21,438,636
Five9, Inc. (a)	4,085	32,884
GigaMedia Ltd. (a)	965	2,847
Global Sources Ltd. (a)	2,584	19,277
Gogo, Inc. (a)(b)	7,247	78,847
Hortonworks, Inc. (a)(b)	3,965	45,796
IAC/InterActiveCorp	6,761	300,324
Internap Network Services Corp. (a)	5,175	13,196
iPass, Inc. (a)	13,231	12,835
j2 Global, Inc.	4,285	313,148
Limelight Networks, Inc. (a)	9,650	14,958
Liquidity Services, Inc. (a)	2,692	12,572
LivePerson, Inc. (a)	5,202	26,686
LogMeIn, Inc. (a)	2,226	113,303
Marchex, Inc. Class B	2,637	11,313
Marketo, Inc. (a)	3,990	67,311
Match Group, Inc. (a)(b)	2,940	32,017
MercadoLibre, Inc. (b)	3,882	395,032
Mimecast Ltd. (a)	5,094	47,680
Momo, Inc. ADR (a)(b)	3,734	43,987
Net Element International, Inc. (a)(b)	2,190	456
NetEase, Inc. sponsored ADR	6,703	902,291
NIC, Inc.	5,455	95,953
Perion Network Ltd. (a)	7,623	17,762
Points International Ltd.(a)	1,806	13,545
QuinStreet, Inc. (a)	6,367	18,910
Qumu Corp. (a)	894	3,558
RealNetworks, Inc. (a)	5,762	22,472
Rediff.com India Ltd. sponsored ADR (a)	1,360	680
Reis, Inc.	1,286	28,511
RetailMeNot, Inc. (a)	4,658	37,637
Rightside Group Ltd. (a)	2,748	23,468
Rocket Fuel, Inc. (a)(b)	6,094	21,573
SciQuest, Inc. (a)	2,813	34,178
Sify Technologies Ltd. sponsored ADR	14,158	14,016
SINA Corp. (a)	5,274	225,305
Sohu.com, Inc. (a)	3,245	141,060
SPS Commerce, Inc. (a)	1,549	69,271
Stamps.com, Inc. (a)	1,530	181,351
TechTarget, Inc. (a)	3,400	23,834
Travelzoo, Inc. (a)	1,701	13,353
TrueCar, Inc. (a)	7,005	38,037
Tucows, Inc. (a)	1,308	30,110
United Online, Inc. (a)	2,270	27,944
Unwired Planet, Inc. (a)	1,235	10,720
VeriSign, Inc. (a)(b)	9,933	839,239
Web.com Group, Inc. (a)	4,636	84,143
WebMD Health Corp. (a)	3,320	184,127
Weibo Corp. sponsored ADR (a)	4,471	64,204
Wix.com Ltd. (a)	3,656	70,305
Xunlei Ltd. sponsored ADR (a)	2,250	13,095
Yahoo!, Inc. (a)	83,011	2,638,920
Yandex NV (a)	23,145	299,033
YY, Inc. ADR (a)	3,116	162,188
Zillow Group, Inc.:
Class A (a)(b)	4,708	108,990
Class C (a)(b)	10,269	221,810
		79,024,882
IT Services - 3.0%
6D Global Technologies, Inc. (a)(b)	6,913	20,117
Acxiom Corp. (a)	6,578	136,428
Amdocs Ltd.	13,337	757,008
Automatic Data Processing, Inc.	40,578	3,436,551
Blackhawk Network Holdings, Inc. (a)	4,640	157,018
BluePhoenix Solutions Ltd. (a)	714	1,464
Cardtronics, Inc. (a)	4,052	136,633
Cass Information Systems, Inc.	1,054	52,552
China Information Technology, Inc. (a)	4,797	5,804
Cognizant Technology Solutions Corp. Class A (a)	53,750	3,062,675
Computer Task Group, Inc.	3,110	14,710
CSG Systems International, Inc.	3,066	116,385
Datalink Corp. (a)	2,046	14,649
Euronet Worldwide, Inc. (a)	4,681	306,793
ExlService Holdings, Inc. (a)	2,992	140,893
Fiserv, Inc. (a)	19,953	1,908,105
Forrester Research, Inc.	1,687	52,499
Hackett Group, Inc.	2,830	39,337
Information Services Group, Inc. (a)	3,879	11,870
Innodata, Inc. (a)	11,338	26,077
Jack Henry & Associates, Inc.	6,865	564,578
Lionbridge Technologies, Inc. (a)	6,872	30,306
ManTech International Corp. Class A	1,807	52,638
Mattersight Corp. (a)	2,383	12,058
ModusLink Global Solutions, Inc. (a)(b)	7,417	14,018
MoneyGram International, Inc. (a)	6,027	32,425
NCI, Inc. Class A	1,099	16,419
Net 1 UEPS Technologies, Inc. (a)	4,527	41,332
Paychex, Inc.	31,670	1,627,521
PayPal Holdings, Inc. (a)	107,910	4,115,687
Perficient, Inc. (a)	3,435	62,002
PFSweb, Inc. (a)	1,609	20,788
Planet Payment, Inc. (a)	6,988	18,518
PRG-Schultz International, Inc. (a)	3,916	14,176
QIWI PLC Class B sponsored ADR (b)	4,255	47,316
Sabre Corp.	23,948	650,188
ServiceSource International, Inc. (a)	7,060	28,664
Sykes Enterprises, Inc. (a)	3,876	118,102
Syntel, Inc. (a)	7,354	336,225
Teletech Holdings, Inc.	4,424	122,545
Virtusa Corp. (a)	2,590	91,686
		18,414,760
Semiconductors & Semiconductor Equipment - 6.7%
Advanced Energy Industries, Inc. (a)	3,400	101,422
Advanced Micro Devices, Inc. (a)(b)	72,794	155,779
Aixtron AG sponsored ADR (a)	416	1,523
Alpha & Omega Semiconductor Ltd. (a)	2,598	30,734
Ambarella, Inc. (a)(b)	2,724	126,394
Amkor Technology, Inc. (a)	20,860	105,552
Amtech Systems, Inc. (a)	895	4,565
ANADIGICS, Inc. (a)	13,989	11,752
Analog Devices, Inc.	27,417	1,452,827
Applied Materials, Inc.	104,815	1,977,859
Applied Micro Circuits Corp. (a)	7,498	43,338
ARM Holdings PLC sponsored ADR	9,209	377,293
ASML Holding NV (b)	5,204	473,668
Atmel Corp.	37,099	299,760
Axcelis Technologies, Inc. (a)	10,337	25,843
AXT, Inc. (a)	2,989	7,502
Brooks Automation, Inc.	6,401	62,410
Cabot Microelectronics Corp.	2,216	85,227
Camtek Ltd. (a)(b)	7,849	15,070
Canadian Solar, Inc. (a)(b)	5,026	114,442
Cascade Microtech, Inc. (a)	1,814	37,350
Cavium, Inc. (a)	4,908	291,977
Ceva, Inc. (a)	1,712	33,572
China Sunergy Co. Ltd. ADR (a)	991	724
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	2,430	41,990
Cirrus Logic, Inc. (a)	5,478	192,990
Cohu, Inc.	2,006	22,888
Cree, Inc. (a)(b)	9,350	296,769
Cypress Semiconductor Corp. (b)	28,806	229,872
Diodes, Inc. (a)	4,488	85,900
DSP Group, Inc. (a)	2,958	25,528
Entegris, Inc. (a)	11,832	146,244
Fairchild Semiconductor International, Inc. (a)	10,014	200,881
First Solar, Inc. (a)	8,904	639,930
FormFactor, Inc. (a)	5,419	41,184
GSI Technology, Inc. (a)	4,985	19,491
Hanwha Solarone Co. Ltd. sponsored ADR (a)	400	6,916
Himax Technologies, Inc. sponsored ADR	9,153	90,523
Integrated Device Technology, Inc. (a)	13,204	256,422
Intel Corp.	416,115	12,312,843
Intermolecular, Inc. (a)	8,185	17,843
Intersil Corp. Class A	11,192	142,922
IXYS Corp.	2,822	31,832
JA Solar Holdings Co. Ltd. ADR (a)(b)	3,885	34,693
KLA-Tencor Corp.	13,819	936,099
Kopin Corp. (a)	7,486	14,298
Kulicke & Soffa Industries, Inc. (a)	6,563	74,162
Lam Research Corp.	13,852	1,015,352
Lattice Semiconductor Corp. (a)	11,085	70,168
Linear Technology Corp.	20,823	908,299
M/A-COM Technology Solutions Holdings, Inc. (a)	4,676	177,220
Marvell Technology Group Ltd.	45,202	431,679
Mattson Technology, Inc. (a)	5,773	20,841
Maxim Integrated Products, Inc.	25,021	847,211
Mellanox Technologies Ltd. (a)	4,092	207,915
Microchip Technology, Inc. (b)	18,278	813,188
Micron Technology, Inc. (a)	95,156	1,011,508
Microsemi Corp. (a)	9,745	337,469
MKS Instruments, Inc.	4,947	162,756
Monolithic Power Systems, Inc.	3,217	189,996
MoSys, Inc. (a)	7,934	4,879
Nanometrics, Inc. (a)	1,808	25,095
Nova Measuring Instruments Ltd. (a)	3,458	36,931
NVE Corp.	510	25,944
NVIDIA Corp.	47,108	1,477,307
NXP Semiconductors NV (a)	30,267	2,156,221
O2Micro International Ltd. sponsored ADR (a)	3,678	5,554
ON Semiconductor Corp. (a)	36,615	307,200
PDF Solutions, Inc. (a)	3,060	34,762
Photronics, Inc. (a)	6,262	63,685
Pixelworks, Inc. (a)(b)	1,339	2,678
Power Integrations, Inc.	2,328	106,692
Qorvo, Inc. (a)(b)	12,374	557,820
QuickLogic Corp. (a)	9,363	15,168
Rambus, Inc. (a)(b)	10,101	131,616
Rubicon Technology, Inc. (a)	2,148	2,058
SemiLEDs Corp. (a)	2,487	746
Semtech Corp. (a)	5,888	112,814
Sigma Designs, Inc. (a)	3,701	25,463
Silicon Laboratories, Inc. (a)	3,686	152,048
Silicon Motion Technology Corp. sponsored ADR	2,789	93,961
Siliconware Precision Industries Co. Ltd. sponsored ADR	4,777	36,210
Skyworks Solutions, Inc.	17,016	1,130,713
SolarEdge Technologies, Inc. (b)	3,573	87,431
SunEdison Semiconductor Ltd. (a)	3,548	24,233
SunPower Corp. (a)(b)	12,221	288,660
Synaptics, Inc. (a)	3,268	265,394
Tessera Technologies, Inc.	4,559	134,399
Texas Instruments, Inc.	89,236	4,731,293
Tower Semiconductor Ltd. (a)	7,416	100,932
Ultra Clean Holdings, Inc. (a)	2,415	12,630
Ultratech, Inc. (a)	2,249	45,610
Veeco Instruments, Inc. (a)	3,402	63,107
Xilinx, Inc.	22,312	1,053,573
		41,205,232
Software - 10.3%
ACI Worldwide, Inc. (a)	10,710	199,849
Activision Blizzard, Inc.	64,402	2,039,611
Adobe Systems, Inc. (a)	43,958	3,743,024
Allot Communications Ltd. (a)(b)	3,760	16,995
American Software, Inc. Class A	2,535	23,829
ANSYS, Inc. (a)	7,872	653,533
Aspen Technology, Inc. (a)	7,390	243,648
Atlassian Corp. PLC (b)	4,430	105,301
Attunity Ltd. (a)	1,682	12,329
Autodesk, Inc. (a)	20,147	1,042,406
Blackbaud, Inc.	4,206	237,765
Bottomline Technologies, Inc. (a)	3,514	99,130
BroadSoft, Inc. (a)	2,390	88,167
CA Technologies, Inc.	38,170	1,117,999
Cadence Design Systems, Inc. (a)	25,773	555,408
Callidus Software, Inc. (a)	5,035	69,131
CDK Global, Inc.	14,119	633,802
Changyou.com Ltd. (A Shares) ADR (a)	1,792	31,665
Check Point Software Technologies Ltd. (a)(b)	15,792	1,311,841
Citrix Systems, Inc. (a)	13,667	965,574
Code Rebel Corp. (b)	1,570	2,826
CommVault Systems, Inc. (a)	3,786	141,861
Covisint Corp. (a)	5,759	11,230
CyberArk Software Ltd. (a)(b)	2,797	104,804
Datawatch Corp. (a)(b)	1,161	5,828
Descartes Systems Group, Inc. (a)	7,359	126,022
Digimarc Corp. (a)(b)	884	26,759
Digital Turbine, Inc. (a)(b)	7,788	8,800
Ebix, Inc. (b)	2,902	107,461
Electronic Arts, Inc. (a)	27,495	1,766,279
EnerNOC, Inc. (a)(b)	3,071	18,856
EPIQ Systems, Inc.	3,400	46,512
FalconStor Software, Inc. (a)	5,747	7,816
FireEye, Inc. (a)(b)	14,112	239,057
Fortinet, Inc. (a)	14,968	425,091
Glu Mobile, Inc. (a)(b)	12,011	44,561
Guidance Software, Inc. (a)(b)	3,511	18,784
Idreamsky Technology Ltd. ADR (a)	1,688	22,872
Interactive Intelligence Group, Inc. (a)	2,034	60,878
Intuit, Inc.	23,279	2,249,683
Jive Software, Inc. (a)	9,310	30,164
KongZhong Corp. sponsored ADR (a)	3,789	28,076
Magic Software Enterprises Ltd.	6,173	43,088
Majesco Entertainment Co.	783	609
Manhattan Associates, Inc. (a)	6,433	355,488
Materialise NV ADR (a)	2,047	12,650
Mentor Graphics Corp.	10,454	199,671
Microsoft Corp.	705,309	35,886,122
MicroStrategy, Inc. Class A (a)	867	139,492
Mitek Systems, Inc. (a)	2,116	10,940
MobileIron, Inc. (a)(b)	9,774	32,938
Monotype Imaging Holdings, Inc.	3,508	83,280
NICE Systems Ltd. sponsored ADR	3,266	195,699
Nuance Communications, Inc. (a)	27,377	534,125
Open Text Corp.	10,773	535,624
Parametric Technology Corp. (a)	9,870	305,082
Park City Group, Inc. (a)(b)	2,045	18,610
Paylocity Holding Corp. (a)	4,321	127,988
Pegasystems, Inc.	6,979	169,939
Progress Software Corp. (a)	4,536	114,398
Proofpoint, Inc. (a)(b)	3,512	164,502
QAD, Inc.:
Class A	1,806	35,343
Class B	1,055	17,397
Qlik Technologies, Inc. (a)	8,036	186,596
Qualys, Inc. (a)	3,002	74,960
Rapid7, Inc. (a)(b)	3,927	52,190
RealPage, Inc. (a)	7,144	143,237
Rovi Corp. (a)	7,825	178,254
Sapiens International Corp. NV	5,379	63,418
SeaChange International, Inc. (a)	2,964	17,102
Smith Micro Software, Inc. (a)	3,027	2,015
Splunk, Inc. (a)	11,165	486,794
SS&C Technologies Holdings, Inc.	8,492	494,999
Symantec Corp.	59,151	1,142,206
Synchronoss Technologies, Inc. (a)	3,758	105,262
Synopsys, Inc. (a)	13,681	612,225
Take-Two Interactive Software, Inc. (a)	7,454	268,269
Tangoe, Inc. (a)(b)	2,971	24,035
TeleNav, Inc. (a)	3,989	23,774
The9 Ltd. sponsored ADR (a)	1,774	3,850
TiVo, Inc. (a)	7,188	60,307
Tubemogul, Inc. (a)	3,570	45,839
Ultimate Software Group, Inc. (a)	2,516	432,148
Upland Software, Inc. (a)	5,930	36,825
Varonis Systems, Inc. (a)(b)	2,316	42,638
Vasco Data Security International, Inc. (a)(b)	3,515	48,331
Verint Systems, Inc. (a)	5,444	193,425
Xura, Inc. (a)	2,247	44,109
Zix Corp. (a)	5,036	20,094
Zynga, Inc. (a)	74,047	156,239
		62,627,353
Technology Hardware, Storage & Peripherals - 8.6%
Apple, Inc.	492,417	47,611,785
Astro-Med, Inc.	1,278	17,138
Avid Technology, Inc. (a)	4,306	32,941
BlackBerry Ltd. (a)(b)	45,180	352,624
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	2,686	1,692
Concurrent Computer Corp.	1,590	8,554
CPI Card Group (b)	6,093	48,196
Cray, Inc. (a)	3,761	159,504
Electronics for Imaging, Inc. (a)	3,884	153,845
Hutchinson Technology, Inc. (a)	2,386	8,780
Immersion Corp. (a)	3,026	27,264
Intevac, Inc. (a)	4,398	19,747
Logitech International SA	14,735	225,888
NetApp, Inc.	26,360	654,782
SanDisk Corp.	17,596	1,271,487
Seagate Technology LLC	26,526	831,855
Silicon Graphics International Corp. (a)	4,566	27,716
Smart Technologies, Inc. Class A (a)(b)	30,092	7,586
Stratasys Ltd. (a)(b)	4,721	88,991
Super Micro Computer, Inc. (a)(b)	4,158	135,010
U.S.A. Technologies, Inc. (a)	4,179	16,591
Western Digital Corp.	20,463	890,754
		52,592,730

TOTAL INFORMATION TECHNOLOGY		283,715,824

MATERIALS - 0.5%
Chemicals - 0.1%
A. Schulman, Inc.	2,504	61,824
AgroFresh Solutions, Inc. (a)	5,023	24,562
Balchem Corp.	2,932	185,508
Burcon NutraScience Corp. (a)	2,555	6,326
Codexis, Inc. (a)	3,894	15,810
Gulf Resources, Inc. (a)	2,652	4,588
Hawkins, Inc.	1,048	33,515
Innophos Holdings, Inc.	1,836	53,207
Innospec, Inc.	1,986	86,192
Marrone Bio Innovations, Inc. (a)(b)	2,078	2,494
Metabolix, Inc. (a)(b)	3,985	6,057
Methanex Corp.	8,058	254,902
Rentech, Inc. (a)	1,935	3,928
Senomyx, Inc. (a)(b)	3,401	11,291
		750,204
Construction Materials - 0.0%
Tecnoglass, Inc. (a)(b)	2,790	30,830
U.S. Concrete, Inc. (a)	1,239	66,596
United States Lime & Minerals, Inc.	562	29,887
		127,313
Containers & Packaging - 0.1%
AEP Industries, Inc.	469	36,915
Silgan Holdings, Inc.	5,383	275,771
UFP Technologies, Inc. (a)	1,090	24,383
		337,069
Metals & Mining - 0.3%
Century Aluminum Co. (a)	7,855	56,163
China Natural Resources, Inc. (a)	1,842	1,824
Handy & Harman Ltd. (a)	1,692	33,755
Haynes International, Inc.	1,976	60,861
Kaiser Aluminum Corp.	1,543	118,209
Mountain Province Diamonds, Inc. (a)	18,689	68,098
Olympic Steel, Inc.	1,088	11,663
Pan American Silver Corp.	13,569	130,127
Randgold Resources Ltd. sponsored ADR	3,861	352,316
Real Industries, Inc. (a)	2,239	15,740
Royal Gold, Inc.	5,746	266,442
Schnitzer Steel Industries, Inc. Class A	2,218	32,472
Silver Standard Resources, Inc. (a)(b)	7,515	43,546
Steel Dynamics, Inc.	21,524	391,522
Sutor Technology Group Ltd. (a)	893	384
Universal Stainless & Alloy Products, Inc. (a)	588	4,686
		1,587,808
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	6,516	59,296
Pope Resources, Inc. LP	482	25,532
		84,828

TOTAL MATERIALS		2,887,222

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.4%
8x8, Inc. (a)	7,415	86,236
Alaska Communication Systems Group, Inc. (a)	20,500	33,005
Atlantic Tele-Network, Inc.	1,364	98,126
B Communications Ltd.	2,890	80,226
Cogent Communications Group, Inc.	4,012	147,240
Consolidated Communications Holdings, Inc.	4,176	97,677
FairPoint Communications, Inc. (a)	2,886	43,377
Frontier Communications Corp.	104,038	562,846
General Communications, Inc. Class A (a)	3,333	63,627
Hawaiian Telcom Holdco, Inc. (a)	1,638	39,361
inContact, Inc. (a)(b)	5,684	52,691
Inteliquent, Inc.	2,926	49,801
Iridium Communications, Inc. (a)(b)	8,807	61,033
Lumos Networks Corp. (a)	2,045	25,154
magicJack VocalTec Ltd. (a)(b)	1,573	12,144
ORBCOMM, Inc. (a)	5,947	51,858
PDVWireless, Inc. (a)(b)	1,254	35,614
SBA Communications Corp. Class A (a)	11,177	1,060,586
Towerstream Corp. (a)	3,582	771
Windstream Holdings, Inc. (b)	8,663	65,146
		2,666,519
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV Series A sponsored ADR	1,333	17,889
Boingo Wireless, Inc. (a)(b)	2,822	20,234
Leap Wireless International, Inc. rights (a)	4,142	10,686
NII Holdings, Inc. (a)(b)	8,598	45,655
NTELOS Holdings Corp. (a)	2,045	18,794
Partner Communications Co. Ltd. ADR (a)	1,298	5,802
Shenandoah Telecommunications Co.	4,024	97,220
Spok Holdings, Inc.	2,040	36,149
T-Mobile U.S., Inc. (a)	71,989	2,670,792
Telesites S.A.B. de C.V. (a)	1,372	742
VimpelCom Ltd. sponsored ADR (b)	156,142	552,743
Vodafone Group PLC sponsored ADR	34,804	1,058,042
		4,534,748

TOTAL TELECOMMUNICATION SERVICES		7,201,267

UTILITIES - 0.1%
Electric Utilities - 0.0%
MGE Energy, Inc.	3,146	152,707
Otter Tail Corp.	3,470	94,939
		247,646
Gas Utilities - 0.0%
Delta Natural Gas Co., Inc.	1,091	24,580
Independent Power and Renewable Electricity Producers - 0.1%
8Point3 Energy Partners LP	2,159	32,579
Abengoa Yield PLC (b)	8,761	146,922
Pattern Energy Group, Inc.	6,890	116,992
TerraForm Global, Inc. (b)	10,705	33,935
Terraform Power, Inc. (b)	6,545	63,094
		393,522
Water Utilities - 0.0%
Artesian Resources Corp. Class A	850	24,013
Cadiz, Inc. (a)(b)	1,721	8,330
Connecticut Water Service, Inc.	1,054	43,941
Consolidated Water Co., Inc.	1,598	17,370
Middlesex Water Co.	1,516	42,478
Pure Cycle Corp. (a)	4,397	20,402
York Water Co.	958	26,613
		183,147

TOTAL UTILITIES		848,895

TOTAL COMMON STOCKS
(Cost $548,526,043)		609,116,377
	Principal Amount	Value

Convertible Bonds - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Catalyst Biosciences, Inc. 0% 2/19/18 (Cost $2,378)	2,378	2,330
	Shares	Value

Money Market Funds - 6.5%
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)
(Cost $39,518,238)	39,518,238	39,518,238
TOTAL INVESTMENT PORTFOLIO - 106.4%
(Cost $588,046,659)		648,636,945
NET OTHER ASSETS (LIABILITIES) - (6.4)%		(38,746,823)
NET ASSETS - 100%		$609,890,122

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,322
Fidelity Securities Lending Cash Central Fund	185,033
Total	$186,355

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$112,218,987	$112,218,987	$--	$--
Consumer Staples	36,389,365	36,389,365	--	--
Energy	2,594,193	2,594,193	--	--
Financials	47,663,382	47,653,936	--	9,446
Health Care	88,725,754	88,695,017	--	30,737
Industrials	26,871,488	26,871,488	--	--
Information Technology	283,715,824	283,695,707	--	20,117
Materials	2,887,222	2,887,222	--	--
Telecommunication Services	7,201,267	7,190,581	--	10,686
Utilities	848,895	848,895	--	--
Corporate Bonds	2,330	--	2,330	--
Money Market Funds	39,518,238	39,518,238	--	--
Total Investments in Securities:	$648,636,945	$648,563,629	$2,330	$70,986

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $588,833,197. Net unrealized appreciation aggregated $59,803,748, of which $119,382,282 related to appreciated investment securities and $59,578,534 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series 100 Index Fund

February 29, 2016

HUN-QTLY-0416
1.855576.108

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Automobiles - 0.8%
Ford Motor Co.	1,112,269	$13,914,485
General Motors Co.	404,104	11,896,822
		25,811,307
Hotels, Restaurants & Leisure - 1.8%
McDonald's Corp.	262,026	30,706,827
Starbucks Corp.	423,702	24,663,693
		55,370,520
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	109,688	60,604,814
Priceline Group, Inc. (a)	14,206	17,973,573
		78,578,387
Media - 3.6%
Comcast Corp. Class A	696,802	40,226,379
The Walt Disney Co.	434,010	41,456,635
Time Warner, Inc.	228,139	15,102,802
Twenty-First Century Fox, Inc.:
Class A	334,085	9,026,977
Class B	123,048	3,341,984
		109,154,777
Multiline Retail - 0.5%
Target Corp.	175,796	13,791,196
Specialty Retail - 2.0%
Home Depot, Inc.	361,802	44,906,864
Lowe's Companies, Inc.	261,134	17,634,379
		62,541,243
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	385,085	23,717,385

TOTAL CONSUMER DISCRETIONARY		368,964,815

CONSUMER STAPLES - 11.8%
Beverages - 2.9%
PepsiCo, Inc.	415,727	40,666,415
The Coca-Cola Co.	1,116,923	48,172,889
		88,839,304
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	124,818	18,726,445
CVS Health Corp.	315,984	30,704,165
Wal-Mart Stores, Inc.	447,709	29,701,015
Walgreens Boots Alliance, Inc.	248,558	19,621,169
		98,752,794
Food Products - 0.6%
Mondelez International, Inc.	453,484	18,379,707
Household Products - 2.6%
Colgate-Palmolive Co.	255,945	16,800,230
Procter & Gamble Co.	776,342	62,332,499
		79,132,729
Tobacco - 2.5%
Altria Group, Inc.	559,499	34,448,353
Philip Morris International, Inc.	442,107	40,245,000
		74,693,353

TOTAL CONSUMER STAPLES		359,797,887

ENERGY - 7.2%
Energy Equipment & Services - 1.1%
Halliburton Co.	244,215	7,883,260
Schlumberger Ltd.	359,868	25,809,733
		33,692,993
Oil, Gas & Consumable Fuels - 6.1%
Anadarko Petroleum Corp.	145,004	5,502,902
California Resources Corp.	20,355	11,442
Chevron Corp.	537,058	44,812,120
ConocoPhillips Co.	352,317	11,918,884
Devon Energy Corp.	145,619	2,865,782
Exxon Mobil Corp.	1,187,935	95,212,990
Kinder Morgan, Inc.	522,163	9,445,929
Occidental Petroleum Corp.	217,939	14,998,562
		184,768,611

TOTAL ENERGY		218,461,604

FINANCIALS - 13.4%
Banks - 6.9%
Bank of America Corp.	2,971,302	37,200,701
Citigroup, Inc.	850,084	33,025,763
JPMorgan Chase & Co.	1,050,446	59,140,110
U.S. Bancorp	469,196	18,073,430
Wells Fargo & Co.	1,326,383	62,233,890
		209,673,894
Capital Markets - 1.6%
Bank of New York Mellon Corp.	311,885	11,037,610
BlackRock, Inc. Class A	36,034	11,241,167
Goldman Sachs Group, Inc.	113,196	16,926,198
Morgan Stanley	430,966	10,644,860
		49,849,835
Consumer Finance - 0.8%
American Express Co.	238,735	13,268,891
Capital One Financial Corp.	151,824	9,979,392
		23,248,283
Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc. Class B (a)	534,604	71,727,819
Insurance - 1.2%
Allstate Corp.	110,522	7,013,726
American International Group, Inc.	352,994	17,720,299
MetLife, Inc.	317,213	12,548,946
		37,282,971
Real Estate Investment Trusts - 0.5%
Simon Property Group, Inc.	88,293	16,751,831

TOTAL FINANCIALS		408,534,633

HEALTH CARE - 15.4%
Biotechnology - 4.3%
AbbVie, Inc.	466,491	25,475,074
Amgen, Inc.	215,255	30,626,481
Biogen, Inc. (a)	63,608	16,501,187
Celgene Corp. (a)	224,194	22,605,481
Gilead Sciences, Inc.	411,255	35,881,999
		131,090,222
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	425,677	16,490,727
Medtronic PLC	401,260	31,053,511
		47,544,238
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc.	271,979	32,392,699
Pharmaceuticals - 8.4%
Allergan PLC (a)	112,467	32,627,801
Bristol-Myers Squibb Co.	476,062	29,482,520
Eli Lilly & Co.	278,508	20,052,576
Johnson & Johnson	789,574	83,071,081
Merck & Co., Inc.	797,165	40,025,655
Pfizer, Inc.	1,761,526	52,264,476
		257,524,109

TOTAL HEALTH CARE		468,551,268

INDUSTRIALS - 9.3%
Aerospace & Defense - 3.4%
General Dynamics Corp.	84,798	11,555,423
Honeywell International, Inc.	219,924	22,289,297
Lockheed Martin Corp.	75,413	16,273,371
Raytheon Co.	85,921	10,641,316
The Boeing Co.	179,715	21,238,719
United Technologies Corp.	221,976	21,447,321
		103,445,447
Air Freight & Logistics - 0.9%
FedEx Corp.	74,939	10,257,650
United Parcel Service, Inc. Class B	198,651	19,179,754
		29,437,404
Electrical Equipment - 0.3%
Emerson Electric Co.	186,784	9,120,663
Industrial Conglomerates - 3.5%
3M Co.	175,700	27,562,059
General Electric Co.	2,693,189	78,479,527
		106,041,586
Machinery - 0.4%
Caterpillar, Inc.	166,146	11,248,084
Road & Rail - 0.8%
Norfolk Southern Corp.	85,200	6,234,084
Union Pacific Corp.	243,732	19,220,706
		25,454,790

TOTAL INDUSTRIALS		284,747,974

INFORMATION TECHNOLOGY - 24.5%
Communications Equipment - 1.9%
Cisco Systems, Inc.	1,448,509	37,921,966
Qualcomm, Inc.	428,922	21,784,948
		59,706,914
Internet Software & Services - 6.2%
Alphabet, Inc.:
Class A	83,133	59,624,650
Class C	84,790	59,163,918
Facebook, Inc. Class A (a)	647,897	69,273,147
		188,061,715
IT Services - 4.2%
Accenture PLC Class A	178,294	17,875,756
IBM Corp.	254,684	33,371,245
MasterCard, Inc. Class A	282,566	24,560,637
PayPal Holdings, Inc. (a)	317,245	12,099,724
Visa, Inc. Class A	555,436	40,208,012
		128,115,374
Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	1,346,613	39,846,279
Texas Instruments, Inc.	289,472	15,347,805
		55,194,084
Software - 4.9%
Microsoft Corp.	2,279,429	115,977,348
Oracle Corp.	913,596	33,602,061
		149,579,409
Technology Hardware, Storage & Peripherals - 5.5%
Apple, Inc.	1,590,975	153,831,373
EMC Corp.	553,266	14,456,841
		168,288,214

TOTAL INFORMATION TECHNOLOGY		748,945,710

MATERIALS - 1.4%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	250,091	15,223,039
Monsanto Co.	125,512	11,294,825
The Dow Chemical Co.	320,891	15,598,512
		42,116,376
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	1,755,533	64,866,944
Verizon Communications, Inc.	1,161,092	58,902,197
		123,769,141
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	262,407	8,263,196
Southern Co.	259,375	12,496,688
		20,759,884
TOTAL COMMON STOCKS
(Cost $2,986,962,677)		3,044,649,292
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.45% 9/15/16 (b)
(Cost $1,995,022)	2,000,000	1,995,016
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund, 0.40% (c)
(Cost $20,484,896)	20,484,896	20,484,896
TOTAL INVESTMENT PORTFOLIO - 100.5%
(Cost $3,009,442,595)		3,067,129,204
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(16,562,551)
NET ASSETS - 100%		$3,050,566,653

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini S&P 500 Index Contracts (United States)	March 2016	1,640,075	$(69,322)
10 CME S&P 500 Index Contracts (United States)	March 2016	4,823,750	(319,928)
TOTAL FUTURES CONTRACTS			$(389,250)

The face value of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,387,534.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,722
Fidelity Securities Lending Cash Central Fund	7,319
Total	$17,041

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$368,964,815	$368,964,815	$--	$--
Consumer Staples	359,797,887	359,797,887	--	--
Energy	218,461,604	218,461,604	--	--
Financials	408,534,633	408,534,633	--	--
Health Care	468,551,268	468,551,268	--	--
Industrials	284,747,974	284,747,974	--	--
Information Technology	748,945,710	748,945,710	--	--
Materials	42,116,376	42,116,376	--	--
Telecommunication Services	123,769,141	123,769,141	--	--
Utilities	20,759,884	20,759,884	--	--
U.S. Government and Government Agency Obligations	1,995,016	--	1,995,016	--
Money Market Funds	20,484,896	20,484,896	--	--
Total Investments in Securities:	$3,067,129,204	$3,065,134,188	$1,995,016	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(389,250)	$(389,250)	$--	$--
Total Liabilities	$(389,250)	$(389,250)	$--	$--
Total Derivative Instruments:	$(389,250)	$(389,250)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $3,026,640,678. Net unrealized appreciation aggregated $40,488,526, of which $541,226,064 related to appreciated investment securities and $500,737,538 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2016